UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
     Pre-Effective Amendment No.                                             [ ]
     Post-Effective Amendment No. 5                                          [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                  [ ]
     Amendment No. 6                                                         [X]

                        (Check appropriate box or boxes)

                            OLD MUTUAL ADVISOR FUNDS
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

4643 SOUTH ULSTER STREET, SUITE 600, DENVER, COLORADO                 80237
-----------------------------------------------------               ----------
(Address of Principal Executive Offices)                            (Zip Code)

Registrant's Telephone Number, including Area Code: (303) 770-1733
                                                    --------------

     DAVID J. BULLOCK, 4643 SOUTH ULSTER STREET, SUITE 600, DENVER, COLORADO
     -----------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:

       CARL FRISCHLING, ESQ.          and to        ANDRA C. OZOLS, ESQ.
Kramer Levin Naftalis & Frankel LLP               Old Mutual Capital, Inc.
         919 Third Avenue                    4643 South Ulster Street, Suite 600
     New York, New York 10022                         Denver, CO 80237
          (212) 715-9100                               (888) 744-5050
-----------------------------------          -----------------------------------

Approximate Date of Proposed Public Offering: AS SOON AS PRACTICABLE AFTER THE
                                              EFFECTIVE DATE OF THIS FILING.
                                              ----------------------------------

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on August 1, 2005 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(3)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

Class A and C Shares
August 1, 2005




OLD MUTUAL ADVISOR FUNDS
[] OLD MUTUAL COPPER ROCK EMERGING GROWTH FUND



[LOGO OMITTED] COPPER ROCK CAPITAL PARTNERS




[LOGO OMITTED] OLD MUTUAL ADVISOR FUNDS

The Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined whether this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

AN INTRODUCTION TO THE OLD MUTUAL ADVISOR FUNDS(R)AND THIS PROSPECTUS


Old Mutual Advisor Funds (the "Trust") is a mutual fund that offers a convenient and economical means of investing in professionally managed portfolios of securities, called funds. The Trust offers additional series of portfolios (the "Funds"). This Prospectus offers Class A and Class C shares of Old Mutual Copper Rock Emerging Growth Fund (the "Fund").

The Fund has its own investment goal and strategies for reaching that goal. Before investing, make sure the Fund's goal matches your own.

The Fund is generally designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. The Fund may not be suitable for investors who are pursuing a short-term investment goal, such as investing emergency reserves. The Fund may not be suitable for investors who require regular income or stability of principal.


INVESTMENT ADVISER
Old Mutual Capital, Inc. (the "Adviser") is the investment adviser for the Fund. The Adviser has retained Copper Rock Capital Partners LLC (the "Sub-Adviser") to assist in managing the Fund. For information about the Sub-Adviser, see The Sub-Adviser section of this Prospectus.

This Prospectus contains important information you should know before investing in the Fund and as a shareholder in the Fund. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Fund, please refer to the back cover of this Prospectus.

TABLE OF CONTENTS


FUND SUMMARY
      Goal .............................................................   2
      Main Investment Strategies .......................................   2
      Main Investment Risks ............................................   2
      Performance Information ..........................................   3
      Fees and Expenses ................................................   3

MORE ABOUT THE FUND
      Investment Objective .............................................   4
      Additional Investment Practices, Strategies, and Risks ...........   4

THE INVESTMENT ADVISER & SUB-ADVISER
      The Investment Adviser ...........................................   5
      The Sub-Adviser ..................................................   5
      The Portfolio Managers ...........................................   6

YOUR INVESTMENT
      Policy Regarding Excessive or Short-Term Trading .................   7
      Valuing Portfolio Securities .....................................   9
      Pricing Fund Shares - Net Asset Value ............................   9
      Choosing a Share Class ...........................................  10
      Sales Charges ....................................................  11
      Buying Shares ....................................................  14
      Selling Shares ...................................................  15
      General Policies .................................................  15
      Distribution and Taxes ...........................................  16
      Distribution Arrangements ........................................  17
      Revenue Sharing ..................................................  17

FINANCIAL HIGHLIGHTS
      Financial Highlights .............................................  18

                                       [1]

OLD MUTUAL COPPER ROCK EMERGING GROWTH FUND


FUND SUMMARY

GOAL
The Fund seeks to provide investors with capital appreciation. The Fund may change its investment objective without shareholder approval.


MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests primarily in equity securities of emerging growth companies. The Fund emphasizes small- and mid-cap companies in its portfolio, that is, companies with market values within the range of market values of issuers included in the Russell 2000(R) Growth Index. The index measures the performance of those companies in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. For purposes of the Fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments with common stock characteristics, such as depositary receipts, warrants, rights, and preferred stocks.

The Fund defines emerging growth companies as those that are less mature and appear to have the potential for rapid growth. The Fund may invest in emerging growth companies of any size, but the Fund generally expects to invest in companies that are small at the time it first invests in them. There is no minimum percentage of assets of either small- or mid-cap companies for the Fund's investments, and it has the flexibility to invest substantially in either small- or mid-cap issuers. The Fund may at times be invested primarily in small-cap stocks.

In selecting securities, the Sub-Adviser favors entrepreneurial companies that appear to be reasonably valued. It uses bottom-up fundamental research to identify potential investments, examining such features as a company's financial condition, business prospects, competitive position, and business strategy. The Sub-Adviser looks for companies with strong management, superior earnings growth prospects, and attractive relative valuations. The Sub-Adviser sells or reduces holdings if the stock's target price is attained, there is a change in the company's management team or business objectives, or if there is deterioration in a company's fundamentals.

The Sub-Adviser may adjust the composition of the Fund's portfolio as market conditions and economic outlooks change. For more information on the Fund's investment strategies and the associated risks, please refer to the More About the Fund section of this Prospectus.


MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

Because the Fund invests primarily in equity securities, its major risks are those of stock investing, including sudden and unpredictable drops in value and the potential for periods of lackluster performance. The prices of equity securities held by the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller and medium sized market capitalizations because they tend to have more limited product lines, markets, and financial resources and may be dependent on a smaller management group than larger, more established companies.

Emerging growth stocks of any size company often have an above-average sensitivity to market movements because their market prices tend to reflect future expectations. Small company stocks can be particularly sensitive because they may be thinly traded and can be subject to rapid changes in investor sentiment. During times of high volatility, the Fund may have difficulty finding buyers for portfolio securities.

Because of these and other risks, the Fund may underperform certain other stock funds (those emphasizing value stocks or large-cap stocks, for example) during periods when emerging growth stocks in general are out of favor. The success of the Fund's investment strategies depends largely on the portfolio management's skill in assessing the potential of the securities the Fund buys.

Because the Fund may invest in U.S. companies with some international business, and also may invest in foreign companies, it is subject to the risks associated with international investing. Foreign issuers, especially issuers located in emerging markets, can be riskier and more volatile than investments in the U.S. market. Adverse political and economic developments, changes in the value of foreign currency, differences in tax and accounting standards, and difficulties in obtaining information about foreign companies can all negatively affect investment decisions.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

                                       [2]

PERFORMANCE INFORMATION

Performance information is not presented since the Fund is new. Performance information will be presented for the Fund after it has been in operation for one complete calendar year.


FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

FEES AND EXPENSES TABLE
                                      Class A       Class C
--------------------------------------------------------------------------------
  Shareholder Fees
  (fees paid directly from your
  investment)
  Maximum Sales Charge (Load)
  (as a percentage of offering
  price)                             5.75%               None
  Maximum Deferred Sales
  Charge (Load)
  (as a percentage of original
  purchase price)                     None 1            1.00%
  Redemption Fee 2
  (as a percentage of amount
  redeemed)                          2.00%              2.00%
  Annual Fund Operating Expenses
  (expenses that are deducted
  from Fund assets)
  Management Fees                    0.90%              0.90%
  Distribution (12b-1) Fees           None              0.75%
  Other Expenses
     Service Fees                    0.25%              0.25%
     Other Operating Expenses 3      1.22%              1.22%
     Total Other Expenses            1.47%              1.47%
--------------------------------------------------------------------------------
  TOTAL ANNUAL OPERATING EXPENSES    2.37%              3.12%
  Fee Waivers and/or Expense
  Reimbursement                     -0.82%             -0.82%
  NET EXPENSES 4                     1.55%              2.30%
--------------------------------------------------------------------------------

1 If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

2  Imposed on redemption within 10 calendar days of purchase.

3 Other Operating Expenses are based on estimated amounts for the current fiscal year.

4 The Adviser has contractually agreed to waive advisory fees or absorb Fund expenses as necessary to maintain the Fund's net expenses at the levels shown above for the first year of the Fund's operations. To the extent that the Adviser waives advisory fees or absorbs operating expenses of the Fund, the Adviser may seek payment of such waived fees or reimbursement of such absorbed expenses within two fiscal years after the fiscal year in which fees were waived or expenses were absorbed, so long as the Fund's assets are greater than $75 million, such payment or reimbursement does not cause the Fund's net expenses to exceed the levels shown above and the payment or reimbursement was approved by the Board of Trustees.

EXAMPLE
This example is intended to help you compare the cost of investing in the Class A and Class C shares of the Fund to the cost of investing in other mutual funds. This example makes four assumptions: (i) you invest $10,000 in the Fund for the time periods shown; (ii) you redeem all your shares at the end of those time periods; (iii) you earn a 5% return on your investment each year; and (iv) the Fund's operating expenses reflect net operating expenses for the one-year period and total annual fund operating expenses without expense waivers for years two and three. The example is hypothetical. Your actual costs may be higher or lower.


  YOUR COST OVER

                    1 Year             3 Years
  Class A             $724              $1,198
  Class C             $333                $886

  YOU WOULD PAY THE FOLLOWING IF
  YOU DID NOT REDEEM YOUR SHARES 1
                    1 Year             3 Years
  Class C             $233                $886 2

1 Because Class A shares carry a CDSC on redemptions of large purchases not subject to an initial sales charge, the expense information for Class A shares is not included under this scenario.

2 Because the Class C CDSC is imposed only on redemptions within one year of purchase, the three-year cost information under this scenario is identical to that shown above.

                                       [3]

MORE ABOUT THE FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide investors with capital appreciation. The Fund may change its investment objective without shareholder approval.


ADDITIONAL INVESTMENT PRACTICES, STRATEGIES, AND RISKS
In addition to its principal investment strategies, the Fund may use the investment strategies described below. The Fund may also employ investment practices that this Prospectus does not describe, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing, and other techniques. For more information concerning the Fund's investment practices and its risks, you should read the Statement of Additional Information ("SAI").


INVESTMENTS OTHER THAN GROWTH STOCKS
The Fund may invest in equity securities that are value oriented or that pay dividends.


FOREIGN SECURITIES
The Fund may invest up to 20% of its total assets in foreign securities. Foreign securities are securities of companies located outside the United States, ADRs, EDRs, and other similar global instruments. When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and EDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for the Fund to sell its securities and could reduce the value of your shares. Changes in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions.

TEMPORARY DEFENSIVE STRATEGY
The investments and strategies described in this Prospectus are those that are used under normal circumstances. During unusual economic, market, political, or other circumstances, the Fund may invest up to 100% of its assets in short-term high quality debt instruments, such as U.S. government securities. These instruments would not ordinarily be consistent with the Fund's principal investment strategies and may prevent the Fund from achieving its investment objective. The Fund will do so only if the Sub-Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund's investment objective.

When the Sub-Adviser pursues a temporary defensive strategy, the Fund may not profit from favorable developments that it would have otherwise profited from if it were pursuing its normal strategies.


PORTFOLIO TURNOVER
While the Sub-Adviser does not employ short-term trading as a strategy for the Fund, the Fund's annual portfolio turnover rate may exceed 100%. High portfolio turnover results in increased transaction costs, such as brokerage commissions. Increased transaction costs could detract from the Fund's performance. In addition, the sale of the Fund's portfolio holdings may generate capital gains, which, when distributed, may be taxable to you.


PORTFOLIO DISCLOSURE
A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI. The back cover of this Prospectus explains how you can get a copy of the SAI. The Fund's portfolio holdings as of a period end are publicly disclosed four times per year with the Securities and Exchange Commission ("SEC") on Form N-CSR or Form N-Q. These reports are available, free of charge, on the SEC's website at www.sec.gov.

                                       [4]

THE INVESTMENT ADVISER & SUB-ADVISER


THE INVESTMENT ADVISER
OLD MUTUAL CAPITAL, INC., 4643 South Ulster Street, Suite 600, Denver, Colorado 80237, is the investment adviser for the Fund. The Adviser was organized in 2004 and is a subsidiary of Old Mutual (US) Holdings Inc. ("OMUSH"), which is a wholly owned subsidiary of Old Mutual plc, a London-exchange-listed international financial services firm.

The Adviser oversees the operations of the Fund and monitors the performance of the Sub-Adviser. The Trust's Board of Trustees supervises the Adviser and the Sub-Adviser and establishes policies that the Adviser and the Sub-Adviser must follow in their day-to-day investment management activities. In January 2005, the Fund applied for an exemptive order from the SEC permitting the Fund to change asset managers without shareholder approval, but subject to notification to shareholders within 60 days of any such change. There is no assurance that the Fund will be successful in obtaining this relief.

For its services to the Fund, the Adviser will receive, on an annual basis, a management fee equal to 0.90% of the Fund's average daily net assets.


THE SUB-ADVISER
The Sub-Adviser was selected by the Adviser, subject to the approval of the Board, to manage the Fund's investment operations and the composition of its investment portfolio. The Sub-Adviser determines what securities will be purchased, retained or sold, arranges securities transactions for the Fund through brokers or dealers, provides the Board of Trustees with reports and other information requested to review the Fund's investment policies and performance, votes proxies on behalf of the Fund, and maintains certain books and records with respect to the Fund's portfolio transactions. For its services to the Fund, the Sub-Adviser will receive fees payable by the Adviser under its investment sub-advisory agreement. Refer to the SAI for further information about these fees.

Copper Rock Capital Partners LLC was established in January 2005 as a Delaware limited liability company. Its founders specialize in small- to mid-cap growth equity investments. The firm's address is 200 Clarendon Street, 53rd Floor, Boston, Massachusetts 02116.

                                       [5]

THE PORTFOLIO MANAGERS


Two co-managers at the Sub-Adviser are primarily responsible for investing the assets of the Fund. The following summarizes the experience of each of these portfolio managers. They have managed the Fund's assets since its inception.

TUCKER M. WALSH         Founding partner, chief executive officer, head of
                        portfolio management, and portfolio manager of the Sub-Adviser since January 2005; and managing director, State Street Research & Management Company prior to
                        January 2005.

MICHAEL MALOUF, CFA     Founding partner, president, and portfolio manager of
                        the Sub-Adviser since January 2005; managing director, Neuberger Berman LLC from 1998 to 2002; and small-cap portfolio manager, RCM Capital Management from 1991 to 1998.

For more information on the Fund's portfolio managers, their compensation, other accounts managed by them and their ownership of Fund shares, please see the SAI.

                                       [6]

YOUR INVESTMENT


POLICY REGARDING EXCESSIVE OR
SHORT-TERM TRADING
While the Fund provides shareholders with daily liquidity, it is intended to be a long-term investment vehicle and is not designed for investors that engage in excessive short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa). Short-term or excessive trading could lead to the Fund needing to maintain higher daily cash balances to meet redemption requests as well as higher transaction costs, either of which could adversely affect shareholder returns.

The Trust's Board of Trustees has adopted policies and procedures, and the Adviser and certain of its affiliates (collectively, "Old Mutual Capital") and their agents, have implemented the following tools, in accordance with the Trust's policies and procedures, designed to discourage excessive short-term trading in the Fund:

(i)    trade activity monitoring;

(ii)   trading guidelines;

(iii)  a redemption fee on certain trades in the Fund; and

(iv)   selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools other than the redemption fee involves judgments, which are inherently subjective. Old Mutual Capital and its agents seek to make these judgments to the best of their abilities in a manner that they believe are consistent with shareholder interests. For purposes of applying these tools, Old Mutual Capital and its agents may consider an investor's trading history in the Fund and the other Funds and accounts under common ownership, influence or control. Old Mutual Capital and the Fund may modify these procedures in response to changing regulatory requirements, such as rules and regulations adopted by the SEC or U.S. Department of Labor, or to enhance the effectiveness of the procedures.


Trade Activity Monitoring

Old Mutual Capital and its agents monitor selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Old Mutual Capital or one of its agents determines that a shareholder has engaged in excessive short-term trading, it will (i) advise the shareholder or use its best efforts to work with the financial intermediary that holds the account to inform the shareholder that he or she must stop such activities, and (ii) use its best efforts to refuse to process purchases in the shareholder's account. Determining whether a shareholder has engaged in excessive short-term trading involves judgments that are inherently subjective. In making such judgments, Old Mutual Capital and its agents seek to act in a manner that they believe is consistent with the best interests of Fund shareholders.

The ability of Old Mutual Capital and its agents to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts, and certain fee-based program accounts is severely limited. Brokers, retirement plan administrators and fee-based program sponsors ("financial intermediaries") often maintain the underlying shareholder accounts and do not disclose individual shareholder transaction information. Old Mutual Capital and its agents generally rely on the willingness, ability, and rights of financial intermediaries to monitor trading activity in omnibus accounts and enforce the Fund's excessive short-term trading policy on shareholders in such accounts. There is no assurance that the financial intermediaries will in all instances cooperate with Old Mutual Capital and its agents in monitoring trading activity or enforcing the excessive short-term trading policy. Old Mutual Capital and its agents, however, will attempt to apply the excessive short-term trading policy uniformly to all financial intermediaries. This is one reason why this tool cannot eliminate completely the possibility of excessive short-term trading.


Trading Guidelines

If a shareholder exceeds four exchanges out of the Fund per calendar year, or if the Fund, Old Mutual Capital, or one of its agents, determines that a shareholder's short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), the Fund will not knowingly accept any additional purchase and exchange orders from such shareholder. The Fund and Old Mutual Capital and its agents may accept exchanges that are detected under these guidelines if they believe that such transactions are not excessive short-term trading activity, for legitimate trading

                                       [7]
purposes, and consistent with the best interests of shareholders. The movement out of (redemption) of one of the Funds and into (purchase) one or more of the other Funds is considered a single exchange. The Fund may permit exceptions to the four exchange limit for wrap accounts that can demonstrate they are following a bona fide asset allocation program.


Redemption/Exchange Fee

The Fund (except in those cases noted below) will impose a 2.00% redemption/exchange fee on total redemption proceeds (before applicable deferred sales charges) of any shareholder redeeming shares (including redemption by exchange) of the Fund within 10 calendar days of purchase. The Fund will impose a redemption fee to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days. In determining how long shares of the Fund have been held, Old Mutual Capital assumes that shares held by the investor for the longest period of time will be sold first. The Fund will retain the fee for the benefit of the remaining shareholders.

The Fund charges the redemption/exchange fee to discourage market timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements, to help minimize the impact the redemption or exchange may have on the performance of the Fund, to facilitate Fund management and to offset certain transaction costs and other expenses the Fund incurs because of the redemption or exchange.

The Fund will not charge the 2.00% redemption fee on transactions involving the following:

1. total or partial redemptions of shares by omnibus accounts maintained by intermediaries such as broker dealers and retirement plans and their service providers that do not have the systematic capability to process the redemption fees;

2. total or partial redemptions of shares by omnibus accounts maintained by intermediaries such as broker dealers and retirement plans and their service providers that have negotiated pre-existing legal covenants and agreements with the Fund to waive or not to impose redemption fees;

3. total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the Fund or a financial intermediary;

4. redemptions of shares from employer-sponsored retirement plans, such as 401(k) plans, which are made in connection with the withdrawal of an entire plan from the Fund;

5. redemptions initiated to pay an asset-based fee charged to customers of certain fee-based or wrap programs; or

6.  redemptions initiated by the Fund, as permitted in this Prospectus.

The Fund's goal is to apply the redemption fee to all shares of the Fund regardless of the type of account through which the shares are held. That goal is not immediately achievable primarily because of systems limitations of certain intermediaries and preexisting contrary legal covenants and agreements with intermediaries. The Fund will use its best efforts to encourage intermediaries that maintain omnibus accounts that are currently unable to support a redemption fee to modify their computer systems to do so and will attempt to renegotiate legal covenants and agreements with intermediaries that currently prohibit the imposition of such a fee. There is no guarantee that the Fund will be successful in those efforts.


Fair Value Pricing

The Fund has fair value pricing procedures in place, and the Fund's Valuation Committee meets as necessary to value securities in appropriate circumstances that may include, but are not limited to, when a market price is unavailable or if Fund assets have been affected by events occurring after the close of trading of a securities market, but before the Fund calculates its net asset value. The Fund's Valuation Committee may fair value small-cap securities, for example, that are thinly traded or illiquid. By fair valuing a security, the Fund attempts to establish a price that it might reasonably expect to receive upon its current sale of that security. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interest or other harm to shareholders. In addition, fair value pricing is a helpful tool in preventing excessive short-term trading activity because it may make it

                                       [8]
more difficult for potentially disruptive shareholders to determine if pricing inefficiencies exist in the Fund's portfolio holdings. The effect of fair value pricing is that the fair value price of a security may differ from the actual price received at the time of sale.


VALUING PORTFOLIO SECURITIES
The Fund prices its investments for which market quotations are readily available at market value. Short-term investments are priced at amortized cost, which approximates market value. All other investments are priced at fair value as determined in good faith by the Board of Trustees. See "Fair Value Pricing" above. If the Fund holds securities quoted in foreign currencies, it converts that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of the Fund's shares may change on days when its shares are not available for purchase or sale.


PRICING FUND SHARES - NET ASSET VALUE
The price of the Fund's shares is based on the Fund's net asset value (NAV) per share. The Fund's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. The Fund's NAV per share is calculated and the Fund's shares are priced at the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) each day the Exchange is open for business. Fund shares are not priced on days that the New York Stock Exchange is closed.

                                       [9]

CHOOSING A SHARE CLASS

Classes of Shares

Two classes of the Fund are offered by this Prospectus: Class A and Class C. Each class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. Below is a summary of certain features of the two share classes:

                                                       CLASS A                                    CLASS C
------------------------------------------------------------------------------------------------------------------------------------
  INITIAL SALES CHARGE                                 up to 5.75%                                None
------------------------------------------------------------------------------------------------------------------------------------
  CONTINGENT DEFERRED SALES CHARGE ("CDSC")            None (except on redemptions                1.00% on redemptions within
                                                       of certain large purchases held            one year
                                                       for less than one year)
------------------------------------------------------------------------------------------------------------------------------------
  DISTRIBUTION AND SERVICE FEES                        0.25%                                      1.00%
------------------------------------------------------------------------------------------------------------------------------------
  DIVIDENDS                                            Generally higher than Class C              Generally lower than Class A
                                                       due to lower annual expenses               due to higher annual expenses
------------------------------------------------------------------------------------------------------------------------------------
  TYPICAL SHAREHOLDER                                  Generally more appropriate                 Generally more appropriate
                                                       for long-term investors                    for short-term investors
------------------------------------------------------------------------------------------------------------------------------------

The sales charge information in this section of the prospectus can also be accessed, free of charge, at www.OldMutualCapital.com.

                                      [10]

SALES CHARGES
Class A Shares

A sales charge may be imposed on the purchase of Class A shares of the Fund (initial sales charge). You may be eligible to pay a reduced initial sales charge or none at all, as described below. The term Public Offering Price used below includes the Fund's NAV per share plus any applicable initial sales charge.

Class A shares of the Fund are currently sold with an initial sales charge ranging from 5.75% to 2.00% of the offering price on purchases of up to $1 million.

                                    Investor's Initial Sales Charge
--------------------------------------------------------------------------------
                                         As a          As a
                                      Percentage    Percentage
                                     of the Public  of the Net
  Amount of Investment                 Offering       Amount
  in Single Transaction                  Price       Invested
--------------------------------------------------------------------------------
  Less than $100,000                       5.75%         6.10%
  $100,000 but less than $250,000          4.50%         4.71%
  $250,000 but less than $500,000          3.25%         3.36%
  $500,000 but less than $1,000,000        2.00%         2.04%
  $1,000,000 and over                      0%            0%
--------------------------------------------------------------------------------

Ways to Reduce or Eliminate
Class A Initial Sales Charges

Certain investors may be eligible to purchase Class A shares at NAV and not pay an initial sales charge. Other investors may be eligible for a reduced initial sales charge on purchases of Class A shares. Below are the various ways that investors may qualify for a reduction or elimination of initial sales charges on purchases of Class A shares. The SAI contains more detail on how to qualify for certain of these reductions or eliminations of initial sales charges.


Class A Purchases Not Subject to
Initial Sales Charges

You will not pay initial sales charges:

o on purchases of $1 million or more Class A shares of the Fund. However, redemptions of Class A shares of the Fund purchased at net asset value may result in your paying a CDSC if such shares are redeemed within one year of purchase. See "Class A Purchases Subject to Contingent Deferred Sales Charge."

o on additional purchases of one or more Funds that result in account balances of Class A shares of $1 million or more.

o  on shares purchased by reinvesting dividends and distributions.

o when exchanging shares among Funds with the same or higher initial sales charges (see "General Policies - Exchanges Between Funds" for more information on exchanges between Funds).

o when using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Fund shares. See the SAI for more information on the reinstatement privilege.

o  when a merger, consolidation or acquisition of assets of the Fund occurs.

o if you are the Adviser or Sub-Adviser, an affiliated company of the Adviser or the Sub-Adviser and you purchase your shares directly through the Fund's distributor ("Distributor").

o if (i) you are a current or retired trustee, officer, employee (each such person referred to hereinafter as an "Employee") of (a) the Adviser, (b) the Sub-Adviser, or (c) affiliates of the Adviser, Sub-Adviser or of other mutual funds which are advised by the Adviser or Sub-Adviser, or the immediate family member of such persons (including spouse and children), or any trust established exclusively for the benefit of an Employee or an Employee's immediate family member; (ii) you opened your account while you or your immediate family member was an Employee; and (iii) you purchase your shares directly through the Distributor.

o if you are an employee benefit plan established for employees of the Adviser, Sub-Adviser, or their affiliates.

o if you are a discretionary advised client of the Adviser, Sub-Adviser, or their affiliates.

o if you are a registered representative or employee of selected dealers who have entered into agreements with the Distributor (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the Fund) or any member of the immediate family (including spouse and children) of any such person, provided that purchases at net asset value are permitted by the policies of, and are made through, such person's employer.

                                      [11]

o if you are a financial institution trust department with an aggregate initial investment of up to $1 million in the Funds.

o if you are a managed account (wrap) program for the benefit of clients of broker-dealers and financial institutions or financial planners adhering to certain standards established by the Trust that provides asset allocation or similar specialized investment services or investment company transaction services for their customers, that charges a minimum annual fee for such services, and that has entered into an agreement with the Distributor, or a clearing agent that has an agreement with the Distributor, with respect to its use of the Funds in connection with such services.

o if you are a pension, profit-sharing, or other employee benefit plan created pursuant to a plan qualified under Section 401 of the Internal Revenue Code (the "Code") or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. See the SAI for applicable restrictions. Participants in such plans that establish one or more separate accounts with the Fund may include, for purposes of determining any applicable reduction of initial sales charges, only the participants' individual investments in the plans.

o if you are an individual or entity with a substantial business relationship with the Funds, Adviser, Sub-Adviser, or their affiliates, as determined by a Vice President or more senior officer of the Funds, Adviser or Sub-Adviser, and you purchase your shares directly through the Distributor.


Class A Purchases Eligible for
Reductions of Initial Sales Charges

In addition to the above described reductions in initial sales charges for purchases over a certain dollar size, you may also be eligible to participate in one or more of the programs described below to lower your initial sales charge. To be eligible to participate in these programs, you must inform your broker-dealer or financial advisor or the Distributor at the time you purchase shares that you would like to participate in one or more of the programs and provide information necessary to determine your eligibility to participate, including the account number(s) and names in which your accounts are registered at the time of purchase. In addition, the Trust may request account statements if it is unable to verify your account information.

RIGHTS OF ACCUMULATION. Purchases of new Class A shares may be combined with Class A shares that you previously purchased for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the amount of your current purchase and the current value of all Class A shares that you own. See the SAI for more information on Rights of Accumulation.

LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of Class A shares of the Fund during a thirteen-month period. The amount you agree to purchase determines the amount of the initial sales charge you will pay. If you fail to purchase the full amount of your commitment in the LOI within the thirteen-month period, your account will be adjusted to the higher initial sales charge for the amount actually invested. See the SAI for more information on LOIs.

CONCURRENT PURCHASES. You may combine the amount invested in simultaneous purchases of Class A and Class C shares of two or more Funds to determine your Class A sales charge.


Purchasers Qualifying for Reductions in Initial Sales Charges

Only certain persons or groups are eligible for the reductions in initial sales charges described in the preceding section. These qualified purchasers include the following:

INDIVIDUALS

o  an individual, his or her spouse, or children residing in the same household;

o  any trust established exclusively for the benefit of an individual;

TRUSTEES AND FIDUCIARIES

o a trustee or fiduciary purchasing for a single trust, estate or fiduciary account; and

OTHER GROUPS

o any organized group of persons, whether or not incorporated, purchasing Class A shares of one or more Funds, provided that (i) the organization has been in existence for at least six months; and (ii) the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

                                      [12]

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders at the time of purchase and, if necessary, support their qualification for the reduced charge with appropriate documentation. Appropriate documentation includes, without limitation, account statements regarding Class A shares of the Funds held in all accounts (e.g., retirement accounts) by the investor, and, if applicable, his or her spouse and children residing in the same household, including accounts at broker-dealers or other financial intermediaries different than the broker-dealer of record for the current purchase of Fund shares. The Distributor reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing, to the reduced initial sales charge. No person or entity may distribute shares of the Fund without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as described in this Prospectus.


Class A Purchases Subject to Contingent Deferred Sales Charges

A CDSC will apply to purchases of $1 million or more of Class A shares that are redeemed within 12 months of the date of purchase. This charge will be based on the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares and will be charged at 1.00% of all purchases of $1 million or more. In determining whether a CDSC is payable, and the amount of any such charge, shares not subject to the CDSC are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 12 months of the date the shares were originally purchased.


Class A Purchases Not Subject to Contingent Deferred Sales Charges

The CDSC will be waived on redemptions of shares purchased by an investor in amounts of $1 million or more under the following circumstances:

o where such investor's dealer of record, due to the nature of the investor's account, notifies the Distributor prior to the time of investment that the dealer waives the payments otherwise payable to the dealer.

o managed account (wrap) programs for the benefit of clients of broker-dealers and financial institutions or financial planners adhering to certain standards established by the Trust that provide asset allocation or similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with the Distributor, or a clearing agent that has an agreement with the Distributor, with respect to their use of the Fund in connection with such services.

o on purchases subject to the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Fund shares. The reinstatement privilege applies to all types of accounts (i.e., regular accounts, retirement accounts, etc.) but new purchases must be in the same type of account as the previous purchases to be eligible for such privilege. See the SAI for more information on the redemption privilege.

o on purchases made in connection with a merger, consolidation, or acquisition of assets of the Fund.


Class C Shares

Class C shares are not subject to an initial sales charge but may be sold with a CDSC. The overall cost per share of investing in Class C shares in amounts greater than $1 million is generally higher than the comparable cost of investing in similar dollar amounts of Class A shares. Accordingly, the Trust will refuse an investor's order to purchase additional Class C shares when, to the knowledge of the Distributor, the value of all Class C shares of the Funds in all of the investor's related accounts exceeds $1 million. For purposes of this policy, "related accounts" refers to the accounts that may be aggregated for purposes of purchasing Class A shares with a reduced initial sales charge, as described under "Purchasers Qualifying for Reductions in Initial Sales Charges." In no event will the Trust honor an order to purchase more than $1 million of Class C shares of the Funds.

                                      [13]

Class C Purchases Not Subject to Contingent Deferred Sales Charges

Certain investors may be eligible to redeem Class C shares without paying a CDSC. You will not pay a CDSC:

o if you redeem shares acquired through reinvestment of dividends and distributions.

o  on increases in the net asset value of your shares.

o on redemptions pursuant to a systematic withdrawal plan, provided that the amounts withdrawn do not exceed 10.00% of the value of your shares in any twelve-month period.

o when using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Fund shares. See the SAI for more information on the redemption privilege.

o upon the death of the shareholder or plan participant (if you present a death certificate for the applicable shareholder or plan participate).

o upon the post-purchase disability (as defined in Section 72(m)(7) of the Code) of the shareholder or plan participant (if such shareholder or plan participant provides a physician's certification of such disability and such certification is acceptable in form and substance to the Trust). Pursuant to
   Section 72(m)(7) of the Internal Revenue Code, an individual shall be considered to be disabled if the individual is unable to engage in any substantially gainful activity by reason of any medically determinable physical or mental impairment, which can be expected to result in death or to be of long-continued and indefinite duration.

o on required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2.

o on total or partial redemptions where the investor's dealer of record notified the Distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him.

o on the liquidation of a shareholders account by the Trust for failure to maintain the required minimum account balance.

The SAI provides additional information regarding purchasing or redeeming Class A or Class C shares at reduced or without sales charges. Consult the Fund's SAI for details.


Computing a Contingent
Deferred Sales Charge

The CDSC on redemptions of Class A and Class C shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.


BUYING SHARES
You may purchase Class A and Class C shares of the Fund through select broker-dealers or other financial institutions that are authorized to sell you shares of the Fund. Such financial institutions may charge you a fee for this service in addition to the Fund's public offering price. Purchases of shares of the Fund may be made on any day on which the New York Stock Exchange is open for business. For your purchase order to be effective on the day you place your order with your broker-dealer or other financial institution, the broker-dealer or financial institution must receive your order before 4:00 p.m. Eastern Time and promptly transmit the order to the Fund. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders to the Fund so that you may receive the same day's net asset value. The price per share you will pay to invest in the Fund is its NAV per share next calculated after the transfer agent or other authorized representative accepts your order, plus any applicable initial sales charge.


Concepts to Understand

TRADITIONAL IRA: an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

SPOUSAL IRA: an IRA funded by a working spouse in the name of a nonworking spouse.

ROTH IRA: an IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

COVERDELL EDUCATION SAVINGS ACCOUNTS: a savings account with non-deductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.

                                      [14]

For more complete IRA information, individuals should call 888.744.5050 or a tax professional and investment professionals should call 888.772.2888 or a tax professional.


Minimum Investments

--------------------------------------------------------------------------------
                              Initial          Additional
--------------------------------------------------------------------------------
  Regular accounts              $2,500          no minimum
  Uniform Gifts/Transfer
    to Minor Accounts           $  500          no minimum
  Traditional IRAs              $2,000          no minimum
  Roth IRAs                     $2,000          no minimum
  Coverdell Education
    Savings Accounts            $  500          no minimum
  Systematic Investment
    Plans1 (SIP)                $  500              $25
--------------------------------------------------------------------------------

1 Provided a SIP is established, the minimum initial investment for the Fund is $500 along with a monthly systematic investment of $25 or more. The $25 minimum investment for SIPs applies to all types of accounts.

SELLING SHARES
You may sell your shares of the Fund by contacting your broker-dealer or other financial institution at which you maintain an account. Such financial institution may charge you a fee for this service. Sale orders received by the Fund's transfer agent or other authorized representatives by 4:00 p.m. Eastern Time will be priced at the Fund's next calculated NAV per share. The redemption price will be reduced by any applicable CDSC. The Fund generally sends payment for your shares the business day after your order is received in good order. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days. Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected, which may take up to 15 days from the date of purchase.


GENERAL POLICIES
o IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT: The Fund is required by federal law to obtain, verify, and record information that identifies each person who opens a new account. If you do not provide this information, we may not be able to open your account. The Fund reserves the right to close your account or take such other action deemed appropriate if it is unable to verify your identity.

o  The Fund may reject or suspend acceptance of purchase orders.

o The Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1.00% of the aggregate net asset value of the Fund in any 90-day period.

o When placing a purchase, sale, or exchange order through an authorized representative, it is the representative's responsibility to promptly transmit your order to the Fund's transfer agent so that you may receive that same day's NAV per share.

o SEI Trust Company, the custodian for Traditional, Roth and Coverdell Education Savings accounts, currently charges a $10 annual custodial fee to Traditional and Roth IRA accounts and a $7 annual custodial fee to Coverdell Education Savings Accounts. This fee will be automatically deducted from your account if not received by the announced due date, usually in mid-August.

o Because of the relatively high cost of maintaining smaller accounts, the Fund charges an annual fee of $12 if your account balance drops below the minimum investment amount because of redemptions. The Fund will provide notice of the imposition of this fee; the Fund will not impose this fee if you purchase additional shares during the notice period to meet the minimum investment amount. Minimum investment amounts are identified in the table above. For non-retirement accounts, the Fund may, upon prior notice, close your account and send you the proceeds if your account balance remains below the minimum investment amount for over 60 days due to your redeeming or exchanging out of the Fund.

o To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of the Fund. Call your broker-dealer or financial advisor if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or financial advisor.

                                      [15]

Exchanges Between Funds

You may exchange some or all shares of a particular class of the Funds for the same class of the other Funds that offer such class of shares. Class A shares of the Funds may not be exchanged for Class C shares, and Class C shares of the Funds may not be exchanged for Class A shares.

Generally, you will not pay an initial sales charge when you exchange Class A shares of two or more Funds. However, you may be required to pay an initial sales charge when exchanging from one of the Funds with a lower initial sales charge than the one into which you are exchanging. If you exchange into one of the Funds whose shares are subject to a CDSC, we will calculate the holding period on the date you made your original purchase and not the date you exchanged your shares.

If a shareholder exceeds four exchanges out of the Fund per calendar year, or if the Fund, Old Mutual Capital, or one of its agents determines, in its sole discretion, that a shareholder's short-term trading activity is excessive, the determining party or the Fund may, in its discretion, reject any additional purchase and exchange orders. In addition, short-term exchanges may be subject to a redemption fee. See the "Policy Regarding Short-Term or Excessive Trading" section for details of the Trust's trading guidelines and redemption fee.


Systematic Withdrawal Plan

Permits you to have payments of $50 or more mailed or automatically transferred from your Fund accounts to your designated checking or savings account.

o Consult your broker, dealer or financial intermediary regarding how to establish this feature.

Note: You must maintain a minimum account balance of $5,000 or more.


DISTRIBUTION AND TAXES
The Fund pays shareholders dividends from its net investment income and distributions from its net realized capital gains, if available. Net investment income and distributions from capital gains are paid annually. Dividends and distributions will be reinvested in your Fund account unless you instruct the Fund otherwise. There are no fees on reinvestments. Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire, or Automated Clearing House transfer.

Unless your investment is in an IRA or other tax-exempt account, your dividends and distributions will be taxable whether you receive them in cash or reinvest them. Dividends (including short-term capital gains distributions) are generally taxed at the ordinary income rate. However, distributions of qualified dividend income and long-term capital gains are taxable to individuals and other non-corporate taxpayers at lower rates. The current qualified dividend income and long-term capital gains tax rates are provided in the table below.

A sale or exchange of shares of the Fund, including pursuant to a systematic withdrawal plan, may also generate a tax liability unless your account is tax-exempt. There are two types of tax liabilities you may incur from a sale or exchange: (i) short-term capital gains will apply if you sell or exchange shares of the Fund within one year after buying them; (ii) long-term capital gains will apply to shares of the Fund sold or exchanged after one year. The table below describes the tax rates for each.


Taxes on Transactions

The tax status of your distributions for each calendar year will be detailed in your annual tax statement from the Fund. Because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

TAX RATES APPLICABLE TO SALES, EXCHANGES AND DISTRIBUTIONS TO INDIVIDUALS AND OTHER NON-CORPORATE SHAREHOLDERS
--------------------------------------------------------------------------------
                        Tax rate for 15%    Tax rate for brackets
  Type of Income        bracket and lower   higher than 15%
--------------------------------------------------------------------------------
  Dividends Generally   Ordinary            Ordinary
                        income rate         income rate

  Qualified Dividends   5%                  15%

  Short-term
  Capital Gains         Ordinary            Ordinary
                        income rate         income rate
  Long-term
  Capital Gains         5%                  15%
--------------------------------------------------------------------------------

                                      [16]

DISTRIBUTION ARRANGMENTS
The Fund has three classes of shares, two of which, Class A and Class C, are offered by this Prospectus. Each class has the same rights and privileges as the other share classes of the Fund, except that: (i) each class is subject to different sales charges (loads); (ii) each class is subject to different distribution fees, which, if applicable, are paid pursuant to a Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940; (iii) each class may be subject to different service fees, which, if applicable, are paid pursuant to a Service Plan that may or may not be adopted under Rule 12b-1 of the Investment Company Act of 1940; (iv) exchanges are not permitted between the various share classes but only among the same class; and (v) each class may have exclusive voting rights with respect to matters affecting only that class.

The Trust, on behalf of Class A and Class C shares of the Fund, has adopted Distribution Plans and a Service Plan pursuant to which the Fund pays distribution fees to the Distributor, Old Mutual Investment Partners, and service fees to Old Mutual Investment Partners, brokers, dealers or other financial intermediaries. Distribution fees are paid for the sale and distribution of the Fund's shares. Service fees are paid for providing or arranging for others to provide personal services to shareholders and/or maintenance of such shareholders' accounts. All or a substantial portion of the distribution and service fees that are paid to Old Mutual Investment Partners are re-allowed to the dealer of record or entity providing personal shareholder services. Because distribution and service fees are paid out of the Fund's Class A and Class C assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. See the "Fund Summary" and "Choosing a Share Class" sections for details on the distribution and service fees.


Revenue Sharing


PAYMENTS BY THE DISTRIBUTOR OR ITS AFFILIATES
The financial intermediary through which you purchase your shares may receive all or a portion of the sales charges and the distribution and service fees discussed in the "Choosing a Share Class" section of this Prospectus. Financial intermediaries may include financial planners or financial advisors, brokers, dealers, banks, registered investment advisors, and 401(k) or other retirement plan administrators. In addition to those payments, the Distributor or one or more of its corporate affiliates may, from time to time, make payments from its own resources to these financial intermediaries. These "revenue sharing" payments are made in exchange for certain services provided by the intermediary, such as placing the Trust and the Fund on the intermediary's sales system or placing the Trust and the Fund on the intermediary's preferred or recommended list. The Distributor may also pay intermediaries for administrative or recordkeeping support services and/or marketing support. Administrative and recordkeeping support services may include transaction processing or account maintenance activities (such as processing purchases, redemptions, or exchanges or producing customer account statements or tax statements), sub-accounting services, answering shareholder inquiries relating to the Trust and the Fund, delivering proxy statements, annual reports, updated prospectuses, and other communications, and other recordkeeping services relating to investments in the Fund. Marketing support payments include payments for conferences and seminars, investor and dealer--sponsored events, educating sales personnel of the intermediary, placement on sales lists and access (in some cases on a preferential basis over competitors of the Trust) to sales meetings and salespeople of the intermediary. In addition, intermediaries may receive non-cash compensation, such as promotional merchandise bearing the Trust's logo.

From time to time, the Distributor may also pay "networking fees" to broker-dealers who process Fund transactions through an automated mutual fund clearinghouse, which reduces the Trust's costs in processing shareholder transactions. These networking fees compensate the broker for its expenses in processing transactions through the clearinghouse. The Trust may pay a portion of the total networking fees paid to a broker.

The Distributor or its affiliates may compensate financial intermediaries differently depending on the nature and extent of the services they provide. Intermediaries may earn profits on these payments, since the amount of the payment may exceed their cost in providing the service. Certain of these payments are subject to limitations under applicable law.

The Distributor may also make non-service, compensation related payments, at its expense, to dealers or other financial intermediaries at an annual rate specified in writing by the

                                      [17]

Distributor. These payments generally represent a percentage of a qualifying dealer's or intermediary's sales and/or the value of Fund shares within a qualifying dealer's or intermediary's client accounts.

The Distributor is motivated to make these payments since, in certain circumstances, they promote the sale of Fund shares and the retention of those investments by clients of the intermediary. The Adviser and Sub-Adviser may also benefit from the Distributor's activity through increased advisory fees resulting from additional assets acquired through sale of Fund shares through such intermediaries.


PAYMENTS BY THE TRUST
Like the Distributor, the Trust may, from time to time, make payments to intermediaries that provide administrative or recordkeeping support services, as described above. From time to time, the Trust may also pay networking fees to brokers, up to certain limits.

You can find further details in the SAI about these payments and the services provided in return by intermediaries. You can also speak to your financial intermediary for more information about the payments made by the Distributor or the Trust to such intermediary. In certain cases, the payments could be significant and may cause a conflict of interest for your intermediary.

FINANCIAL HIGHLIGHTS

Financial highlights are not presented since the Fund is new.

                                      [18]

                      [This page intentionally left blank]

FOR MORE INFORMATION

OLD MUTUAL ADVISOR FUNDS

For investors who want more information about the Fund, the following is available free upon request:


STATEMENT OF ADDITIONAL INFORMATION

Provides more information about the Fund and is incorporated into this Prospectus by reference.

TO OBTAIN THE SAI OR OTHER INFORMATION AND FOR SHAREHOLDER INQUIRIES, CONTACT YOUR BROKER, DEALER OR FINANCIAL ADVISOR OR CALL THE FUND TOLL-FREE AT
888.744.5050. THE FUND'S SAI IS ALSO AVAILABLE AT
HTTP://WWW.OLDMUTUALCAPITAL.COM.


Reports and other information about Old Mutual Advisor Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about Old Mutual Advisor Funds are also available on the EDGAR database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

A description of the guidelines that the Fund or the Fund's investment adviser/sub-advisers use to vote proxies relating to portfolio securities is available without charge (i) upon request, by calling 888.744.5050; and (ii) on the SEC's website at http://www.sec.gov; and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period will be available without charge (a) at http://www.OldMutualCapital.com;
(b) by calling 888.744.5050; and (c) on the SEC's website at http://www.sec.gov. Old Mutual Advisor Funds has adopted a Code of Ethical Conduct pursuant to section 406 of the Sarbanes-Oxley Act. You may obtain a copy of this Code of Ethical Conduct upon request by calling 888.744.5050 or by visiting http://www.OldMutualCapital.com.



INVESTMENT ADVISER

Old Mutual Capital, Inc.
4643 South Ulster Street, Suite 600
Denver, CO  80237

Investment Sub-Adviser
Copper Rock Capital Partners LLC
200 Clarendon Street, 53rd Floor
Boston, MA 02116

DISTRIBUTOR

Old Mutual Investment Partners
4643 South Ulster Street, Suite 600
Denver, CO  80237

Website:  www.OldMutualCapital.com
Shareholder Services:      888.744.5050
Investment Professionals:  888.772.2888


SEC FILE NUMBER

811-21587

PR-CR-0805

PROSPECTUS

Institutional Class Shares
August 1, 2005




OLD MUTUAL ADVISOR FUNDS
[] OLD MUTUAL COPPER ROCK EMERGING GROWTH FUND

[LOGO OMITTED] COPPER ROCK
CAPITAL PARTNERS



[LOGO OMITTED] OLD MUTUAL ADVISOR FUNDS

The Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined whether this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

AN INTRODUCTION TO THE OLD MUTUAL ADVISOR FUNDS(R)AND THIS PROSPECTUS

Old Mutual Advisor Funds (the "Trust") is a mutual fund that offers a convenient and economical means of investing in professionally managed portfolios of securities, called funds. The Trust offers additional series of portfolios (the "Funds"). This Prospectus offers Institutional Class Shares of Old Mutual Copper Rock Emerging Growth Fund (the "Fund").

The Fund has its own investment goal and strategies for reaching that goal. Before investing, make sure the Fund's goal matches your own.

The Fund is generally designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. The Fund may not be suitable for investors who are pursuing a short-term investment goal, such as investing emergency reserves. The Fund may not be suitable for investors who require regular income or stability of principal.


INVESTMENT ADVISER
Old Mutual Capital, Inc. (the "Adviser") is the investment adviser for the Fund. The Adviser has retained Copper Rock Capital Partners LLC (the "Sub-Adviser") to assist in managing the Fund. For information about the Sub-Adviser, see the Sub-Adviser section of this Prospectus.

This Prospectus contains important information you should know before investing in the Fund and as a shareholder in the Fund. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Fund, please refer to the back cover of this Prospectus.

TABLE OF CONTENTS


FUND SUMMARY
      Goal .................................................................   2
      Main Investment Strategies ...........................................   2
      Main Investment Risks ................................................   2
      Performance Information ..............................................   3
      Fees and Expenses ....................................................   3

MORE ABOUT THE FUND
      Investment Objective .................................................   4
      Additional Investment Practices, Strategies, and Risks ...............   4

THE INVESTMENT ADVISER & SUB-ADVISER
      The Investment Adviser ...............................................   5
      The Sub-Adviser ......................................................   5
      The Portfolio Managers ...............................................   6

YOUR INVESTMENT
      Policy Regarding Excessive or Short-Term Trading .....................   7
      Valuing Portfolio Securities .........................................   9
      Pricing Fund Shares-Net Asset Value ..................................   9
      Suitability for Investors. ...........................................   9
      Buying Shares ........................................................   9
      Selling Shares .......................................................  10
      General Policies .....................................................  10
      Distribution and Taxes ...............................................  11
      Distribution Arrangements. ...........................................  11

FINANCIAL HIGHLIGHTS
      Financial Highlights .................................................  11

                                       [1]

OLD MUTUAL COPPER ROCK EMERGING GROWTH FUND


FUND SUMMARY

GOAL
The Fund seeks to provide investors with capital appreciation.


MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests primarily in equity securities of emerging growth companies. The Fund emphasizes small- and mid-cap companies in its portfolio, that is, companies with market values within the range of market values of issuers included in the Russell 2000(R) Growth Index. The index measures the performance of those companies in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. For purposes of the Fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments with common stock characteristics, such as depositary receipts, warrants, rights, and preferred stocks.

The Fund defines emerging growth companies as those that are less mature and appear to have the potential for rapid growth. The Fund may invest in emerging growth companies of any size, but the Fund generally expects to invest in companies that are small at the time it first invests in them. There is no minimum percentage of assets of either small- or mid-cap companies for the Fund's investments, and it has the flexibility to invest substantially in either small- or mid-cap issuers. The Fund may at times be invested primarily in small-cap stocks.

In selecting securities, the Sub-Adviser favors entrepreneurial companies that appear to be reasonably valued. It uses bottom-up fundamental research to identify potential investments, examining such features as a company's financial condition, business prospects, competitive position and business strategy. The Sub-Adviser looks for companies with strong management, superior earnings growth prospects, and attractive relative valuations. The Sub-Adviser sells or reduces holdings if the stock's target price is attained, there is a change in the company's management team or business objectives, or if there is deterioration in a company's fundamentals.

The Sub-Adviser may adjust the composition of the Fund's portfolio as market conditions and economic outlooks change. For more information on the Fund's investment strategies and the associated risks, please refer to the More About the Fund section of this Prospectus.


MAIN INVESTMENT RISKS
The value of your investment in the Fund may go down, which means you could lose money.

Because the Fund invests primarily in equity securities, its major risks are those of stock investing, including sudden and unpredictable drops in value and the potential for periods of lackluster performance. The prices of equity securities held by the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller and medium sized market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Emerging growth stocks of any size company often have an above-average sensitivity to market movements because their market prices tend to reflect future expectations. Small company stocks can be particularly sensitive because they may be thinly traded and can be subject to rapid changes in investor sentiment. During times of high volatility, the Fund may have difficulty finding buyers for portfolio securities.

Because of these and other risks, the Fund may underperform certain other stock funds (those emphasizing value stocks or large-cap stocks, for example) during periods when emerging growth stocks in general are out of favor. The success of the Fund's investment strategies depends largely on the portfolio management's skill in assessing the potential of the securities the Fund buys.

Because the Fund may invest in U.S. companies with some international business, and also may invest in foreign companies, it is subject to the risks associated with international investing. Foreign issuers, especially issuers located in emerging markets, can be riskier and more volatile than investments in the U.S. market. Adverse political and economic developments, changes in the value of foreign currency, differences in tax and accounting standards, and difficulties in obtaining information about foreign companies can all negatively affect investment decisions.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

                                       [2]

PERFORMANCE INFORMATION
Performance information is not presented since the Fund is new. Performance information will be presented for the Fund after it has been in operation for one complete calendar year.


FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

FEES AND EXPENSES TABLE
--------------------------------------------------------------------------------
  Shareholder Fees
  (fees paid directly from your investment)
  Maximum Sales Charge (Load)
  (as a percentage  of offering price)               None
  Maximum Deferred Sales Charge (Load)
  (as a percentage of original
  purchase price)                                    None
  Redemption Fee 1
  (as a percentage of amount redeemed)               2.00%
  Annual Fund Operating Expenses
  (expenses that are deducted from Fund assets)
   Management Fees                                  0.90%
  Distribution (12b-1) Fees                          None
Other Expenses
     Service Fees                                    None
     Other Operating Expenses2                      0.68%
     Total Other Expenses                           0.68%
--------------------------------------------------------------------------------
  TOTAL ANNUAL OPERATING EXPENSES                   1.58%
  Fee Waivers and/or Expense Reimbursement         -0.48%
  NET EXPENSES3                                     1.10%
--------------------------------------------------------------------------------

1  Imposed on redemption within 10 calendar days of purchase.

2 Other Operating Expenses are based on estimated amounts for the current fiscal year.

3 The Adviser has contractually agreed to waive advisory fees or absorb Fund expenses as necessary to maintain the Fund's net expenses at the levels shown above for the first year of the Fund's operations. To the extent that the Adviser waives advisory fees or absorbs operating expenses of the Fund, the Adviser may seek payment of such waived fees or reimbursement of such absorbed expenses within two fiscal years after the fiscal year in which fees were waived or expenses were absorbed, so long as the Fund's assets are greater than $75 million, such payment or reimbursement does not cause the Fund's net expenses to exceed the levels shown above and the payment or reimbursement was approved by the Board of Trustees.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: (i) you invest $10,000 in the Fund for the time periods shown; (ii) you redeem all your shares at the end of those time periods; (iii) you earn a 5% return on your investment each year; and (iv) the Fund's operating expenses reflect net operating expenses for the one-year period and total annual fund operating expenses without expense waivers for years two and three. The example is hypothetical. Your actual costs may be higher or lower.


  YOUR COST OVER

                    1 Year             3 Years
                      $112                $452


                                       [3]

MORE ABOUT THE FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide investors with capital appreciation. The Fund may change its investment objective without shareholder approval.


ADDITIONAL INVESTMENT PRACTICES, STRATEGIES, AND RISKS
In addition to its principal investment strategies, the Fund may use the investment strategies described below. The Fund may also employ investment practices that this Prospectus does not describe, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing, and other techniques. For more information concerning the Fund's investment practices and its risks, you should read the Statement of Additional Information ("SAI").


INVESTMENTS OTHER THAN GROWTH STOCKS
The Fund may invest in equity securities that are value oriented or that pay dividends.


FOREIGN SECURITIES
The Fund may invest up to 20% of its total assets in foreign securities. Foreign securities are securities of companies located outside the United States, ADRs, EDRs, and other similar global instruments. When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and EDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for the Fund to sell its securities and could reduce the value of your shares. Changes in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions.


TEMPORARY DEFENSIVE STRATEGY
The investments and strategies described in this Prospectus are those that are used under normal circumstances. During unusual economic, market, political, or other circumstances, the Fund may invest up to 100% of its assets in short-term high quality debt instruments, such as U.S. government securities. These instruments would not ordinarily be consistent with the Fund's principal investment strategies and may prevent the Fund from achieving its investment objective. The Fund will do so only if the Sub-Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund's investment objective.

When the Sub-Adviser pursues a temporary defensive strategy, the Fund may not profit from favorable developments that it would have otherwise profited from if it were pursuing its normal strategies.


PORTFOLIO TURNOVER
While the Sub-Adviser does not employ short-term trading as a strategy for the Fund, the Fund's annual portfolio turnover rate may exceed 100%. High portfolio turnover results in increased transaction costs, such as brokerage commissions. Increased transaction costs could detract from the Fund's performance. In addition, the sale of the Fund's portfolio holdings may generate capital gains, which, when distributed, may be taxable to you.


PORTFOLIO DISCLOSURE
A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI. The back cover of this Prospectus explains how you can get a copy of the SAI. The Fund's portfolio holdings as of a period end are publicly disclosed four times per year with the Securities and Exchange Commission ("SEC") on Form N-CSR or Form N-Q. These reports are available, free of charge, on the SEC's website at www.sec.gov.

                                      [4]

THE INVESTMENT ADVISER & SUB-ADVISER


THE INVESTMENT ADVISER
OLD MUTUAL CAPITAL, INC., 4643 South Ulster Street, Suite 600, Denver, Colorado 80237, is the investment adviser for the Fund. The Adviser was organized in 2004 and is a subsidiary of Old Mutual (US) Holdings Inc. ("OMUSH"), which is a wholly owned subsidiary of Old Mutual plc, a London-exchange-listed international financial services firm.

The Adviser oversees the operations of the Fund and monitors the performance of the Sub-Adviser. The Trust's Board of Trustees supervises the Adviser and the Sub-Adviser and establishes policies that the Adviser and the Sub-Adviser must follow in their day-to-day investment management activities. In January 2005, the Fund applied for an exemptive order from the SEC permitting the Fund to change asset managers without shareholder approval, but subject to notification to shareholders within 60 days of any such changes. There is no assurance that the Fund will be successful in obtaining this exemptive relief.

For its services to the Fund, the Adviser will receive, on an annual basis, a management fee equal to 0.90% of the Fund's average daily net assets.


THE SUB-ADVISER
The Sub-Adviser was selected by the Adviser, subject to the approval of the Board, to manage the Fund's investment operations and the composition of its investment portfolio. The Sub-Adviser determines what securities will be purchased, retained or sold, arranges securities transactions for the Fund through brokers or dealers, provides the Board of Trustees with reports and other information requested to review the Fund's investment policies and performance, votes proxies on behalf of the Fund and maintains certain books and records with respect to the Fund's portfolio transactions. For its services to the Fund, the Sub-Adviser will receive fees payable by the Adviser under its investment sub-advisory agreement. Refer to the SAI for further information about these fees.

Copper Rock Capital Partners LLC was established in January 2005 as a Delaware limited liability company. Its founders specialize in small- to mid-cap growth equity investments. The firm's address is 200 Clarendon Street, 53rd Floor, Boston, Massachusetts 02116.

                                       [5]

THE PORTFOLIO MANAGERS


Two co-managers at the Sub-Adviser are primarily responsible for investing the assets of the Fund. The following summarizes the experience of each of these portfolio managers. They have managed the Fund's assets since its inception.


TUCKER M. WALSH       Founding partner, chief executive officer, head of
                      portfolio management, and portfolio manager of the Sub-Adviser since January 2005; and managing director, State Street Research & Management Company prior to
                      January 2005.

MICHAEL MALOUF, CFA   Founding partner, president, and portfolio
                      manager of the Sub-Adviser since January 2005; managing director, Neuberger Berman LLC from 1998 to 2002; and small-cap portfolio manager, RCM Capital Management from 1991 to 1998. Management from 1991 to 1998.


 For more information on the portfolio managers, their compensation, other accounts managed by them, and their ownership of Fund shares, please see the Statement of Additional Information.


                                       [6]

YOUR INVESTMENT


POLICY REGARDING EXCESSIVE OR
SHORT-TERM TRADING
While the Fund provides shareholders with daily liquidity, it is intended to be a long-term investment vehicle and is not designed for investors that engage in excessive short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa). Short-term or excessive trading could lead to the Fund needing to maintain higher daily cash balances to meet redemption requests as well as higher transaction costs, either of which could adversely affect shareholder returns.

The Trust's Board of Trustees has adopted policies and procedures, and the Adviser and certain of its affiliates (collectively, "Old Mutual Capital") and their agents, have implemented the following tools, in accordance with the Trust's policies and procedures, designed to discourage excessive short-term trading in the Fund:

(i)    trade activity monitoring;

(ii)   trading guidelines;

(iii)  a redemption fee on certain trades in the Fund; and

(iv)   selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools other than the redemption fee involves judgments, which are inherently subjective. Old Mutual Capital and its agents seek to make these judgments to the best of their abilities in a manner that they believe are consistent with shareholder interests. For purposes of applying these tools, Old Mutual Capital and its agents may consider an investor's trading history in the Fund and the other Funds and accounts under common ownership, influence or control. Old Mutual Capital and the Fund may modify these procedures in response to changing regulatory requirements, such as rules and regulations adopted by the SEC or U.S. Department of Labor, or to enhance the effectiveness of the procedures.


Trade Activity Monitoring

Old Mutual Capital and its agents monitor selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Old Mutual Capital or one of its agents determines that a shareholder has engaged in excessive short-term trading, it will (i) advise the shareholder or use its best efforts to work with the financial intermediary that holds the account to inform the shareholder that he or she must stop such activities, and (ii) use its best efforts to refuse to process purchases in the shareholder account. Determining whether a shareholder has engaged in excessive short-term trading involves judgments that are inherently subjective. In making such judgments, Old Mutual Capital and its agents seek to act in a manner that they believe is consistent with the best interests of Fund shareholders.

The ability of Old Mutual Capital and its agents to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts, and certain fee-based program accounts is severely limited. Brokers, retirement plan administrators and fee-based program sponsors ("financial intermediaries")often maintain the underlying shareholder accounts and do not disclose individual shareholder transaction information. Old Mutual Capital and its agents generally rely on the willingness, ability, and rights of financial intermediaries to monitor trading activity in omnibus accounts and enforce the Fund's excessive short-term trading policy on shareholders in such accounts. There is no assurance that the financial intermediaries will in all instances cooperate with Old Mutual Capital and its agents in monitoring trading activity or enforcing the excessive short-term trading policy. Old Mutual Capital and its agents, however, will attempt to apply the excessive short-term trading policy uniformly to all financial intermediaries. This is one reason why this tool cannot eliminate completely the possibility of excessive short-term trading.


Trading Guidelines

If a shareholder exceeds four exchanges out of the Fund per calendar year, or if the Fund, Old Mutual Capital or one of its agents, determines that a shareholder's short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), the Fund will not knowingly accept any additional purchase and exchange orders


                                       [7]
from such shareholder. The Fund and Old Mutual Capital and its agents may accept exchanges that are detected under these guidelines if they believe that such transactions are not excessive short-term trading activity, for legitimate trading purposes, and consistent with the best interests of shareholders. The movement out of (redemption) one of the Funds and into (purchase) one or more of the other Funds is considered a single exchange. The Fund may permit exceptions to the four exchange limit for wrap accounts that can demonstrate they are following a bona fide asset allocation program.


Redemption/Exchange Fee

The Fund (except in those cases noted below) will impose a 2.00% redemption/exchange fee on total redemption proceeds (before applicable deferred sales charges) of any shareholder redeeming shares (including redemption by exchange) of the Fund within 10 calendar days of purchase. The Fund will impose a redemption fee to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days. In determining how long shares of the Fund have been held, Old Mutual Capital assumes that shares held by the investor for the longest period of time will be sold first. The Fund will retain the fee for the benefit of the remaining shareholders.

The Fund charges the redemption/exchange fee to discourage market timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements, to help minimize the impact the redemption or exchange may have on the performance of the Fund, to facilitate Fund management, and to offset certain transaction costs and other expenses the Fund incurs because of the redemption or exchange.

The Fund will not charge the 2.00% redemption fee on transactions involving the following:

1. total or partial redemptions of shares by omnibus accounts maintained by intermediaries such as broker dealers and retirement plans and their service providers that do not have the systematic capability to process the redemption fees;

2. total or partial redemptions of shares by omnibus accounts maintained by intermediaries such as broker dealers and retirement plans and their service providers that have negotiated pre-existing legal covenants and agreements with the Fund to waive or not to impose redemption fees;

3. total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the Fund or a financial intermediary;

4. redemptions of shares from employer-sponsored retirement plans, such as 401(k) plans, which are made in connection with the withdrawal of an entire plan from the Fund;

5. redemptions initiated to pay an asset-based fee charged to customers of certain fee-based or wrap programs; or

6. redemptions initiated by the Fund, as permitted in this Prospectus.

The Fund's goal is to apply the redemption fee to all shares of the Fund regardless of the type of account through which the shares are held. That goal is not immediately achievable primarily because of systems limitations of certain intermediaries and preexisting contrary legal covenants and agreements with intermediaries. The Fund will use its best efforts to encourage intermediaries that maintain omnibus accounts that are currently unable to support a redemption fee to modify their computer systems to do so and will attempt to renegotiate legal covenants and agreements with intermediaries that currently prohibit the imposition of such a fee. There is no guarantee that the Fund will be successful in those efforts.


Fair Value Pricing

The Fund has fair value pricing procedures in place, and the Fund's Valuation Committee meets as necessary to value securities in appropriate circumstances that may include, but are not limited to, when a market price is unavailable or if Fund assets have been affected by events occurring after the close of trading of a securities market, but before the Fund calculates its net asset value. The Fund's Valuation Committee may fair value small-cap securities, for example, that are thinly traded or illiquid. By fair valuing a security, the Fund attempts to establish a price that it might reasonably expect to receive upon its current sale of that security. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in

                                       [8]
dilution of shareholder interest or other harm to shareholders. In addition, fair value pricing is a helpful tool in preventing excessive short-term trading activity because it may make it more difficult for potentially disruptive shareholders to determine if pricing inefficiencies exist in the Fund's portfolio holdings. The effect of fair value pricing is that the fair value price of a security may differ from the actual price received at the time of sale.


VALUING PORTFOLIO SECURITIES
The Fund prices its investments for which market quotations are readily available at market value. Short-term investments are priced at amortized cost, which approximates market value. All other investments are priced at fair value as determined in good faith by the Board of Trustees. See "Fair Value Pricing" above. If the Fund holds securities quoted in foreign currencies, it converts that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of the Fund's shares may change on days when its shares are not available for purchase or sale.


PRICING FUND SHARES - NET ASSET VALUE
The price of the Fund's shares is based on the Fund's net asset value (NAV) per share. The Fund's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. The Fund's NAV per share is calculated and the Fund's shares are priced at the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) each day the Exchange is open for business. Fund shares are not priced on days that the New York Stock Exchange is closed.


SUITABILITY FOR INVESTORS
The Institutional Class shares of the Fund are intended for use by institutional investors. Institutional Class shares are available for banks and trust companies acting in a fiduciary or similar capacity, bank and trust companies investing for their own account, entities acting for the account of the general public (e.g., Taft-Hartley funds, estates, cities or government agencies), defined benefit plans, endowments, foundations, and defined contribution plans offered pursuant to Internal Revenue Code Sections 401, 457, 403(a), 403(b) or 403 (c) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c)(3) organization). For defined contribution plans for which the sponsor has combined defined contribution and defined benefit assets of at least $25 million, there is no minimum initial investment requirement; otherwise the minimum initial investment requirement for a defined contribution plan is $10 million. There is no minimum initial investment requirement for defined benefit plans. The minimum initial investment requirement for all other investors for which the Institutional Class is available is $1 million.

The Institutional Class shares are designed to be convenient and economical vehicles in which institutions can invest in a portfolio of equity securities. An investment in the Fund may relieve the institution of many of the investment and administrative burdens encountered when investing in equity securities directly. These include: selection and diversification of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; receipt, delivery, and safekeeping of securities; and portfolio recordkeeping.


BUYING SHARES
You may purchase Institutional Class shares of the Fund directly through the Fund's transfer agent. The price per share you will pay to invest in the Fund is its NAV per share next calculated after the transfer agent or other authorized representative accepts your order.

You may also purchase Institutional Class shares of the Fund through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Fund. Such financial institutions may charge you a fee for this service in addition to the Fund's NAV per share.


Minimum Investments
--------------------------------------------------------------------------------
                                       Initial     Additional
--------------------------------------------------------------------------------
  Defined Benefit Plans or
    Platform sponsors for Defined
    Contribution Plans               no minimum    no minimum
  Banks acting in a fiduciary or similar
    capacity, Collective and Common
    Trust Funds, Banks and Broker-
    Dealers acting for their own
    account, or Foundations and
    Endowments                       $1 million    no minimum
  Defined Contribution Plans
    (Corporate, Non-profit, or
    Governmental)                    $10 million   no minimum
--------------------------------------------------------------------------------

                                       [9]

SELLING SHARES
You may sell your shares at NAV per share any day the New York Stock Exchange is open for business. Sale orders received by the Fund's transfer agent or other authorized representatives by 4:00 p.m. Eastern Time will be priced at the Fund's next calculated NAV per share. The Fund generally sends payment for your shares the business day after your order is received in good order. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days. Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected, which may take up to 15 days from the date of purchase.


GENERAL POLICIES
o IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT: The Fund is required by federal law to obtain, verify, and record information that identifies each person who opens a new account. If you do not provide this information, we may not be able to open your account. The Fund reserves the right to close your account or take such other action deemed appropriate if it is unable to verify your identity.

o  The Fund may reject or suspend acceptance of purchase orders.

o The Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1.00% of the aggregate net asset value of the Fund in any 90-day period.

o When placing a purchase, sale, or exchange order through an authorized representative, it is the representative's responsibility to promptly transmit your order to the Fund's transfer agent so that you may receive that same day's NAV per share.

o SEI Trust Company, the custodian for Traditional, Roth, and Coverdell Education Savings accounts, currently charges a $10 annual custodial fee to Traditional and Roth IRA accounts and a $7 annual custodial fee to Coverdell Education Savings Accounts. This fee will be automatically deducted from your account if not received by the announced due date, usually in mid-August.

o Because of the relatively high cost of maintaining smaller accounts, the Fund charges an annual fee of $12 if your account balance drops below the minimum investment amount because of redemptions. The Fund will provide notice of the imposition of this fee; the Fund will not impose this fee if you purchase additional shares during the notice period to meet the minimum investment amount. Minimum investment amounts are identified in the table above. For non-retirement accounts, the Fund may, upon prior notice, close your account and send you the proceeds if your account balance remains below the minimum investment amount for over 60 days due to your redeeming or exchanging out of the Fund.

o To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of the Fund. Call your broker-dealer or financial advisor if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or financial advisor.


Exchanges Between Funds

You may exchange some or all Institutional Class shares of the Fund for Institutional Class shares of one of the other Funds that offers such class of shares. Institutional Class shares of the Fund may not be exchanged for any other class of shares.

If a shareholder exceeds four exchanges out of the Fund per calendar year, or if the Fund, Old Mutual Capital, or one of its agents determines, in its sole discretion, that a shareholder's short-term trading activity is excessive, the determining party or the Fund may, in its discretion, reject any additional purchase and exchange orders. In addition, short-term exchanges may be subject to a redemption fee. See the "Policy Regarding Short-Term or Excessive Trading" section for details of the Trust's trading guidelines and redemption fee.


Systematic Withdrawal Plan

Permits you to have payments of $50 or more mailed or automatically transferred from your Fund accounts to your designated checking or savings account.


                                      [10]

o Consult your broker, dealer or financial intermediary regarding how to establish this feature.

Note: You must maintain a minimum account balance of $5,000 or more.


DISTRIBUTION AND TAXES
The Fund pays shareholders dividends from its net investment income and distributions from its net realized capital gains, if available. Net investment income and distributions from capital gains are paid annually. Dividends and distributions will be reinvested in your Fund account unless you instruct the Fund otherwise. There are no fees on reinvestments. Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire, or Automated Clearing House transfer.

Unless your investment is in an IRA or other tax-exempt account, your dividends and distributions will be taxable whether you receive them in cash or reinvest them. Dividends (including short-term capital gains distributions) are generally taxed at the ordinary income rate. However, distributions of qualified dividend income and long-term capital gains are taxable to individuals and other non-corporate taxpayers at lower rates. The current qualified dividend income and long-term capital gains tax rates are provided in the table below.

A sale or exchange of shares of the Fund, including pursuant to a systematic withdrawal plan, may also generate a tax liability unless your account is tax-exempt. There are two types of tax liabilities you may incur from a sale or exchange: (i) short-term capital gains will apply if you sell or exchange shares of the Fund within one year after buying them; (ii) long-term capital gains will apply to shares of Fund sold or exchanged after one year. The table below describes the tax rates for each.


Taxes on Transactions

The tax status of your distributions for each calendar year will be detailed in your annual tax statement from the Fund. Because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

TAX RATES APPLICABLE TO SALES, EXCHANGES AND DISTRIBUTIONS TO INDIVIDUALS AND OTHER NON-CORPORATE SHAREHOLDERS
--------------------------------------------------------------------------------
                        Tax rate for 15%    Tax rate for brackets
  Type of Income        bracket and lower   higher than 15%
--------------------------------------------------------------------------------
  Dividends Generally   Ordinary            Ordinary
                        income rate         income rate

  Qualified Dividends   5%                  15%

  Short-term
  Capital Gains         Ordinary            Ordinary
                        income rate         income rate
  Long-term
  Capital Gains         5%                  15%
--------------------------------------------------------------------------------


DISTRIBUTION ARRANGEMENTS
The Fund has three classes of shares, of which the Institutional Class is offered by this Prospectus. Each Class has the same rights and privileges as the other share classes of the Fund, except that (i) each class is subject to different sales charges (loads); (ii) each class is subject to different distribution fees, which, if applicable, are paid pursuant to a Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940; (iii) each class may be subject to different service fees, which, if applicable, are paid pursuant to a Service Plan that may or may not be adopted under Rule 12b-1 of the Investment Company Act of 1940; (iv) exchanges are not permitted between the various share classes but only among the same class; and (v) each class may have exclusive voting rights with respect to matters affecting only that class.


FINANCIAL HIGHLIGHTS
Financial highlights are not presented since the Fund is new.

                                      [11]

                      [This page intentionally left blank]

FOR MORE INFORMATION

OLD MUTUAL ADVISOR FUNDS

For investors who want more information about the Fund, the following is available free upon request:



STATEMENT OF ADDITIONAL INFORMATION
Provides more information about the Fund and is incorporated into this Prospectus by reference.



TO OBTAIN THE SAI OR OTHER INFORMATION AND FOR SHAREHOLDER INQUIRIES, CONTACT YOUR BROKER, DEALER OR FINANCIAL ADVISOR OR CALL THE FUND TOLL-FREE AT
888.744.5050. THE FUND'S SAI IS ALSO AVAILABLE AT
HTTP://WWW.OLDMUTUALCAPITAL.COM.

Reports and other information about Old Mutual Advisor Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about Old Mutual Advisor Funds are also available on the EDGAR database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

A description of the guidelines that the Fund or the Fund's investment adviser/sub-advisers use to vote proxies relating to portfolio securities is available without charge (i) upon request, by calling 888.744.5050, and (ii) on the SEC's website at http://www.sec.gov; and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period will be available without charge (a) at http://www.OldMutualCapital.com,
(b) by calling 888.744.5050, and (c) on the SEC's website at http://www.sec.gov. Old Mutual Advisor Funds has adopted a Code of Ethical Conduct pursuant to section 406 of the Sarbanes-Oxley Act. You may obtain a copy of this Code of Ethical Conduct upon request by calling toll-free 888.744.5050 or by visiting http://www.OldMutualCapital.com.



INVESTMENT ADVISER

Old Mutual Capital, Inc.
4643 South Ulster Street, Suite 600
Denver, CO  80237

INVESTMENT SUB-ADVISER

Copper Rock Capital Partners LLC
200 Clarendon Street, 53rd Floor
Boston, MA 02116

DISTRIBUTOR

Old Mutual Investment Partners
4643 South Ulster Street, Suite 600
Denver, CO  80237

Website:  www.OldMutualCapital.com
Shareholder Services:      888.744.5050
Investment Professionals:  888.772.2888

SEC FILE NUMBER

811-21587

PR-CRI-0805

                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2005
                                     TRUST:
                            OLD MUTUAL ADVISOR FUNDS

                                      FUND:
                   OLD MUTUAL COPPER ROCK EMERGING GROWTH FUND


                                    CLASSES:
                              CLASS A, CLASS C, AND
                               INSTITUTIONAL CLASS


                               INVESTMENT ADVISER:
                            OLD MUTUAL CAPITAL, INC.



This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of Old Mutual Advisor Funds (the "Trust" or "Registrant") and the Class A, Class C, and Institutional Class shares of Old Mutual Copper Rock Emerging Growth Fund (the "Fund"). It should be read in conjunction with the current Prospectus for the Class A and Class C shares of the Fund or the current Prospectus for the Institutional Class shares of the Fund, as the case may be (collectively, the "Prospectus"). Each Prospectus dated August 1, 2005 may be obtained without charge by calling 888-744-5050.

                                TABLE OF CONTENTS

                                                                          Page

THE TRUST...................................................................2
DESCRIPTION OF PERMITTED INVESTMENTS........................................3
INVESTMENT LIMITATIONS.....................................................32
FUNDAMENTAL INVESTMENT RESTRICTIONS........................................32
NON-FUNDAMENTAL INVESTMENT RESTRICTIONS....................................34
TEMPORARY DEFENSIVE POSITIONS..............................................35
FUND TURNOVER..............................................................35
PORTFOLIO HOLDINGS DISCLOSURE POLICY.......................................36
TRUSTEES AND OFFICERS OF THE TRUST.........................................37
5% AND 25% SHAREHOLDERS....................................................45
THE ADVISER................................................................45
THE SUB-ADVISER............................................................47
LITIGATION INVOLVING THE ADVISER'S AFFILIATE...............................51
THE DISTRIBUTOR............................................................52
THE ADMINISTRATOR AND SUB-ADMINISTRATOR....................................54
OTHER SERVICE PROVIDERS....................................................55
FUND TRANSACTIONS..........................................................56

DESCRIPTION OF SHARES......................................................58
VOTING RIGHTS..............................................................58
PURCHASES, REDEMPTIONS, AND PRICING OF SHARES..............................59
PURCHASES..................................................................59
MINIMUM INVESTMENT.........................................................63
GENERAL INFORMATION REGARDING PURCHASES....................................64
REDEMPTIONS................................................................65
REDEMPTION FEES............................................................68
REDEMPTION BY WIRE.........................................................68
SHAREHOLDER INQUIRIES AND SERVICES OFFERED.................................68
SYSTEMATIC INVESTMENT AND SYSTEMATIC WITHDRAWAL PLANS......................68
EXCHANGE PRIVILEGES........................................................69
TAX-SHELTERED RETIREMENT PLANS.............................................69
OTHER SPECIAL ACCOUNTS.....................................................71
MINIMUM ACCOUNT SIZE.......................................................72
DETERMINATION OF NET ASSET VALUE...........................................72
TAXES......................................................................73
CREDIT RATINGS............................................................A-1
PROXY VOTING POLICIES.....................................................B-1

THE TRUST

The Trust is an open-end management investment company which was created as a Delaware statutory trust on May 26, 2004 under the name Old Mutual Advisor Funds. The Trust commenced business shortly thereafter as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently offers five series portfolios, namely the Old Mutual Asset Allocation Conservative Portfolio, the Old Mutual Asset Allocation Balanced Portfolio, the Old Mutual Asset Allocation Moderate Growth Portfolio, the Old Mutual Asset Allocation Growth Portfolio and the Old Mutual Copper Rock Emerging Growth Fund (the "Funds"). This Statement of Additional relates to the Old Mutual Copper Rock Emerging Growth Fund (the "Fund"). The remaining series of shares of the Trust are the subject of a Statement of Additional Information dated September 24, 2004 (as revised March 1, 2005), as may be further revised from time to time.

Shareholders may purchase shares of the Fund through three separate classes:
Class A, Class C and Institutional Class shares. Each class has the same voting rights and privileges as the other share classes of the Fund, except that (i) each class is subject to different sales charges (loads); (ii) each class is subject to different distribution fees, which, if applicable, are paid pursuant to a Distribution Plan adopted under Rule 12b-1 of the 1940 Act; (iii) each Class may be subject to different service fees, which, if applicable, are paid pursuant to a Service Plan that may or may not be adopted under Rule 12b-1 of the 1940 Act; (iv) exchanges are not permitted between the various share classes but only among the same class; and (v) each class has exclusive voting rights with respect to matters affecting only that class. Except for these differences, each class share of the Fund represents an equal proportionate interest in the Fund. See "Description of Shares." No investment in shares of the Fund should be made without first reading the Fund's Prospectus. Capitalized terms not defined in this Statement of Additional Information are defined in the Prospectus offering shares of the Fund.

Under normal market conditions, the Fund invests primarily in equity securities of emerging growth companies. The Fund emphasizes small- and mid-cap companies in its portfolio, that is, companies with market values within the range of market values of issuers included in the Russell 2000(R) Growth Index, the Fund's benchmark. The index measures the performance of those companies in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. The Fund seeks to provide investors with capital appreciation; however, the Fund cannot guarantee that its investment goal will be realized. Old Mutual Capital, Inc. (the "Adviser") serves as the investment adviser to the Fund. The Adviser selects and recommends, subject to the approval of the Board of Trustees, one or more sub-advisers to manage the Fund's investment portfolio. These sub-advisers have a specialized investment strategy or strategies focused on one or more specific classes of securities. The Adviser has engaged Copper Rock Capital Partners LLC as the Fund's sub-adviser (the "Sub-Adviser"). In managing the Fund, the Sub-Adviser utilizes bottom-up fundamental research to identify fundamentally sound companies with strong management, superior earnings growth prospects and attractive relative valuations. The Sub-Adviser's disciplined and consistently applied investment process combines bottom-up stock selection and sophisticated risk management. The Fund will typically hold 70-90 stocks. Sector weights and aggregate characteristics will vary from those of the Fund's benchmark. The average weighted market capitalization in the Fund's portfolio is typically $100 million at the time of purchase. Maximum market capitalizations are held to a level consistent with the largest benchmark constituent.

DESCRIPTION OF PERMITTED INVESTMENTS

EQUITY SECURITIES

COMMON STOCKS. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the board of directors of the issuing company.

PREFERRED STOCKS. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are not always entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

GENERAL RISKS OF INVESTING IN STOCKS. While investing in stocks allows shareholders to participate in the benefits of owning a company, such shareholders must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred shareholders, followed by common shareholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Shareholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

    o factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

    o factors affecting an entire industry, such as increases in production costs; and

    o changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

INTERESTS IN PUBLICLY TRADED LIMITED PARTNERSHIPS.

Interests in publicly traded limited partnerships (limited partnership interests or units) represent equity interests in the assets and earnings of the partnership's trade or business. Unlike common stock in a corporation, limited partnership interests have limited or no voting rights. However, many of the risks of investing in common stocks are still applicable to investments in limited partnership interests . See "Description of Permitted Investments - General Risks of Investing in Stocks." In addition, limited partnership interests are subject to risks not present in common stock. Also, since publicly traded limited partnerships are a less common form of organizational structure than corporations, the limited partnership units may be less liquid than publicly traded common stock. Also, because of the difference in organizational structure, the fair value of limited partnership units in the Fund's portfolio may be based either upon the current market price of such units, or if there is no current market price, upon the pro rata value of the underlying assets of the partnership. Limited partnership units also have the risk that the limited partnership might, under certain circumstances, be treated as a general partnership giving rise to broader liability exposure to the limited partners for activities of the partnership. Further, the general partners of a limited partnership may be able to significantly change the business or asset structure of a limited partnership without the limited partners having any ability to disapprove any such changes. In certain limited partnerships, limited partners may also be required to return distributions previously made in the event that excess distributions have been made by the partnership, or in the event that the general partners, or their affiliates, are entitled to indemnification.

DERIVATIVES

Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an interest rate or a market benchmark. The Fund may use derivatives to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. The Fund may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, the Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure. To the extent that derivatives involve leveraging the Fund's assets, the Fund will segregate assets with its custodian to cover the leveraged position, consistent with the rules and interpretations of the Securities and Exchange Commission ("SEC") and its staff.

FUTURES CONTRACTS

A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC"). Under exemptive regulations adopted by the CFTC, the Fund will not be registered with or regulated by the CFTC as a commodity pool operator. In connection with this exclusion, the Fund is subject to CFTC special calls for information.

No purchase price is paid or received when the contract is entered into. Instead, the Fund upon entering into a futures contract (and to maintain the Fund's open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, or other assets, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs. In addition, in portfolios investing in fixed income securities, a futures contract may be used to modify the duration of the portfolio or particular securities in the portfolio.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. These subsequent payments, called "variation margin," to and from the futures broker are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Fund expects to earn interest income on its initial and variation margin deposits.

The Fund will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

SECURITIES INDEX FUTURES CONTRACTS. Purchases or sales of securities index futures contracts may be used in an attempt to protect the Fund's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, the Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, the Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS. In instances involving the purchase of futures contracts by the Fund, an amount of cash or other liquid assets, equal to the notional value of such futures contracts (less any related margin deposits), will be deposited in a segregated account with its custodian. In instances involving the sale of futures or index futures contracts, the Fund will at all times cover such contracts by maintaining securities underlying such futures contracts, options to acquire offsetting futures contracts, liquid assets, and/or securities the price changes of which are, in the opinion of the Adviser or Sub-Adviser, expected to replicate substantially the movement of such futures or index futures contract.

For information concerning the risks associated with utilizing futures contracts, please see "Risks of Transactions in Futures Contracts Options" below.

OPTIONS

Options are contracts that give one of the parties to the contract the right to buy or sell the security that is subject to the option at a stated price during the option period and obligates the other party to the contract to buy or sell such security at the stated price during the option period. The types of options transactions that the Fund may utilize are discussed below.

WRITING CALL OPTIONS. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

The Fund will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Fund will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Fund will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which the Fund owns securities not subject to a call option, the Fund, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

The Fund may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." The Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Fund. When an underlying security is sold from the Fund's securities portfolio, the Fund will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

WRITING PUT OPTIONS. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. The Fund when it writes a put option will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash or other liquid obligations having a value equal to or greater than the exercise price of the option.

The Fund may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by the Fund, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which the Fund receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand, and interest rates.

The Fund may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

PURCHASING PUT AND CALL OPTIONS. The Fund may purchase put options on securities to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable the Fund to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Fund will continue to receive interest or dividend income on the security. The Fund may also purchase call options on securities to protect against substantial increases in prices of securities that the Fund intends to purchase pending its ability to invest in an orderly manner in those securities. The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

SECURITIES INDEX OPTIONS. The Fund may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Fund's securities or securities it intends to purchase. The Fund will only write "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Fund is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Adviser or Sub-Adviser, expected to replicate substantially the movement of the index or indexes upon which the options written by the Fund are based. A put on a securities index written by the Fund will be considered covered if, so long as it is obligated as the writer of the put, the Fund segregates with its custodian cash or other liquid obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier." A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

OPTIONS ON FUTURES. An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

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The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

The Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

The Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

The Fund will "cover" any options it writes on futures contracts by, for example, segregating cash or liquid securities with the Fund's custodian and marking to market daily an amount sufficient to cover the futures contract.

COMBINED POSITIONS. The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

OVER-THE-COUNTER OPTIONS. The Fund may enter into contracts to write over-the-counter options with primary dealers. The Fund has established standards of creditworthiness for these primary dealers, although the Fund may still be subject to the risk that firms participating in these transactions will fail to meet their obligations.

As with written exchange-traded options, the Fund must segregate liquid assets to cover its exposure under written over-the-counter options, and the segregated assets must be marked to market daily. The Fund must treat its entire exposure under a contract as illiquid unless the contract provides that the Fund has the absolute right to repurchase the written option at any time at a repurchase price which represents the fair market value, as determined in good faith

                                       9

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through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, that the option is "in-the-money" (i.e., the amount by which the price of the option exceeds the exercise price). The formula will similarly take into account whether the option is "out-of-the-money." If a contract gives the Fund an absolute right to repurchase the written option at a pre-established formula price, the Fund would treat as illiquid only securities equal in amount to the formula price less the amount by which the option is "in-the-money."

For information concerning the risks associated with utilizing options and futures contracts, please see "Risks of Transactions in Futures Contracts and Options" below.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND OPTIONS

The Sub-Adviser may invest in futures contracts and options for hedging purposes or for speculative purposes, which may involve a much higher degree of risk.

FUTURES. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage and may be considered speculative. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contract were closed out.

Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends, or interest rate trends. There are several risks in connection with the use by the Fund of futures contracts as a

                                       10

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hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments that are the subject of the hedge. The Adviser or Sub-Adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Fund's underlying instruments sought to be hedged.

Successful use of futures contracts by the Fund for hedging purposes is also subject to the Fund's ability to correctly predict movements in the direction of the market. It is possible that, when the Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in that Fund's portfolio might decline. If this were to occur, the Fund would lose money on the futures and also would experience a decline in value in its underlying instruments.

Positions in futures contracts may be closed out only on an exchange or a board of trade, which provides the market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts. Further, the counterparty to a futures contract could default.

OPTIONS. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange. There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If the Fund is unable to effect a closing purchase transaction, the Fund will not sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise.

Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. The Fund will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options, the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes (increase in the

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

case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

An exchange may establish limitations governing the maximum number of calls and puts in each class (whether or not covered) which may be written by a single investor or group of investors acting in concert (regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). It is possible that the Fund and clients advised by the Adviser or the Sub-Adviser may constitute such a group. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions. These position limits may limit the number of options that the Fund can write on a particular security.

SWAPS, CAPS, COLLARS, AND FLOORS

Swap Agreements

A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes, or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify the Fund's gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a

                                       12

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value equal to the full amount of the Fund's accrued obligations under the agreement.

EQUITY SWAPS. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index, or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

INTEREST RATE SWAPS. Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps," and "index amortizing swaps." Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, the Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if the Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

CURRENCY SWAPS. A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. The Fund may enter into a currency swap when it has one currency and desires a different currency. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Caps, Collars, and Floors

Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

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INVESTMENT COMPANY SHARES

The Fund may invest in shares of other investment companies (including Standard & Poor's Depository Receipts - "SPDRs" and other exchange traded funds such as iShares). Since such mutual funds pay management fees and other expenses, shareholders of the Fund would indirectly pay both Fund expenses and the expenses of underlying funds with respect to Fund assets invested therein. Applicable regulations prohibit the Fund from acquiring the securities of other investment companies that are not "part of the same group of investment companies" if, as a result of such acquisition; (i) the Fund owns more than 3% of the total voting stock of the company; (ii) more than 5% of the Fund's total assets are invested in securities of any one investment company; or (iii) more than 10% of the total assets of the Fund are invested in securities (other than treasury stock) issued by all investment companies.

ILLIQUID INVESTMENTS

Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Adviser or Sub-Adviser determines the liquidity of the Fund's investments and, through reports from the Adviser or Sub-Adviser, the Board monitors investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Adviser or Sub-Adviser may consider various factors including: (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the market place for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage backed securities. Also, the Adviser or Sub-Adviser may determine some government-stripped fixed-rate mortgage backed securities, loans and other direct debt instruments, and swap agreements to be illiquid. However, with respect to over-the-counter options the Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If, through a change in values, net assets or other circumstances, the Fund was in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

RESTRICTED SECURITIES

Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (the "1933 Act"), or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period,

                                       14

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adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. Moreover, investing in Rule 144A securities (i.e., securities that qualify for resale under Rule 144A under the 1933 Act) would have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Also, restricted securities may be difficult to value because market quotations may not be readily available. The Fund limits the amount of total assets it invests in restricted securities to 15%. Restricted securities do not include Rule 144A securities that are determined by the Adviser or Sub-Adviser to be liquid.

FOREIGN CURRENCY TRANSACTIONS

The Fund may hold foreign currency deposits from time to time, and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The Fund may use currency forward contracts (often three month contracts) to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Fund.

In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Adviser or the Sub-Adviser may enter into settlement hedges in the normal course of managing the Fund's foreign investments. The Fund may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Adviser or the Sub-Adviser.

The Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell euros in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

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Under certain conditions, guidelines of the SEC require mutual funds to set aside appropriate liquid assets in a segregated account to cover currency forward contracts. As required by SEC guidelines, the Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of forward currency contracts will depend on the skill of the Adviser or the Sub-Adviser in analyzing and predicting currency values. Forward contracts may substantially change the Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser or the Sub-Adviser anticipate. For example, if a currency's value rose at a time when the Adviser or Sub-Adviser had hedged the Fund by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency's appreciation. If the Adviser or Sub-Adviser hedges the Fund's currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Adviser or Sub-Adviser increases the Fund's exposure to a foreign currency and that currency's value declines, the Fund will realize a loss. There is no assurance that the use of forward currency contracts by the Adviser or Sub-Adviser will be advantageous to the Fund or that it will hedge at an appropriate time.

AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS"), AND GLOBAL DEPOSITARY RECEIPTS ("GDRS")

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs are receipts issued by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of the underlying foreign securities. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs, and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security.

Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

SHORT-TERM INVESTMENTS

To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, the Fund may invest a portion of its assets in the short-term securities listed below, U.S. government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

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BANK OBLIGATIONS

The Fund will only invest in a security issued by a commercial bank if the bank:

    o has total assets of at least $1 billion, or the equivalent in other currencies; and

    o is either a U.S. bank and a member of the Federal Deposit Insurance Corporation; or

    o is a foreign branch of a U.S. bank and the Adviser or Sub-Adviser believes the security is of an investment quality comparable with other debt securities that the Fund may purchase.

BANKERS' ACCEPTANCE

A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATE OF DEPOSIT

A negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. However, certificates of deposit generally carry penalties for early withdrawal and may, under certain circumstances, be considered illiquid.

COMMERCIAL PAPER

The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues typically vary from a few days to nine months.

DEMAND INSTRUMENTS

Certain instruments may involve a conditional or unconditional demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes.

TIME DEPOSIT

A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

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U.S. GOVERNMENT SECURITIES

Certain federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the U.S. government to supervise and finance certain types of activities. Securities issued by these agencies, while not direct obligations of the U.S. government, are either backed by the full faith and credit of the U. S. (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The securities issued by other agencies are supported only by the credit of the instrumentality (e.g., Tennessee Valley Authority securities).

Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private shareholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, and not the U.S. government, guarantees their timely payment of principal and interest.

Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the U.S. government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

Bills, notes and bonds issued by the U.S. government and backed by the full faith and credit of the United States.

Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). Under the STRIPS program, the Fund will be able to have its beneficial ownership of securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities. When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the securities that the Treasury sells itself. Other facilities are available to facilitate the transfer of ownership of non-Treasury securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on such securities through a book-entry record-keeping system.

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CORPORATE BONDS

Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases, and expansion. In return for the money loaned to the corporation by shareholders, the corporation promises to pay shareholders interest and repay the principal amount of the bond or note.

CONVERTIBLE SECURITIES

Securities such as rights, bonds, notes, and preferred stocks that are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, the Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

A synthetic convertible security is a combination investment in which the Fund purchases both (i) high-grade cash equivalents or a high-grade debt obligation of an issuer or U.S. government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords a shareholder the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics and other factors. Because the Fund will create synthetic convertible positions only out of high-grade fixed income securities, the credit rating associated with the Fund's synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade. However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years from the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities. Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing "time value" as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss. The market price of the option component generally reflects these differences in maturities, and the Adviser and Sub-Adviser take such differences into account when evaluating such positions. When a synthetic convertible position "matures" because of the expiration of the associated option, the Fund may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer. If the Fund does not so extend the maturity of a position, it may continue to hold the associated fixed income security.

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REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (e.g., the Fund) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Fund for purposes of its investment limitations. The repurchase agreements entered into by the Fund will provide that the underlying security at all times will have a value at least equal to 102% of the resale price stated in the agreement. With respect to all repurchase agreements entered into by the Fund, the Fund's custodians or their agents must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor of the seller and is required to return the underlying security to the seller's estate.

MORTGAGE-BACKED SECURITIES

Securities that include interests in pools of lower-rated debt securities, or consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved. Some securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS, AND OTHER SECONDARY MARKET ISSUERS

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA, and FHLMC because they are not guaranteed by a government agency.

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RISKS OF MORTGAGE-BACKED SECURITIES

Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social, and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause shareholders to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While CMOs may be collateralized by whole mortgage loans, CMOs are more typically collateralized by mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams.

A Real Estate Mortgage Investment Conduit ("REMIC") is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code") and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO" class). The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

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ASSET-BACKED SECURITIES

These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases, and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies, or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses, and the actual prepayment experience on the underlying assets.

RECEIPTS

Separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian bank holds the interest and principal payments for the benefit of the registered owners of the receipts. The custodian bank arranges for the issuance of the receipts evidencing ownership and maintains the register.

                                       22

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VARIABLE AND FLOATING RATE INSTRUMENTS

Certain of the obligations purchased by the Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WARRANTS

Instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

When-issued and delayed-delivery securities are securities subject to settlement on a future date. For fixed income securities, the interest rate realized on when-issued or delayed-delivery securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and will have the effect of leveraging the Fund's assets. The Fund is permitted to invest in forward commitments or when-issued securities where such purchases are for investment and not for leveraging purposes. One or more segregated accounts will be established with the custodian, and the Fund will maintain liquid assets in such accounts in an amount at least equal in value to its commitments to purchase when-issued securities. The Fund uses segregated accounts to offset leverage risk.

ZERO COUPON BONDS

These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. The Fund's investments in pay-in-kind, delayed, and zero coupon bonds may require it to sell certain of its securities to generate sufficient cash to satisfy certain income distribution requirements.

SECURITIES LENDING

The Fund may lend a portion of its total assets to broker-dealers or other financial institutions. It may then reinvest the collateral it receives in short-term securities and money market funds. If the Fund lends its securities, it will follow the following guidelines:

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    o    the borrower must provide collateral at least equal to the market value of the securities loaned;

    o the collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U.S. government;

    o the borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis);

    o    the Fund must be able to terminate the loan at any time;

    o the Fund must receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments); and

    o    the Fund must determine that the borrower is an acceptable credit risk.

These risks are similar to the ones involved with repurchase agreements. When the Fund lends securities, there is a risk that the borrower will become financially unable to honor its contractual obligations. If this happens, the Fund could:

    o lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower; and

    o    experience delays in recovering its securities.

The Fund currently does not intend to engage in securities lending.

SHORT SALES

DESCRIPTION OF SHORT SALES. A security is sold short when the Fund sells a security it does not own. To sell a security short, the Fund must borrow the security from someone else to deliver it to the buyer. The Fund then replaces the borrowed security by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the Fund repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

The Fund typically sells securities short to:

    o    take advantage of an anticipated decline in prices; or

    o    protect a profit in a security it already owns.

The Fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Likewise, the Fund can profit if the price of the security declines between those dates.

To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund will incur transaction

                                       24

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costs in effecting short sales. The Fund's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

The broker will retain the net proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out.

SHORT SALES AGAINST THE BOX. In addition, the Fund may engage in short sales "against the box." In a short sale against the box, the Fund agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost. The Fund will incur transaction costs to open, maintain, and close short sales against the box.

RESTRICTIONS ON SHORT SALES.  The Fund will not short sell a security if:

    o after giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets;

    o the market value of the securities of any single issuer that have been sold short by the Fund would exceed 2% of the value of the Fund's net assets; and

    o such securities would constitute more than 2% of any class of the issuer's securities.

Whenever the Fund sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (i) the market value of the securities sold short at the time they were sold short; and (ii) any cash or liquid securities the Fund is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

FACTORS AFFECTING THE VALUE OF DEBT SECURITIES

The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

Interest Rates

The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

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Prepayment Risk

This risk affects mainly mortgage-backed and asset-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. The Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the Fund. If left unattended, drifts in the average maturity of the Fund can have the unintended effect of increasing or reducing the effective duration of the Fund, which may adversely affect the expected performance of the Fund.

Extension Risk

The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause the Fund's average maturity to lengthen unexpectedly due to a drop in mortgage or other loan prepayments. This would increase the sensitivity of the Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed or asset-backed securities may be less effective than other types of debt securities as a means of "locking in" interest rates.

Credit Rating

Coupon interest is offered to shareholders of debt securities as compensation for assuming risk, although short-term Treasury securities, such as 3-month treasury bills, are considered "risk free." Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate shareholders for taking on increased risk, issuers with lower credit ratings usually offer their shareholders a higher "risk premium" in the form of higher interest rates above comparable Treasury securities.

Changes in shareholder confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." If an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which affects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

A security rated within the four highest rating categories by a rating agency is called "investment-grade" because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the Adviser or Sub-Adviser may determine that it is of investment-grade. The Adviser or Sub-Adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

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Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and their issuers are less likely to make payments of interest and repay principal. Market developments and the financial and business condition of the corporation issuing these securities influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Fund currently uses ratings compiled by Moody's Investors Service ("Moody's"), Standard and Poor's Ratings Services ("S&P"), and Fitch. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Bond Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

The Adviser or Sub-Adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the Fund buys it. A rating agency may change its credit ratings at any time. The Adviser or Sub-Adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings. The Fund may invest in securities of any rating.

SMALL AND MEDIUM CAPITALIZATION STOCKS

Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. Investment in small and medium capitalization companies involves greater risk and price volatility than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium capitalization companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid and subject to more abrupt or erratic market movements than securities of larger, more established companies.

OVER-THE-COUNTER ("OTC") MARKET

The Fund may invest in OTC stocks. In contrast to the securities exchanges, the OTC market is not a centralized facility that limits trading activity to securities of companies that initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or OTC common stock is less than

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the volume of trading in a listed stock. This means that the depth of market liquidity of some stocks in which the Fund invests may not be as great as that of other securities and, if the Fund was to dispose of such a stock, they might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

FOREIGN SECURITIES AND EMERGING MARKETS

The Fund may invest in foreign securities. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing, and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability (any of which could affect U.S. investment in foreign countries), and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

Investments in emerging markets may be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to any emerging country, there may be greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in the courts of such countries. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade.

Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. Shareholders of a Fund will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a discount to their net asset value.

INVESTMENTS IN TECHNOLOGY COMPANIES

The Fund may invest in equity securities of technology companies. Such securities have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Investments in technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental law and regulation, or adversely affected by governmental policies.

INITIAL PUBLIC OFFERINGS ("IPOS")

The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on the Fund depending on its size. The impact of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to the Fund for investing, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares, and by concentration of control in existing management and principal shareholders.

The Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets, and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

SENIOR LOANS

Senior loans generally are arranged through private negotiations between a borrower and the lenders represented in each case by one or more agents of the several lenders. Senior loans in which the Fund may purchase interests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally Prime Rate, LIBOR, the CD rate or other base lending rates used by commercial lenders. The senior loans in the Fund's investment portfolio will at all times have a dollar-weighted average time until next interest rate redetermination of 180 days or less. Because of prepayment provisions, the actual remaining maturity of senior loans may vary substantially from the stated maturity of such loans.

STRUCTURED NOTES

The Fund may invest in structured notes, including "total rate of return swaps," with rates of return determined by reference to the total rate of return on one or more loans referenced in such notes. The rate of return on the structured note may be determined by applying a multiplier to the rate of total return on the referenced loan or loans. Application of a multiplier is comparable to the use of leverage, which magnifies the risk of loss, because a relatively small decline in the value of a referenced note could result in a relatively large loss in value. Structured notes are treated as senior loans.

STEP COUPON BONDS (STEPS)

The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer, or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. With respect to the Fund, the Adviser or the Sub-Adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal of interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MORTGAGE DOLLAR ROLLS

The Fund may invest in mortgage dollar rolls. In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. Furthermore, the transaction costs may exceed the return earned by the Fund from the transaction.

MUNICIPAL LEASE OBLIGATIONS

The Fund may invest in municipal lease obligations. Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

INVERSE FLOATERS

The Fund may invest in inverse floaters. Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

To the extent that the Fund invests in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. The Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate, including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from registration under the 1940 Act. Changes in interest rates may also affect the value of debt securities held by the Fund. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

INTER-FUND LOANS

The Fund may lend uninvested cash up to 15% of its net assets to other current and future funds advised by the Adviser or an affiliate of the Adviser as well as to portfolios of other registered investment companies whose investment adviser is controlling, controlled by or under common control with the Adviser ("Affiliated Funds") and the Fund may borrow from other Affiliated Funds to the extent permitted under the Fund's investment restrictions. If the Fund has borrowed from other Affiliated Funds and has aggregate borrowings from all sources that exceed 10% of the Fund's total assets, the Fund will secure all of its loans from other Affiliated Funds. The ability of the Fund to lend its securities to other Affiliated Funds is subject to certain other terms and conditions contained in an exemptive order issued to affiliates of the Trust and the Adviser.

INVESTMENT LIMITATIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

The Fund has adopted certain investment restrictions which are fundamental and may not be changed without approval by a majority vote of the Fund's shareholders. Such majority is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities of the Fund present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Fund.

Several of these fundamental investment restrictions include the defined term "1940 Act Laws, Interpretations, and Exemptions." This term means the 1940 Act and the rules and regulations promulgated thereunder, as such statute, rule and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC and any exemptive order or similar relief granted to the Fund.

         1. The Fund is a "diversified company" as defined in the 1940 Act. This means that the Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from purchasing the securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations, and Exemptions.

         Please refer to Non-Fundamental Investment Restriction number 2 for further information.

         2. The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations, and Exemptions.

         Please refer to Non-Fundamental Investment Restriction number 3 for further information.

         3. The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition, or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         4. The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations, and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments or (iii) repurchase agreements collateralized by such obligations. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         Please refer to Non-Fundamental Investment Restriction number 4 for further information.

         5. The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         6. The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         7. The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by the 1940 Act Laws, Interpretations, and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering repurchase agreements, loaning its assets to broker-dealers or institutional investors or investing in loans, including assignments and participation interests.

         Please refer to Non-Fundamental Investment Restriction number 5 for further information.

         8. The Fund may, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as the Fund.

Except for borrowing under Fundamental Investment Restriction number 2, the foregoing determinations will be made at the time of the purchase of a security.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The Fund also has adopted certain non-fundamental investment restrictions. A non-fundamental investment restriction may be amended by the Board without a vote of shareholders.

         1. The Fund may not invest more than 15% of its net assets in illiquid securities. This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established, by the Board of Trustees, based on trading markets for such security, to be liquid.

         2. In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

         3. In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33-1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or other Affiliated Funds on such terms and conditions as the SEC may require in an exemptive order on which the Fund may rely. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when borrowings exceed 5% of the Fund's total assets.

         4. In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to (but not including) 25% of its total assets in the securities of issuers whose principal business activities are in the same industry. For purposes of this limitation, supranational organizations, such as the World Bank, the European Union, and the European Coal and Steel Community, are deemed to be issuers conducting their principal business activities in the same industry; state and municipal governments and their agencies and authorities are not deemed to be industries; utility companies will be divided according to their services (e.g., gas distribution, gas transmission, electric, and telephone will each be considered a separate industry); and financial service companies will be classified according to the end users of their services (e.g., automobile finance, bank finance, and diversified finance).

         5. In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33-1/3% of its total assets and may lend money to other Affiliated Funds, on such terms and conditions as the SEC may require in an exemptive order on which the Fund may rely.

         6. Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies, and restrictions as the Fund.

The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other Affiliated Funds, subject to the terms and conditions of any exemptive orders issued by the SEC on which the Fund may rely.

All the foregoing percentages will be determined and apply at the time of each purchase of a security (except with respect to the limitation on investments in illiquid securities and with respect to borrowing).

SENIOR SECURITIES

The term "senior security", as defined in Section 18(g) of the 1940 Act, means any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends; and "senior security representing indebtedness" means any senior security other than stock.

The term "senior security" will not include any promissory note or other evidence of indebtedness issued in consideration of any loan, extension, or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed; nor will such term include any such promissory note or other evidence of indebtedness in any case where such a loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time when the loan is made. A loan will be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed; otherwise it will be presumed not to be for temporary purposes. Any such presumption may be rebutted by evidence.

TEMPORARY DEFENSIVE POSITIONS

Under normal market conditions, the Fund expects to be fully invested in its primary investments, as described above. However, for temporary defensive purposes, when the Sub-Adviser determines that market, economic, political, or other conditions warrant, the Fund may invest up to 100% of its assets in cash and money market instruments (consisting of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as stated on their most recently published financial statements; commercial paper rated in one of the two highest rating categories by at least one nationally recognized statistical rating organization; repurchase agreements involving such securities; and, to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies investing solely in money market securities). To the extent the Fund is invested in temporary defensive instruments, it will not be pursuing its investment objective.

FUND TURNOVER

Fund turnover will tend to rise during periods of economic turbulence and decline during periods of stable growth. A higher turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) and increases realized gains and losses. High rates of portfolio turnover necessarily result in correspondingly greater brokerage and portfolio trading costs, which are paid by the Fund. Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. In addition to portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

Portfolio holdings information related to the Fund, including the top holdings, will be made available to the general public, at www.OldMutualCapital.com, 15 calendar days after the end of each calendar quarter. The Fund's portfolio holdings as of a period end are publicly disclosed four times per year with the SEC on Form N-CSR or Form N-Q. These reports are available, free of charge, on the SEC's website, at www.sec.gov. Service providers that have contracted to provide services to the Trust (including the custodian, administrator, sub-administrator, broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids, counsel to the Trust, the Trust's auditors, and certain others) and which require portfolio holdings information in order to perform those services may receive Fund holdings information prior to and more frequently than the public disclosure of such information ("non-standard disclosure"). These service providers are required to maintain the confidentiality of the information disclosed either by explicit agreement or by virtue of their respective duties to the Trust. Non-standard disclosure of portfolio holdings information may also be provided to entities that provide a service to the Adviser or the Trust, provided that the service is related to the investment advisory services that the Adviser provides to the Trust.

Non-standard disclosure of portfolio holdings may only be made subject to the following conditions:

    o a written request for non-standard disclosure must be submitted to and approved in writing by either the Adviser's chief compliance officer, general counsel or chief investment officer;

    o    the request must relate to an appropriate business purpose; and

    o the holdings information is disclosed pursuant to the terms of a written confidentiality agreement between the Adviser and the recipient of the holdings information, unless such party is a regulatory or other governmental entity.

The Board of Trustees has approved this portfolio holdings disclosure policy and must approve any material change to the policy. In addition, the Adviser regularly presents to the Board a list of recipients, if any, of non-standard disclosure of portfolio holdings information. In no event shall the Trust, Adviser, Sub-Adviser, or any other entity receive any compensation in connection with the disclosure of the Fund's portfolio holdings.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Delaware. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and the principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The address for each of the Trustees and executive officers of the Trust is 4643 South Ulster Street, Suite 600, Denver, Colorado 80237.

----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
                                                                               NUMBER OF FUNDS
                                          TERM OF                                   IN THE
                                         OFFICE*                               OLD MUTUAL FUND
                        POSITION(S)     AND LENGTH                                 COMPLEX
      NAME AND              HELD          OF TIME    PRINCIPAL OCCUPATION(S)     OVERSEEN BY        OTHER DIRECTORSHIPS
        AGE            WITH THE TRUST     SERVED      DURING PAST FIVE YEARS       TRUSTEE            HELD BY TRUSTEE
--------------------- ----------------- ------------ ------------------------- ----------------- ---------------------------
John R. Bartholdson   Trustee           Trustee      Chief Financial                  31         The Triumph Group, Inc.,
(Age: 61)                               since 2004   Officer, The Triumph                        PBHG Insurance Series
                                                     Group, Inc.                                 Fund, ING Clarion Real
                                                     (manufacturing).                            Estate Income Fund, and
                                                                                                 ING Clarion Global Real
                                                                                                 Estate Income Fund.
--------------------- ----------------- ------------ ------------------------- ----------------- ---------------------------
Walter W. Driver,     Trustee           Trustee      Chairman, King &                 5          Total Systems Services,
Jr. (Age: 60)                           since 2005   Spalding LLP (law firm).                    Inc.
--------------------- ----------------- ------------ ------------------------- ----------------- ---------------------------
Robert M. Hamje       Trustee           Trustee      President and Chief              5          TS&W/Claymore
(Age: 63)                               since 2004   Investment Officer, TRW                     Tax-Advantaged Balanced
                                                     Investment Management                       Fund.
                                                     Company (investment
                                                     management).
--------------------- ----------------- ------------ ------------------------- ----------------- ---------------------------

----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
                                                                               NUMBER OF FUNDS
                                          TERM OF                                   IN THE
                                         OFFICE*                               OLD MUTUAL FUND
                        POSITION(S)     AND LENGTH                                 COMPLEX
      NAME AND              HELD          OF TIME    PRINCIPAL OCCUPATION(S)     OVERSEEN BY        OTHER DIRECTORSHIPS
        AGE            WITH THE TRUST     SERVED      DURING PAST FIVE YEARS       TRUSTEE            HELD BY TRUSTEE
--------------------- ----------------- ------------ ------------------------- ----------------- ---------------------------
Jarrett B. Kling      Trustee           Trustee      Managing Director, ING           5          Hirtle Callaghan Trust;
(Age: 62)                               since 2004   Clarion Real Estate                         ING Clarion Real Estate
                                                     Securities (investment                      Income Fund, ING Clarion
                                                     adviser).                                   Global Real Estate Income
                                                                                                 Fund, and ING Clarion.
--------------------- ----------------- ------------ ------------------------- ----------------- ---------------------------
L. Kent Moore         Chairman of the   Trustee      Managing Director, High          5          TS&W/Claymore
(Age: 49)             Board and         since 2004   Sierra Energy, LP,                          Tax-Advantaged Balanced
                      Trustee                        since October 2004;                         Fund.
                                                     President, Eagle River
                                                     Ventures, LLC (private
                                                     investment fund); Portfolio
                                                     Manager, Janus Capital
                                                     (money management).
--------------------- ----------------- ------------ ------------------------- ----------------- ---------------------------

----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
                                                                               NUMBER OF FUNDS
                                          TERM OF                                   IN THE
                                          OFFICE*                               OLD MUTUAL FUND
                        POSITION(S)     AND LENGTH                                 COMPLEX
      NAME AND              HELD          OF TIME    PRINCIPAL OCCUPATION(S)     OVERSEEN BY        OTHER DIRECTORSHIPS
        AGE            WITH THE TRUST     SERVED      DURING PAST FIVE YEARS       TRUSTEE            HELD BY TRUSTEE
--------------------- ----------------- ------------ ------------------------- ----------------- ---------------------------
David J. Bullock**    Trustee           Trustee      President and Chief              5          Liberty Ridge Capital,
(Age: 49)                               since 2004   Executive Officer, Old                      Old Mutual Capital, Inc.,
                                                     Mutual Capital, Inc.,                       Old Mutual Investment
                                                     since 2004. President                       Partners, Old Mutual Fund
                                                     and Director, Liberty                       Services, and Old Mutual
                                                     Ridge Capital, since                        Shareholder Services, Inc.
                                                     July 2003. Chief
                                                     Executive Officer,
                                                     Liberty Ridge Capital;
                                                     Trustee, Old Mutual
                                                     Investment Partners,
                                                     and Old.
                                                     Mutual Fund Services;
                                                     and Director, Old
                                                     Mutual Shareholder
                                                     Services, Inc., since
                                                     November 2003.
                                                     President, PBHG Funds
                                                     and PBHG Insurance
                                                     Series Fund, since
                                                     November 2003. Chief
                                                     Operating Officer,
                                                     Liberty Ridge Capital,
                                                     July 2003 - March 2004.
                                                     President and Chief
                                                     Executive Officer,
                                                     Transamerica Capital,
                                                     Inc., 1998 - 2003
--------------------- ----------------- ------------ ------------------------- ----------------- ---------------------------

* Trustee of the Trust until such time as his or her successor is duly elected and appointed.

** Mr. Bullock is a Trustee who may be deemed to be an "interested person" of the Trust, as that term is defined in the 1940 Act, because he is a Director of the Adviser.

-------------------------------------------------------------------------------------------------------------------------------
OFFICERS
-------------------------------------------------------------------------------------------------------------------------------
                                                     TERM OF
                                                     OFFICE* AND
                                 POSITION(S) HELD    LENGTH OF       PRINCIPAL OCCUPATION(S)
NAME AND AGE                     WITH THE TRUST      TIME SERVED     DURING PAST FIVE YEARS
-------------------------------- ------------------- --------------- ----------------------------------------------------------
David J. Bullock                 President and       Since 2004      Director, President, and Chief Executive Officer, Old
(Age: 49)                        Chief Executive                     Mutual Capital, Inc., since 2004. President and
                                 Officer                             Director, Liberty Ridge Capital, since July 2003. Chief
                                                                     Executive Officer, Liberty Ridge Capital; Trustee and
                                                                     Chief Executive Officer, Old Mutual Investment Partners;
                                                                     Trustee, Old Mutual Fund Services; and Director, Old
                                                                     Mutual Shareholder Services, Inc. since November 2003.
                                                                     President, PBHG Insurance Series Fund, since November
                                                                     2003. Chief Operating Officer, Liberty Ridge Capital,
                                                                     July 2003-March 2004. President and Chief Executive
                                                                     Officer, Transamerica Capital, Inc., 1998-2003.
-------------------------------- ------------------- --------------- ----------------------------------------------------------
Mark E. Black                    Treasurer, Chief    Since 2004      Chief Financial Officer, Chief Administrative Officer,
(Age: 45)                        Financial Officer                   Executive Vice President, and Treasurer, Old Mutual
                                 and Controller                      Capital, Inc., since July 2004.  Chief Financial Officer
                                                                     and Chief Administrative Officer, Old Mutual Investment
                                                                     Partners, since 2004.  Senior Vice President and Chief
                                                                     Financial Officer, Transamerica Capital, Inc., April
                                                                     2000- June 2004.  Chief Financial Officer, Coldwell
                                                                     Banker Moore & Company (Denver Metro) (formerly Moore
                                                                     and Company Realtor), 1997-March 2000.
-------------------------------- ------------------- --------------- ----------------------------------------------------------
John M. Zerr                     Vice President      Since 2004      Executive Vice President, Secretary, and General
(Age: 43)                        and Secretary                       Counsel, Old Mutual Capital, Inc., March 2004-July2005.
                                                                     Chief Operating Officer, Liberty Ridge Capital, since
                                                                     March 2004. Senior Vice President, Liberty Ridge
                                                                     Capital, since January 2001. General Counsel and
                                                                     Secretary, Liberty Ridge Capital, since November 1996.
                                                                     Chief Operating Officer, Old Mutual Investment Partners,
                                                                     2004-July2005.  Vice President and Secretary, PBHG
                                                                     Funds, since March 1997. General Counsel and Secretary,
                                                                     Pilgrim Baxter Value Investors, Inc., 1996-2002. General
                                                                     Counsel and Secretary, Old Mutual Shareholder Services,
                                                                     Inc., June 2001-July 2005. General Counsel and
                                                                     Secretary, Old Mutual Fund Services and Old Mutual
                                                                     Investment Partners, January 1998-July 2005.
-------------------------------- ------------------- --------------- ----------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
OFFICERS
-------------------------------------------------------------------------------------------------------------------------------
                                                     TERM OF
                                                     OFFICE* AND
                                 POSITION(S) HELD    LENGTH OF       PRINCIPAL OCCUPATION(S)
NAME AND AGE                     WITH THE TRUST      TIME SERVED     DURING PAST FIVE YEARS
-------------------------------- ------------------- --------------- ----------------------------------------------------------
Brian C. Dillon                  Vice President      Since 2004      Vice President and Chief Compliance Officer, Old Mutual
(Age: 42)                        and Chief                           Capital, Inc., 2004-July 2005.  Vice President, Chief
                                 Compliance Officer                  Compliance Officer and Registered Principal, Liberty
                                                                     Ridge Capital, since April 2001. Chief Compliance
                                                                     Officer, Old Mutual Fund Services and Old Mutual
                                                                     Shareholder Services, Inc. and Vice President and Chief
                                                                     Compliance Officer, Old Mutual Investment Partners,
                                                                     April 2001-July 2005. Vice President, PBHG Funds, since
                                                                     April 2001. Chief Compliance Officer, PBHG Funds, since
                                                                     2004. Chief Compliance Officer, Pilgrim Baxter Value
                                                                     Investors, Inc., 2001-2002. Chief Compliance Officer,
                                                                     Pilgrim Baxter Private Equity Advisor, 2001-2003. Vice
                                                                     President and Deputy Compliance Director, Delaware
                                                                     Investments, 1995-2001.
-------------------------------- ------------------- --------------- ----------------------------------------------------------
Robert E. Putney, III            Vice President      Since 2004      Deputy General Counsel, Senior Vice President, and
(Age: 45)                        and Assistant                       Assistant Secretary, Old Mutual Capital, Inc., 2004-July
                                 Secretary                           2005.  Senior Vice President, Deputy General Counsel,
                                                                     and Assistant Secretary, Liberty Ridge Capital, since
                                                                     2004.  Senior Vice President, Deputy General Counsel,
                                                                     and Assistant Secretary, Old Mutual Investment Partners,
                                                                     Old Mutual Shareholder Services, Inc., and Old Mutual
                                                                     Fund Services, 2004-July 2005. Vice President and
                                                                     Assistant Secretary, PBHG Funds and PBHG Insurance
                                                                     Series Fund since March 2002. Vice President, Senior
                                                                     Legal Counsel, and Assistant Secretary, Liberty Ridge
                                                                     Capital, Old Mutual Investment Partners, and Old Mutual
                                                                     Fund Services, 2001-2004. Senior Counsel and Assistant
                                                                     Secretary, Pilgrim Baxter Value Investors, Inc.,
                                                                     2001-2002. Director and Senior Counsel, Merrill Lynch
                                                                     Investment Managers, L.P. and Princeton Administrators,
                                                                     L.P., September 1997-December 2001 and holding various
                                                                     other positions with these companies, 1991-1997.
                                                                     Secretary of various Merrill Lynch and Mercury open-end
                                                                     funds, as well as Somerset Exchange Fund and The Europe
                                                                     Fund, Inc. until December 2001.
-------------------------------- ------------------- --------------- ----------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
OFFICERS
-------------------------------------------------------------------------------------------------------------------------------
                                                     TERM OF
                                                     OFFICE* AND
                                 POSITION(S) HELD    LENGTH OF       PRINCIPAL OCCUPATION(S)
NAME AND AGE                     WITH THE TRUST      TIME SERVED     DURING PAST FIVE YEARS
-------------------------------- ------------------- --------------- ----------------------------------------------------------
William P. Schanne               Assistant           Since 2004      Fund Administration Associate, Old Mutual Fund Services
(Age: 32)                        Treasurer                           and Liberty Ridge Capital, since August 2001. Assistant
                                                                     Treasurer, PBHG Funds, since December 2001. Fund
                                                                     Accounting Supervisor, PFPC, Inc., 1999-2001. Fund
                                                                     Accountant, PFPC, Inc., 1998-1999.
-------------------------------- ------------------- --------------- ----------------------------------------------------------

* Officer of the Trust until such time as his or her successor is duly elected and qualified.

The Trustees are responsible for major decisions relating to the Fund's investment goal, policies, strategies, and techniques. The Trustees also oversee the operation of the Trust by its officers and various service providers as they affect the Fund, but they do not actively participate in the day-to-day operation of or decision making process related to the Fund. The Board of Trustees has two standing committees: a Nominating and Compensation Committee and an Audit Committee. Currently, the members of each Committee are John Bartholdson, Walter Driver, Robert Hamje, Jarrett Kling, and Kent Moore, comprising all the disinterested Trustees of the Trust.

The Nominating and Compensation Committee selects and nominates those persons for membership on the Board of Trustees who are disinterested Trustees, reviews and determines compensation for the disinterested Trustees and selects independent legal counsel, as set forth in Rule 0-1(6), to provide the disinterested Trustees with legal advice, as needed. During the Trust's fiscal year ended July 31, 2004, the Nominating and Compensation Committee held one meeting. The Nominating and Compensation Committee will consider nominees recommended in writing by shareholders (other than shareholders recommendations of himself or herself). A shareholder may submit a request in writing to the Trust in accordance with the Shareholder Communication Procedures, which are accessible at http://www.OldMutualCapital.com.

The Audit Committee oversees the financial reporting process for the Trust, monitoring the Trust's audit process and results. As part of this process, the Audit Committee recommends the selection of an independent audit firm for the approval of the Trust's Board of Trustees and evaluates the independent audit firm's performance, costs, and financial stability. During the fiscal year ended July 31, 2004, the Audit Committee held two meetings.

The table below provides the dollar range of shares of the Fund and the aggregate dollar range of shares of all funds advised by the Adviser, owned by each Trustee as of December 31, 2004. However, the Board of Trustees has adopted a policy goal pursuant to which each Trustee plans to invest the equivalent of one year's retainer fees in one or more Funds within three years from the commencement of operations.

--------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------
                                                                             AGGREGATE DOLLAR RANGE OF EQUITY
                                                                          SECURITIES IN ALL REGISTERED INVESTMENT
                                                                                     COMPANIES IN THE
                                 DOLLAR RANGE OF EQUITY SECURITIES IN     OLD MUTUAL FUND COMPLEX OVERSEEN BY THE
        NAME OF TRUSTEE                        THE FUND                                  TRUSTEES
-------------------------------- -------------------------------------- --------------------------------------------
John R. Bartholdson              None                                   None
-------------------------------- -------------------------------------- --------------------------------------------
Walter W. Driver, Jr.*           N/A                                    N/A
-------------------------------- -------------------------------------- --------------------------------------------
Robert M. Hamje                  None                                   None
-------------------------------- -------------------------------------- --------------------------------------------
Jarrett B. Kling                 None                                   None
-------------------------------- -------------------------------------- --------------------------------------------
L. Kent Moore                    None                                   Over $100,000
-------------------------------- -------------------------------------- --------------------------------------------
David J. Bullock                 None                                   Over $100,000
-------------------------------- -------------------------------------- --------------------------------------------

--------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
--------------------------------------------------------------------------------------------------------------------
                                                                             AGGREGATE DOLLAR RANGE OF EQUITY
                                                                          SECURITIES IN ALL REGISTERED INVESTMENT
                                                                                     COMPANIES IN THE
                                 DOLLAR RANGE OF EQUITY SECURITIES IN     OLD MUTUAL FUND COMPLEX OVERSEEN BY THE
        NAME OF TRUSTEE                        THE FUND                                  TRUSTEES
-------------------------------- -------------------------------------- --------------------------------------------
       David J. Bullock                          None                                  Over $100,000
-------------------------------- -------------------------------------- --------------------------------------------


* Mr. Driver commenced service as a Trustee in May 2005.

Each current Trustee of the Trust received the following compensation during the fiscal year ended July 31, 2004:

--------------------------------- ----------------------- -------------------- ----------------- -------------------------
                                                             PENSION OR
                                                             RETIREMENT
                                        AGGREGATE          BENEFITS ACCRUED       ESTIMATED      TOTAL COMPENSATION FROM
        NAME OF PERSON,             COMPENSATION FROM      AS PART OF TRUST    ANNUAL BENEFITS   TRUST AND TRUST COMPLEX
            POSITION                      TRUST                EXPENSES        UPON RETIREMENT     PAID TO TRUSTEES***
--------------------------------- ----------------------- -------------------- ----------------- -------------------------
John R. Bartholdson,                      $8,500                  N/A                N/A                  $8,500
Trustee
--------------------------------- ----------------------- -------------------- ----------------- -------------------------
David J. Bullock,                          $-0-                   N/A                N/A                   $-0-
Trustee*
--------------------------------- ----------------------- -------------------- ----------------- -------------------------
Walter W. Driver, Jr., Trustee**           N/A                    N/A                N/A                   N/A
--------------------------------- ----------------------- -------------------- ----------------- -------------------------
Robert M. Hamje,                          $8,500                  N/A                N/A                  $8,500
Trustee
--------------------------------- ----------------------- -------------------- ----------------- -------------------------
Jarrett B. Kling,                         $8,500                  N/A                N/A                  $8,500
Trustee
--------------------------------- ----------------------- -------------------- ----------------- -------------------------
L. Kent Moore,                            $8,500                  N/A                N/A                  $8,500
Trustee
--------------------------------- ----------------------- -------------------- ----------------- -------------------------

* Mr. Bullock is a Trustee who may be deemed to be an "interested person" of the Trust, as that term is defined in the 1940 Act, and consequently will be receiving no compensation from the Trust.

**  Mr. Driver commenced service as a Trustee in May 2005.

*** Compensation expenses are allocated pro rata based on the relative net assets of the Funds.

5% AND 25% SHAREHOLDERS

As of July 1, 2005, Old Mutual Capital, Inc. owned 100% of the Fund. No other persons were the record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Fund. Persons owning of record or beneficially 25% or more of the outstanding share class of the Fund may be deemed to be a controlling person of the Fund for purposes of the 1940 Act.

The Trustees and Officers of the Trust collectively owned none of the outstanding shares of the Fund on July 1, 2005 because the public offering of shares has not yet commenced.

THE ADVISER

The Trust and Old Mutual Capital, Inc. have entered into an advisory agreement with respect to the Fund (the "Advisory Agreement"). The Advisory Agreement provides certain limitations on the Adviser's liability, but also provides that the Adviser will not be protected against any liability to the Trust or the Fund or its shareholders by reason of willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Adviser is an indirect, wholly owned subsidiary of Old Mutual plc ("Old Mutual"). Old Mutual is a London-listed international financial services group based in London, with operations in life assurance, asset management, banking and general insurance. Old Mutual's principal offices are located at Old Mutual Place, 2 Lambeth Hill, London, EC4V 4GG, United Kingdom.

Old Mutual Fund Services, the Trust's administrator (the "Administrator"), is a wholly owned subsidiary of the Adviser (see "The Administrator" for more details on Old Mutual Fund Services). Old Mutual Investment Partners, the Trust's distributor, (the "Distributor") is also a wholly owned subsidiary of the Adviser (see "The Distributor" for more details on Old Mutual Investment Partners). The Adviser was organized in 2004 and is a subsidiary of Old Mutual
(US) Holdings Inc. ("OMUSH"), which is a wholly owned subsidiary of Old Mutual. The principal business address of the Adviser is 4643 South Ulster Street, Suite 600, Denver, Colorado 80237.

The Advisory Agreement obligates the Adviser to: (i) provide a program of continuous investment management for the Trust in accordance with the Trust's investment objectives, policies and limitations; (ii) make investment decisions for the Trust; and (iii) place orders to purchase and sell securities for the Trust, subject to the supervision of the Board of Trustees. The Advisory Agreement also requires the Adviser to pay its overhead and employee costs and the compensation and expenses of all its partners, officers, and employees who serve as officers and executive employees of the Trust. The Advisory Agreement provides that the Adviser is not responsible for other expenses of operating the Trust. From time to time, the Adviser or a company under common control with the Adviser may make payments to broker-dealers for the promotion of the sale of Trust shares or for their own company-sponsored sales programs.

The continuance of the Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the Trust's outstanding voting securities and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated (i) at any time without penalty by the Trust upon the vote of a majority of the Trustees or by vote of the majority of the Trust's outstanding voting securities upon 60 days' written notice to the Adviser or
(ii) by the Adviser at any time without penalty upon 60 days' written notice to the Trust. The Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For its services, the Adviser is entitled to a annual fee, which is calculated daily and paid monthly, equal to 0.90% of the Fund's average daily net assets.

In addition, in the interest of limiting the expenses of the Fund during the current fiscal year, the Adviser has signed an expense limitation contract with the Trust on behalf of the Fund ("Expense Limitation Agreement") pursuant to which, with respect to the Class A, Class C, and Institutional Class shares, the Adviser has agreed to waive a portion of its fee and to assume other expenses in an amount necessary to limit total annual operating expenses (but excluding fees and expenses incurred under the Trust's Distribution Plans and Service Plan, with respect to Class A and Class C, sales charges, interest, taxes, brokerage commissions, and any expenditures that are capitalized in accordance with generally accepted accounting principles, and any extraordinary expenses not incurred in the ordinary course of the Fund's business) as set forth in the table below (the "Expense Limitation").

                                                                                EXPENSE LIMITATION 1

                                                                                                    INSTITUTIONAL
                                                                         CLASS A      CLASS C           CLASS
                              FUND                                       SHARES        SHARES           SHARES
                              ----                                      --------      -------       --------------
Old Mutual Copper Rock Emerging Growth Fund                             1.55%          2.30%            1.30%

----------------
1 Reimbursement by the Fund of the advisory fees waived and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of the Fund to exceed the Expense Limitation. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $75 million; (ii) the Fund's total annual expense ratio is less than the Expense Limitation (excluding certain other expenses such as brokerage commissions and extraordinary expenses); and (iii) the payment of such reimbursement was approved by the Board of Trustees on a quarterly basis. Moreover, in accordance with the terms of agreements with the Adviser and the Administrator, whereby, to the extent that the Adviser defers advisory fees or absorbs operating expenses of the Fund, the Adviser may seek payment of such deferred fees or reimbursement of such absorbed expenses within two fiscal years after the fiscal year in which fees were deferred or expenses were absorbed, the actual expenses charged to the Fund may exceed these limits.

THE SUB-ADVISER

Copper Rock Capital Partners LLC

The Trust, on behalf of the Fund, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Copper Rock Capital Partners LLC. The Sub-Advisory Agreement provides certain limitations on the Sub-Adviser's liability, but also provides that the Sub-Adviser will not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, the Sub-Adviser is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Fund, which is computed and paid monthly at an annual rate of 0.65% of the average daily net assets of the Fund.

Two co-managers at the Sub-Adviser are primarily responsible for investing the assets of the Fund. The following summarizes the experience of each of these portfolio managers. They have managed the Fund's assets since its inception. This section includes other information about the portfolio managers, including information about other accounts managed, the dollar range of Fund shares owned, and how they are compensated.

NAME                                     TITLE AND EXPERIENCE
Tucker M. Walsh                          Founding Partner, Chief Executive Officer, Head of Portfolio Management,
                                         and Portfolio Manager, the Sub-Adviser, since January 2005.  Managing
                                         Director, State Street Research & Management Company ("State Street Research"),
                                         prior to January 2005.  Mr. Walsh Managed a $2 billion portfolio for State Street
                                         Research's institutional separate accounts and registered mutual funds.
                                         He earned a BA in economics from Washington and Lee University.  Mr. Walsh has over 14 years of investment industry experience.

Michael Malouf,                          CFA Founding Partner, President, and Portfolio Manager, the
                                         Sub-Adviser, since January 2005. Managing Director, Neuberger Berman
                                         LLC, 1998 - 2002. Small-Cap Portfolio Manager, RCM Capital Management,
                                         1991 - 1998. Mr. Malouf holds a BS in finance from Arizona State
                                         University. He has over 15 years of investment industry experience.

COMPENSATION. The Sub-Adviser compensates the Fund's portfolio managers for their management of the Fund. Each portfolio manager's compensation consists of an industry competitive base salary, discretionary bonus, and equity distributions. The portfolio manager's discretionary bonus is based on the overall performance of the Sub-Adviser, in terms of profitability. In addition, because the portfolio managers are equity owners of the Sub-Adviser, the portfolio managers may receive equity distributions of any remaining profits of the Sub-Adviser that are outside the discretionary bonus pool.

FUND SHARES OWNED BY THE PORTFOLIO MANAGERS. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the "1934 Act").

---------------------------------- -------------------------------------------------------------------------------------
NAME                                                                DOLLAR RANGE OF FUND SHARES*
---------------------------------- -------------------------------------------------------------------------------------
Tucker M. Walsh                                                                   None
---------------------------------- -------------------------------------------------------------------------------------
Michael Malouf, CFA                                                               None
---------------------------------- -------------------------------------------------------------------------------------

         * As of the date of this Statement of Additional, the Fund had not commenced operations.


OTHER ACCOUNTS. As of May 31, 2005, the portfolio managers are responsible for the day-to-day management of certain other accounts, in addition to the Fund, as follows:

---------------- ------------------------------- ------------------------------ ----------------------------------------
                      REGISTERED INVESTMENT          OTHER POOLED INVESTMENT
                           COMPANIES                       VEHICLES                          OTHER ACCOUNTS
---------------- ------------- ----------------- ------------- ---------------- -------------- -------------------------
                  NUMBER OF                       NUMBER OF                      NUMBER OF
     NAME         ACCOUNTS       TOTAL ASSETS     ACCOUNTS       TOTAL ASSETS    ACCOUNTS            TOTAL ASSETS
---------------- ------------- ----------------- ------------- ---------------- -------------- -------------------------
Tucker M. Walsh       0               $0              0              $0               1               $2,500,000
---------------- ------------- ----------------- ------------- ---------------- -------------- -------------------------
Michael               0               $0              0              $0               1               $2,500,000
Malouf, CFA
---------------- ------------- ----------------- ------------- ---------------- -------------- -------------------------

CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other account, on the other. The other account may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of another account and to the disadvantage of the Fund.

THE SUB-ADVISORY AGREEMENT OBLIGATES THE SUB-ADVISER TO: (i) manage the investment operations of the Fund and the composition of the Fund's investment portfolio, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies, and limitations; (ii) provide supervision of the Fund's assets and to determine from time to time what investments and securities will be purchased, retained or sold on behalf of the Fund and what portion of the Fund's assets managed will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold on behalf of the Fund and to place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the Fund; (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties; or (iii) by the Sub-Adviser at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

CONSIDERATIONS OF THE BOARD IN APPROVING THE INVESTMENT ADVISORY AGREEMENT AND THE SUB-ADVISORY AGREEMENT. The Board approved the Investment Advisory Agreement and the Sub-Advisory Agreement (collectively, the "Agreements") for the Fund on May 11, 2005. In determining whether it was appropriate to approve the Agreements, the Board requested information, provided by the Adviser and Sub-Adviser, that it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information and was advised by the independent legal counsel with respect to its deliberations. In considering the fairness and reasonableness of the agreements, the Board reviewed numerous factors, with respect to the Fund separately, including the following:

    o    the nature of the services to be provided under the Agreements;

    o the requirements of the Fund for the services provided by the Adviser and Sub-Adviser;

    o    the quality of the services expected to be provided;

    o    fees payable for the services;

    o    projected total expenses of the Fund;

    o the commitment of the Adviser to cap certain Fund expenses through the contractual deferral of advisory fees and/or reimbursement of expenses, and the fact that Adviser may seek payment of such deferred fees or reimbursement of such absorbed expenses within two fiscal years after the fiscal year in which fees were deferred or expenses were absorbed;

    o the expected profitability of the Adviser and Sub-Adviser with respect to their relationship with the Fund;

    o soft-dollar and other service benefits received by the Adviser, including, sources of revenue to affiliates of the Adviser from the Fund through administration fees and website services fees;

    o the economies of scale available to the Administrator through SEI as sub-administrator;

    o capabilities and financial condition of the Adviser and the Sub-Adviser; and

    o    current economic and industry trends.

Current management fees were reviewed in the context of the Adviser's anticipated profitability. In addition, the Board reviewed an analysis prepared by the Adviser in consultation with an independent third party, comparing the Fund's expected expense ratio and advisory fee with comparable mutual funds.

The Trustees considered the fact that the total expenses of 1.30% of the Fund's Institutional shares (after waiver or reimbursement) were lower than 224 funds in the peer group and higher than 261 funds in the peer group.

The Trustees relied upon the Adviser's representation, based upon advice of an independent consultant, that the peer group discussed above was fair, reasonable, and balanced presentation of a comparable peer group for the Fund.

The Board reviewed additional information provided by the Adviser and the Sub-Adviser. Following extended discussions concerning this information, the Board determined that the agreements were consistent with the best interests of the Fund and future shareholders. The Board, including all of the Trustees who were not "interested persons" of the Fund, voting separately, unanimously approved the Agreements on the basis of the foregoing review and discussions. The Board concluded, among other things:

    o the level of fees to be charged to the Fund was comparable to the fees charged by other investment advisers and investment sub-advisers to other funds with similar investment strategies and therefore reasonable, considering the additional services to be provided by the Adviser and Sub-Adviser;

    o the fact that the Adviser was willing voluntarily to defer its fees and reimburse expenses to reduce Fund expenses indicated a high level of commitment on the part of the Adviser;

    o the Adviser's and Sub-Adviser's personnel were experienced and possessed significant experience in managing particular asset classes;

    o the Adviser and Sub-Adviser demonstrated its commitment to providing sufficient resources regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience; and

    o the Adviser and Sub-Adviser appeared to have overall high quality in terms of its personnel, operations, financial condition, investment management capabilities, methodologies, and performance.

LITIGATION INVOLVING THE ADVISER'S AFFILIATE

The following describes material legal proceedings involving Liberty Ridge Capital, Inc. ("Liberty Ridge Capital"). Liberty Ridge Capital is a wholly owned subsidiary of OMUSH. Accordingly, Liberty Ridge is an affiliate of the Adviser. None of the legal proceedings described below relate to the Trust.

In June 2004, Liberty Ridge Capital reached settlement agreements with respect to the market timing and selective disclosure actions filed by the SEC and the New York Attorney General (the "NYAG") with respect to PBHG Funds, a registered investment company for which Liberty Ridge Capital acted as investment adviser. If certain terms and undertakings in the NYAG settlement are not met, the NYAG settlement stipulates that Liberty Ridge Capital shall promptly terminate its management of PBHG Funds. In this event, PBHG Funds' Board of Trustees would be required to seek new management or consider other alternatives.

As part of the In Re Mutual Funds Investment Litigation pending in the U.S. District Court for the District of Maryland (the "MDL Court"), the PBHG Funds, Liberty Ridge Capital, its affiliates, and/or certain related and unrelated parties have been named as defendants in a Class Action Suit ("Class Action Suit") and a separate Derivative Suit ("Derivative Suit") (together the "Civil Litigation"). The Civil Litigation consolidates and coordinates for pre-trial matters a number of individual class action suits and derivative suits based on similar claims, which previously had been filed against the PBHG Funds, Liberty Ridge Capital and/or certain related parties in other jurisdictions, and had been transferred to the MDL Court. Consolidated complaints in the Class Action and Derivative Suits were filed in the Civil Litigation on September 29, 2004 (MDL 1586).

The Civil Litigation and the previously filed suits are primarily based upon allegations that the defendants engaged in, or facilitated market timing of the PBHG Funds, and also made selective disclosure of confidential portfolio information to certain defendants and other parties. The Civil Litigation alleges a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breaches of fiduciary duty; and (iii) false or misleading prospectus disclosure. The Civil Litigation requests compensatory and punitive damages. In addition, the Derivative Suit requests the removal of each of the Trustees of the PBHG Funds, the removal of Liberty Ridge Capital as investment adviser of the PBHG Funds, the removal of PBHG Fund Distributors as distributor of PBHG Funds' shares, rescission of the management and other contracts between PBHG Funds and the defendants, and rescission of the PBHG Funds' 12b-1 Plan.

On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against Liberty Ridge Capital, as well as numerous unrelated mutual fund complexes and financial institutions (the "WVAG Litigation"). PBHG Funds was not named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia, alleges that Liberty Ridge Capital permitted short-term trading in excess of PBHG Funds' disclosed limitation of four exchanges per year and also provided confidential portfolio information to customers of a broker-dealer who used the information to market time PBHG Funds. The WVAG alleges the foregoing violated the West Virginia Consumer Credit and Protection Act (W. Va. Code ss. 46A-1-101, et seq.) and is seeking injunctions; civil monetary penalties; a writ of quo warranto against the defendants for their alleged improper actions; pre-judgment and post-judgment interest; costs and expenses, including counsel fees; and other relief. It is possible that similar actions based on the same facts and circumstances may be filed in the future by other state agencies (such actions, together with the Civil Litigation and the WVAG Litigation, the "Litigation").

At this stage of the Litigation, Liberty Ridge Capital believes that it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against Liberty Ridge Capital, PBHG Funds or any named defendant. In the event PBHG Funds incurs any losses, costs or expenses in connection with such lawsuits, PBHG Funds' Board of Trustees may pursue claims on behalf of the affected portfolios against any party that may have liability to PBHG Funds in respect thereof. While it is currently too early to predict the result of the Litigation, Liberty Ridge Capital does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment adviser to the PBHG Funds or the Trust. However, Liberty Ridge Capital is currently unable to gauge the level of shareholder redemptions that may result from the news of these pending lawsuits. Redemptions may require the Funds to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the Funds.

In addition, if Liberty Ridge Capital is unsuccessful in its defense of the WVAG Litigation, it could be barred from serving as an investment adviser for any investment company registered under the 1940 Act. Such results could affect the ability of Liberty Ridge Capital or any company that is an affiliated person of Liberty Ridge Capital, including the Adviser, from serving as an investment adviser to any registered investment company, including the Fund. The Fund has been informed by Liberty Ridge Capital that, if these results occur, Liberty Ridge Capital will seek exemptive relief from the SEC to permit Liberty Ridge Capital and its affiliates to continue to serve as adviser and sub-advisers to the PBHG Funds and the Funds. There is no assurance that such exemptive relief will be granted.

THE DISTRIBUTOR

Old Mutual Investment Partners (the "Distributor"), a wholly owned subsidiary of OMUSH, and the Trust are parties to a distribution agreement (the "Distribution Agreement"), pursuant to which the Distributor serves as principal underwriter for the Trust's shares. The Distributor receives no compensation for serving in such capacity, except as provided in separate Distribution Plans and Service Plans. The principal business address of the Distributor is 4643 South Ulster Street, Suite 600, Denver, Colorado 80237.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not "interested persons" (as defined in the 1940 Act) and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

The Trust has adopted a Distribution Plan for each of Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act to enable the Class A and Class C shares of the Fund to directly and indirectly bear certain expenses relating to the distribution of such shares. The Trust has also adopted a Service Plan to enable the Class A and Class C shares of the Fund to directly and indirectly bear certain expenses relating to the shareholder servicing and/or personal account maintenance of the holders of such shares. Each of the Distribution Plans and Service Plan are compensation plans, which means that they compensate the Distributor or third-party broker-dealer or financial intermediary regardless of the expenses actually incurred by such persons.

Pursuant to the Distribution Plans for Class A and Class C shares, the Trust will pay to the Distributor a monthly fee at an annual aggregate rate not to exceed (i) 0.25% of the average net asset value of the Class A shares of the Fund and (ii) 0.75% of the average net asset value of the Class C shares of the Fund, as determined at the close of each business day during the month, which is to compensate the Distributor for services provided and expenses incurred by it in connection with the offering and sale of Class A or Class C shares, which may include, without limitation, the payment by the Distributor to investment dealers of commissions on the sale of Class A or Class C shares, as set forth in the then current Prospectus or this Statement of Additional Information with respect to Class A and Class C shares and interest and other financing costs. The amount of such payments shall be determined by the Trust's disinterested Trustees from time to time. Currently, Class A shares are not authorized to pay distribution fees and Class C shares are authorized to pay the maximum amount of distribution fees.

Pursuant to the Service Plan for Class A and Class C shares, the Trust will pay to the Distributor or other third-party financial intermediaries a fee at an annual aggregate rate not to exceed 0.25% of the average net asset value of Class A and Class C shares, which is for maintaining or improving services provided to shareholders by the Distributor and investment dealers, financial institutions, and 401(k) plan service providers. The amount of such payments shall be determined by the Trust's disinterested Trustees from time to time. Currently, both Class A and Class C shares are authorized to pay the maximum amount of service fees.

The Distributor will prepare and deliver written reports to the Board of Trustees of the Trust on a regular basis (at least quarterly) setting forth the payments made pursuant to the Distribution Plans and the Service Plan, and the purposes for which such expenditures were made, as well as any supplemental reports as the Board of Trustees may from time to time reasonably request.

Except to the extent that the Administrator, sub-administrator, Adviser, or Sub-Adviser may benefit through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an "interested person" (as defined in the 1940 Act) of the Trust had a direct or indirect financial interest in the operation of the Distribution or Service Plans or any related agreement.

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

Because the Fund is new, no compensation was paid to the Distributor for distribution services regarding any Class of shares for the fiscal year ended July 31, 2004, as no Fund shares were sold during that period.

From time to time, the Distributor or a company under common control with the Distributor may make payments to intermediaries, such as broker-dealers, who support the sale of Fund shares through administrative or recordkeeping support services or marketing support.

As of the effective date of this Statement of Additional Information, the Distributor or a company under common control with the Distributor have not paid any fees to intermediaries in connection with administrative, recordkeeping support, and/or marketing services provided to the Trust's shares.

As of the effective date of this Statement of Additional Information, the Trust made no payments to intermediaries in connection with recordkeeping and support (i.e., sub-transfer agency and other administrative services provided to the Trust's shares).

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The Trust and Old Mutual Fund Services entered into the Administrative Services Agreement (the "Administrative Agreement"), pursuant to which the Administrator oversees the administration of the Trust's and the Fund's business and affairs, including regulatory reporting and all necessary office space, equipment, personnel and facilities, as well as services performed by various third parties. The Administrator, a wholly owned subsidiary of the Adviser, was organized as a Pennsylvania business trust and has its principal place of business at 4643 South Ulster Street, Suite 600, Denver, Colorado 80237. Under the Administrative Agreement, the Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly at an annual rate of 0.123% of the average daily net assets of each series portfolio of the Trust, including the Fund. The Administrative Agreement provides that the Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement will continue in effect unless terminated by either party upon not less than 90 days' prior written notice to the other party.

The Administrator and SEI Investments Global Funds Services (the "Sub-Administrator") entered into a Sub-Administrative Services Agreement (the "Sub-Administrative Agreement"), pursuant to which the Sub-Administrator assists the Administrator in connection with the administration of the business and affairs of the Trust. SEI Investments Management Corporation ("SEI Investments"), which is a wholly owned subsidiary of SEI Investments Company, owns all beneficial interest in the Sub-Administrator. The Sub-Administrator was organized as a Delaware business trust and has its principal business offices at One Freedom Valley Road, Oaks, Pennsylvania 19456. Under the Sub-Administrative Agreement, the Administrator pays the Sub-Administrator fees at an annual rate calculated as follows: the greater sum (higher value) which results from making the following calculations (i) a fee based on the average daily net assets of

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the Trust and the PBHG Funds and the PBHG Insurance Series Fund of: (A) 0.0165%
of the first $10 billion, plus (B) 0.0125% of the next $10 billion, plus (iii) 0.010% of the excess over $20 billion and (ii) a fee based on the aggregate number of series portfolio of the Trust, PBHG Funds and PBHG Insurance Series Fund calculated at the sum of between $50,000 and $60,000 per fund, depending on the total number of funds. The Sub-Administrative Agreement provides that the Sub-Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Sub-Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Administrator in the performance of its duties. The Agreement will continue in effect until August 31, 2005, subject to certain termination provisions. After this initial term, the Agreement will renew each year unless terminated by either party upon not less than 90 days' prior written notice to the other party.

For the fiscal year and period ended July 31, 2004, the Trust paid no administration fees.

OTHER SERVICE PROVIDERS

THE TRANSFER AGENT AND SHAREHOLDER SERVICING AGENTS

DST Systems, Inc., (the "Transfer Agent") P.O. Box 219398, Kansas City, Missouri 64141-6534, serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement with the Trust. The Administrator serves as shareholder servicing agent for the Trust under a shareholder servicing agreement with the Trust. The Administrator also performs development and maintenance services on the web site that references the Trust and the Fund. Old Mutual Shareholder Services, Inc. ("OM SSI"), an affiliate of the Adviser, serves as sub-shareholder servicing agent for the Trust under a sub-shareholder servicing agreement between OM SSI and the Administrator. The principal place of business of OM SSI is 4643 South Ulster Street, Suite 600, Denver, Colorado 80237. From time to time, the Trust may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Trust to persons who beneficially own interests in the Trust, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, answering inquiries relating to the Trust, delivering, on behalf of the Trust, proxy statements, annual reports, updated Prospectuses, other communications regarding the Trust, and related services as the Trust or the beneficial owners may reasonably request. In such cases, the Trust will not compensate such third parties at a rate that is greater than the rate the Trust is currently paying the Trust's transfer agent for providing these services to shareholders investing directly in the Trust.

From time to time, the Trust may pay amounts to third parties that provide sub-transfer agency and other administrative services ("Third-Party Services") relating to the Trust to persons who beneficially own interests in the Trust, such as participants in 401(k) plans or fund supermarket arrangements. These Third-Party Services may include, among other things, sub-accounting services, answering inquiries relating to the Trust, delivering, on behalf of the Trust, proxy statements, annual reports, updated Prospectuses, other communications regarding the Trust, and related services as the Trust or the beneficial owners may reasonably request. From time to time, the Trust may also pay networking fees to broker-dealers who help offset account maintenance and statement and transaction processing costs by utilizing the Networking function of the National Securities Clearing Corporation (NSCC). See the section entitled "The

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

Distributor" for the amounts of payments by the Trust to specific intermediaries for sub-transfer agency and other administrative services.

CUSTODIAN

Wachovia Bank, N.A. (the "Custodian"), 123 S. Broad Street, Philadelphia, Pennsylvania 19109, serves as the custodian for the Trust. The Custodian holds cash, securities, and other assets of the Trust as required by the 1940 Act.

COUNSEL AND INDEPENDENT ACCOUNTANTS

Kramer Levin Naftalis & Frankel LLP serves as counsel to the Trust. PricewaterhouseCoopers, LLP serves as the independent accountants of the Trust.

FUND TRANSACTIONS

The Adviser and Sub-Adviser are authorized to select brokers and dealers to effect securities transactions for the Fund. The Adviser and Sub-Adviser will seek to obtain the most favorable net results by taking into account various factors, including price, commission (if any), size of the transactions and difficulty of executions, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser and Sub-Adviser generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Adviser and Sub-Adviser seek to select brokers or dealers that offer the Fund best price and execution. Only after a broker or dealer is deemed to be qualified and able to deliver best price and execution on a particular transaction, the Adviser and Sub-Adviser may then consider selecting a broker or dealer for one of the following reasons: (i) receipt of research or brokerage execution products and services and (ii) receipt of other services which are of benefit to the Fund. In the case of securities traded in the over-the-counter market, the Adviser and the Sub-Adviser expect normally to seek to select primary market makers.

The Adviser and Sub-Adviser may, consistent with the interests of the Fund, select brokers on the basis of the research services they provide to the Adviser or Sub-Adviser. These research services may include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities, or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses.

Information so received by the Adviser or Sub-Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser or Sub-Adviser under the Agreements. If, in the judgment of the Adviser or Sub-Adviser, the Fund or other accounts managed by the Adviser or Sub-Adviser will be benefited by supplemental research services, the Adviser and Sub-Adviser are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of the Adviser or Sub-Adviser will not necessarily be reduced as a result of the receipt of such information, and such services may not be used exclusively, or at all, with respect to the Fund or account generating the brokerage, and there can be no guarantee that the

Adviser or Sub-Adviser will find all of such services of value in advising the Fund.

The Adviser and Sub-Adviser are permitted to allocate portfolio transactions, which generate commissions or commission equivalents from certain accounts to brokers or dealers who provide services directly to or for the managed account. In some instances, these services provided by the broker or dealer may help offset expenses that the account would otherwise pay directly.

The Fund may request that the Adviser or Sub-Adviser direct the Fund's brokerage to offset certain expenses of the Fund. The Adviser or Sub-Adviser will attempt to fulfill directed brokerage subject to achieving best execution. Although the Adviser or Sub-Adviser attempts to satisfy the Fund's direction requests, there can be no guarantee that it will be able to do so. In certain circumstances, the directed broker may not offer the lowest commission rate. This may cause the Fund to pay a higher rate of commission than might otherwise have been available had the Adviser or Sub-Adviser been able to choose the broker or dealer to be utilized.

By directing a portion of the Fund's generated brokerage commissions, the Adviser and Sub-Adviser may not be in a position to negotiate brokerage commissions on the Fund's behalf with respect to transactions effected by the directed broker or dealer, to freely negotiate commission rates or spreads on the basis of the best price and execution, or to commingle or "bunch" orders for purposes of execution with orders for the same securities for other accounts managed by the Adviser or Sub-Adviser. In cases where the Fund has instructed the Adviser or Sub-Adviser to direct brokerage to a particular broker or dealer, orders for the Fund may be placed after brokerage orders for accounts that do not impose such restrictions.

The Fund may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the Distributor and the Fund expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Adviser or Sub-Adviser may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's or the Trust's expenses. In addition, the Adviser or Sub-Adviser may place orders for the purchase or sale of Fund securities with qualified broker-dealers that refer prospective shareholders to the Funds. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Consistent with the Conduct Rules of NASD, Inc. ("NASD"), Rule 12b-1(h) under the 1940 Act and subject to seeking best execution and in accordance with policies and procedures adopted by the Board of Trustees, the Adviser, or Sub-Adviser may select broker-dealers to execute Fund portfolio transactions that promote or sell the Fund's shares. Those policies and procedures are reasonably designed to prevent the Adviser's or Sub-Adviser's personnel from taking into account such promotion or sale of Fund shares and shares of any other mutual fund it advises in selecting broker-dealers to execute the Fund's portfolio transactions. Neither the Trust, the Adviser, or Sub-Adviser nor the Distributor may enter into any agreement or other understanding under which the Trust directs, or is expected to direct, portfolio securities transactions to a broker or dealer in consideration for such promotion or sale of such shares.

The Trust's Board of Trustees, the Adviser, the Sub-Adviser, and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act governing personal trading by persons who manage, or who have access to, trading activity by the Fund. The Codes of Ethics allow trades to be made in securities that may be held by the Fund. However, they prohibit a person from taking advantage of trades of shares of the Fund or from acting on inside information. In addition, the Trust's Board of Trustees reviews and approves the Codes of Ethics of the Adviser, the Sub-Adviser, and Distributor and any material amendments thereto. The Board also reviews annual reports on issues raised under the Adviser's, Sub-Adviser's, and Distributor's Codes of Ethics during the previous year.

PROXY VOTING. The Trust's Board of Trustees has adopted Proxy Voting Guidelines (the "Guidelines") to determine how to vote proxies relating to portfolio securities. The Guidelines are attached to this Statement of Additional Information as Exhibit B. In general, the Guidelines seek to vote proxies in a manner that maximizes the value of the Fund's investments. The Guidelines generally assign proxy voting responsibilities for the Fund to the Adviser or Sub-Adviser. Also included in Exhibit B to this Statement of Additional Information are the proxy voting policies for the Adviser and the Sub-Adviser.

DESCRIPTION OF SHARES

The Trust may issue an unlimited number of shares for the Fund and may create additional portfolios and additional classes of the Trust. Each share of the Fund represents an equal proportionate interest in the Fund with each other share. Shares of the Fund are entitled upon liquidation to a pro rata share in the net assets of the Fund available for distribution to shareholders. Shareholders have no preemptive rights. All consideration received by the Trust for shares of the Fund and all assets in which such consideration is invested would belong to the Fund and would be subject to the liabilities related thereto.

VOTING RIGHTS

Each share held entitles a shareholder to one vote for each share held by the shareholder. Shareholders of the Fund will vote separately on matters relating solely to it, such as approval of advisory agreements and changes in fundamental policies, and matters affecting some but not all Funds will be voted on only by shareholders of the affected Funds. Shareholders of all Funds of the Trust will vote together in matters affecting the Trust generally, such as the election of Trustees or selection of accountants. Shareholders of any particular class of the Trust will vote separately on matters relating solely to such class and not on matters relating solely to any other class or classes of the Trust. The Trust is not required to hold annual meetings of shareholders, but shareholder approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. The Trust Agreement provides that the Trustees of the Trust will hold office during the existence of the Trust, except as follows: (a) any Trustee may resign or retire; (b) any Trustee may be removed by a vote of at least two-thirds of the outstanding shares of the Trust at a meeting, or at any time by written instrument signed by at least two-thirds of the Trustees and specifying when such removal becomes effective; (c) any Trustee who has become incapacitated and is unable to serve may be removed by a written instrument signed by a majority of the Trustees; or
(d) any Trustee who has died will be terminated upon the date of his death.

Under Delaware law, shareholders of a Delaware statutory trust will be entitled to the same limitations of liability extended to shareholders of private for-profit corporations; however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Agreement and Declaration of Trust and the By-Laws (the "Governing Instruments") provide for indemnification out of the property of the Fund for all losses and expenses of any shareholder of the Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations and the complaining party was held not to be bound by the liability disclaimer.

The Governing Instruments provide indemnification for current and former trustees, officers, employees and agents of the Trust to the fullest extent permitted by Delaware law and other applicable law. Trustees of the Trust may be personally liable to the Trust and its shareholders by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties or by reason of reckless disregard of their duties as trustees.

PURCHASES, REDEMPTIONS, AND PRICING OF SHARES

Purchases and redemptions may be made on any day on which the New York Stock Exchange is open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Shares of the Fund are offered on a continuous basis.

PURCHASES

You may purchase Class A and Class C shares of the Fund through certain brokers, dealers or other financial institutions that are authorized to sell you shares of the Fund. Such financial institutions may charge you a fee for this service in addition to the Fund's public offering price. Shares of the Fund are offered only to residents of states in which such shares are eligible for purchase.

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You may purchase Institutional Class shares of the Fund directly through the
Transfer Agent. You may also purchase such shares through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Fund. Such financial institutions may charge you a fee for this service in addition to the Fund's NAV. Shares of the Fund are offered only to residents of states in which such shares are eligible for purchase.

The Trust, the Distributor, and the Transfer Agent will not be responsible for any loss, liability, cost, or expenses for acting upon wire instructions, or telephone instructions that it reasonably believes to be genuine. The Trust, the Distributor, and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine.

The Fund reserves the right to reject any purchase order or to suspend or modify the continuous offering of its shares. For example, the investment opportunities for small or medium capitalization companies may from time to time be more limited than those in other sectors of the stock market. Therefore, in order to retain adequate investment flexibility, the Adviser may from time to time recommend to the Board of Trustees of the Trust that the Fund indefinitely discontinue the sale of its shares to new investors (other than Trustees, officers and employees of the Adviser, the Sub-Adviser and their affiliated companies). In such event, the Board of Trustees would determine whether such discontinuance is in the best interests of the Fund and its shareholders.

INITIAL SALES CHARGES - CLASS A SHARES

The initial sales charge is used to compensate the Distributor and selected dealers for their expenses incurred in connection with the distribution of the Fund's shares. Class A shares of the Fund are currently sold with an initial sales charge ranging from 5.75% to 2.00% of the offering price on purchases of up to $1 million.

                                                            Investor's Initial Sales Charge
                                     ------------------------------------------------------------------------------
                                          As a Percentage           As a Percentage        Dealer Commission as a
         Amount of Investment in          of the Public               of the Net            Percentage of the
          Single Transaction              Offering Price            Amount Invested            Offering Price
          ------------------              --------------            ---------------            --------------
    Less than $100,000                         5.75%                     6.10%                      5.00%
    $100,000 but less than $250,000            4.50%                     4.71%                      3.75%
    $250,000 but less than $500,000            3.25%                     3.36%                      2.75%
    $500,000 but less than $1,000,000          2.00%                     2.04%                      1.75%
    $1,000,000 and over                        0%                        0%                         0%

LARGE PURCHASES OF CLASS A SHARES

Investors who purchase $1 million or more of Class A shares of the Funds do not pay an initial sales charge. However, such purchases may be subject to a 1%

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contingent deferred sales charge ("CDSC") if the investor redeems those shares within one year after purchase, as described in the Fund's Prospectus.

CLASS A PURCHASES ELIGIBLE FOR REDUCTIONS OF INITIAL SALES CHARGES

The Prospectus describes certain programs offered by the Fund to reduce initial sales charges for certain eligible investors. The following information supplements the descriptions in the Prospectus and further explains the conditions that investors must satisfy to qualify for a reduced initial sales charge under these programs. For purposes of determining the availability of reduced initial sales charges through letters of intent, rights of accumulation, and concurrent purchases, the Distributor, in its discretion, may aggregate certain related accounts.

LETTERS OF INTENT

You may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling the terms of a Letter of Intent ("LOI"). The LOI confirms your intention as to the total investment to be made in Class A shares of the Fund within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and are bound by the provisions described below.

Each purchase of Class A shares of the Fund normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Choosing a Share Class" in the Fund's Prospectus. It is your responsibility at the time of purchase to specify the account number(s) that should be considered in determining the appropriate sales charge. The offering price may be reduced further as described under "Rights of Accumulation" (below) if you advise the Trust of all other accounts at the time of your investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, you may revise your intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) you will pledge and the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment

                                       61

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specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, you will pay the transfer agent the difference between the sales charge on the specified amount and the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably constitute and appoint the transfer agent as your agent to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

If at any time before completing the LOI program you wish to cancel the agreement, you must give written notice to the Distributor. If at any time before completing the LOI program you request the Transfer Agent to liquidate or transfer beneficial ownership of your total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the transfer agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

RIGHTS OF ACCUMULATION

You may qualify for reduced initial sales charges based upon your existing investment in shares of any Class A shares of the Funds. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which you invest upon such proposed purchase, but also the value of all Class A shares of the Funds that you own, calculated at their then current public offering price. If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money that you are then investing and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if you already own qualifying shares of the Funds with a value of $80,000 and wish to invest an additional $40,000 in one of the Funds with a maximum initial sales charge of 5.75%, the reduced initial sales charge of 4.50% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, you or your dealer must furnish the Trust with a list of the account numbers and the names in which your accounts are registered at the time the purchase is made.

CONCURRENT PURCHASES

You may combine purchases of all classes of shares of two or more Funds to qualify for a reduced initial sales charge according to the initial sales charge schedule set forth in the Prospectus.

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption, you may reinvest all or part of the redemption proceeds in Class A or Class C shares in one of the Funds at the net asset value next computed after receipt by the Distributor of the proceeds to be reinvested. You must ask for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment may alter any capital gains payable. If there has been a loss on the redemption and shares of the same Fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. The Fund may amend, suspend or cease offering this privilege at any time as to shares redeemed after the date of such amendment,

                                       62

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suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to the Fund.

If you are assessed a CDSC charge in connection with the redemption of shares and you subsequently reinvest a portion or all of the value of the redeemed shares in shares in any one of the same Funds within 90 days after such redemption, such reinvested proceeds will not be subject to either an initial sales charge at the time of reinvestment or an additional CDSC upon subsequent redemption. In order to exercise this reinvestment privilege, you must notify the Trust of your intent to do so at the time of reinvestment.

PAYMENTS TO DEALERS

The Distributor may make the following payments to selected dealers of record of purchases of Class A shares totaling over $1 million: 1.00% on amounts to $5 million, 0.50% on amounts over $5 million to $10 million, and 0.25% on amounts over $10 million.

The Distributor may elect to re-allow the entire initial sales charge on Class A shares to dealers for all sales with respect to which orders are placed with the Distributor during a particular period. The SEC takes the position that dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.

The Distributor may pay asset based sales commissions to dealers and institutions who sell Class C shares of the Fund at the time of such sale. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission equal to 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. These payments are recouped by the Distributor through the Class C Distribution Plan and Service Plan. See "The Distributor."



PURCHASES OF CLASS C SHARES

Class C shares of the Fund are sold at net asset value without an initial sales charge, but are subject to a contingent deferred sales charge of 1.00% if redeemed within twelve months.

The Fund reserves the right to reject any purchase order or to suspend or modify the continuous offering of its shares.

MINIMUM INVESTMENT

The minimum initial investment in Class A and Class C shares of the Fund is $2,500 for regular accounts and $2,000 for traditional or Roth IRAs. However, investors who establish a Systematic Investment Plan, as described below, with a minimum investment of $25 per month may at the same time open a regular account or traditional or Roth IRA with the Fund with a minimum initial investment of

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$500. There is no minimum for subsequent investments. The Distributor may waive the minimum initial investment amount at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment. As described below, subsequent purchases through the Trust's Systematic Investment Plan must be at least $25. Minimum initial investment means the net amount you invest in the Fund after the deduction of any applicable initial sales charge.

For institutional Class shares of the Fund, the minimum investment will be as follows:

MINIMUM INVESTMENTS                                                     INITIAL                  ADDITIONAL
-------------------                                                    ----------                ----------
Defined Benefit Plans or Platform Sponsors for Defined                 no minimum                no minimum
Contribution Plans
Banks acting in a fiduciary or similar capacity, Collective            $1 million                no minimum
and Common Trust Funds, Banks and Broker-Dealers acting for
their own account, or Foundations and Endowments
Defined Contribution Plans                                            $10 million                no minimum
(Corporate, Non-profit, or Governmental)

GENERAL INFORMATION REGARDING PURCHASES

A purchase order for Class A and Class C shares will be effective as of the day received from your broker, dealer, or financial advisor by the Transfer Agent if the Transfer Agent receives sufficient information to execute the order before 4:00 p.m. Eastern Time. Payment may be made by check or readily available funds. The price per share you will pay to invest in the Fund is its public offering price next calculated after the transfer agent or other authorized representative accepts your order. Purchases will be made in full and fractional shares of the Fund calculated to three decimal places. The Trust will not issue certificates representing shares of the Fund.

In order for your Class A or Class C shares purchase order to be effective on the day you place your order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 4:00 p.m. Eastern Time and (ii) promptly transmit the order to the transfer agent. See "Determination of Net Asset Value" below. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders to the transfer agent so that you may receive the same day's net asset value.

You may purchase Institutional Class shares of the Fund directly through the Fund's transfer agent. The price per share you will pay to invest in the Fund is its NAV next calculated after the transfer agent or other authorized representative accepts your order. The Fund's NAV is calculated at the close of trading on the New York Stock Exchange, normally 4:00 p.m. Eastern Time, each day the exchange is open for business. The Fund's assets are generally valued at their market price. However, if a market price is unavailable or if the assets have been affected by events occurring after the close of trading, the Board of Trustees may use another method that it believes reflects fair value. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market, the Fund attempts to establish a price that it might reasonably expect to receive upon its current sale of that security. These methods are designed to help ensure that the prices at which

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Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interest or other harm to shareholders.

You may also purchase Institutional Class shares of the Fund through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Fund. Such financial institutions may charge you a fee for this service in addition to the Fund's NAV.

If a check received for the purchase of shares does not clear, the purchase will be canceled, and you could be liable for any losses or fees incurred by the Trust. The Trust reserves the right to reject a purchase order when the Trust determines that it is not in the best interests of the Fund or its shareholders to accept such an order.

REDEMPTIONS

You may sell (redeem) Class A and Class C shares in your account by contacting your investment broker-dealer or financial institution. Your broker-dealer or financial institution may charge you a fee for this service. The redemption price of Class A shares and Class C shares subject to a CDSC will be reduced by any applicable contingent deferred sales charge. The CDSC may be deducted from your redemption proceeds or from your account balance. If no preference is stated at the time of redemption, the CDSC will be deducted from the redemption proceeds.

Redemption orders received by the transfer agent prior to 4:00 p.m. Eastern Time on any business day will be effective that day. The redemption price of shares is the NAV of the Fund next determined after the redemption order is effective less any applicable deferred sales charge. Payment of redemption proceeds will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) or by ACH will be forwarded only upon collection of payment for such shares; collection of payment may take up to 15 days from the date of purchase.

You may sell (redeem) Institutional Class shares at NAV any day the New York Stock Exchange is open for business. Sale orders received by the Fund's transfer agent or other authorized representatives by 4:00 p.m. Eastern Time will be priced at the Fund's next calculated NAV. The Fund generally sends payment for your shares the business day after your order is accepted. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days. Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected, which may take up to 15 days from the date of purchase. Generally, we will not charge any fees to redeem your shares. Your broker-dealer or other financial institution may charge you a service fee for handling redemption transactions.

In order for your redemption order to be effective on the day you place your redemption order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 4:00 p.m. Eastern Time and (ii) promptly transmit the order to the transfer agent. See "Determination of Net Asset Value" below. The financial institution is

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

responsible for promptly transmitting redemption orders to the transfer agent so that your shares are redeemed at the same day's NAV.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. The Trust has made an election pursuant to Rule 18f-1 under the 1940 Act by which it has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000 or (ii) 1.00% of the net asset value of the Fund at the beginning of such 90-day period. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions and will be exposed to market risk until the securities are converted to cash. In addition, in-kind distributions may include illiquid securities which shareholders may be unable to dispose of at the time or price desired.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator, Sub-Administrator, the Transfer Agent, and/or the Custodian are not open for business.

You may receive redemption payments in the form of a check or by Federal Reserve wire or ACH transfer.

CDSCS APPLICABLE TO REDEMPTIONS OF CLASS A SHARES

A CDSC applies to purchases of $1 million or more of Class A shares of the Fund that are redeemed within 12 months of the date of purchase. This charge will be based on the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares and will be charged at 1.00% of all purchases of $1 million or more. In determining whether a CDSC is payable, and the amount of any such CDSC, shares not subject to the CDSC are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such CDSC will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 12 months of the date the shares were originally purchased.

CDSC EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES

The CDSC will be waived on redemptions of shares purchased by an investor in amounts of $1 million or more under the following circumstances:

    o where such investor's dealer of record, due to the nature of the investor's account, notifies the Distributor prior to the time of investment that the dealer waives the payments otherwise payable to the dealer;

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

    o on purchases made in connection with the reinvestment of dividends and distributions from the Fund;

    o on exchanges of shares of certain other Funds (see "Purchases, Redemptions, and Pricing of Shares - Exchange Privileges");

    o on purchases subject to the reinstatement privilege (see "Purchases, Redemptions, and Pricing of Shares - Purchasers Qualifying for Reductions in Class A Initial Sales Charges"); or

    o on purchases made in connection with a merger, consolidation or acquisition of assets of the Fund.

CDSC APPLICABLE TO REDEMPTIONS OF CLASS C SHARES

Class C shares may be redeemed on any business day at the NAV next determined following receipt of the redemption order, less a 1.00% (subject to change) CDSC. No CDSC will be imposed (i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares.

In determining whether a CDSC is applicable, it will be assumed that a redemption is made: first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and distributions; third, of shares held for more than one year from the date such shares were purchased; and fourth, of shares held less than one year from the date such shares were purchased. The applicable CDSC will be applied against the lesser of the value of the shares redeemed or the total original cost of the redeemed shares.

CDSC EXCEPTIONS FOR PURCHASES OF CLASS C SHARES

The CDSC on Class C shares may be waived:

    o on total or partial redemptions where the investor's dealer of record notified the Distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him;

    o upon the death or post-purchase disability of the shareholder or plan participant;

    o on required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2;

    o on redemptions through a systematic withdrawal plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 10.00% of the value of the shareholder's investment in Class C shares at the time the shareholder elects to participate in the systematic withdrawal plan; or

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

    o on the liquidation of a shareholders account by the Trust for failure to maintain the required minimum account balance.

REDEMPTION FEES

See the Prospectus for details of any redemption fee.

REDEMPTION BY WIRE

The transfer agent will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot receive proceeds from redemptions of shares of the Fund by Federal Reserve wire on federal holidays restricting wire transfers.

SHAREHOLDER INQUIRIES AND SERVICES OFFERED

If you have any questions about the Fund or the shareholder services described herein, contact your broker-dealer or financial advisor. The Trust reserves the right to amend the shareholder services described below or to change the terms or conditions relating to such services upon 60 days' notice to shareholders. You may, however, discontinue any service you select, provided that with respect to the Systematic Investment and Systematic Withdrawal Plans described below, the Transfer Agent receives your notification to discontinue such service(s) at least 10 days before the next scheduled investment or withdrawal date.

SYSTEMATIC INVESTMENT AND SYSTEMATIC WITHDRAWAL PLANS

For your convenience, the Trust provides plans that enable you to add to your investment or withdraw from your account(s) with a minimum of paperwork. You can utilize these plans by simply completing the appropriate section of the Account Application.

(1) SYSTEMATIC INVESTMENT PLAN. The Systematic Investment Plan is a convenient way for you to purchase shares in the Fund at regular monthly or quarterly intervals selected by you. The Systematic Investment Plan enables you to achieve dollar-cost averaging with respect to investments in the Fund despite its fluctuating NAV through regular purchases of a fixed dollar amount of shares in the Fund. Dollar-cost averaging brings discipline to your investing. Dollar-cost averaging results in more shares being purchased when the Fund's NAV is relatively low and fewer shares being purchased when the Fund's NAV is relatively high, thereby helping to decrease the average price of your shares. Investors who establish a Systematic Investment Plan may open an account with a minimum balance of $500. Through the Systematic Investment Plan, shares are purchased by transferring monies (minimum of $25 per transaction) from your designated checking or savings account. Your systematic investment in the Fund designated by you will be processed on a regular basis at your option beginning on or about either the first or fifteenth day of the month or quarter you select. This Systematic Investment Plan must be established on your account at least 15 days prior to the intended date of your first systematic investment.

(2) SYSTEMATIC WITHDRAWAL PLAN. The systematic withdrawal plan provides a convenient way for you to receive current income while maintaining your

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investments in the Fund. The systematic withdrawal plan permits you to have payments of $50 or more automatically transferred from your account(s) in the Fund to your designated checking or savings account on a monthly, quarterly, or semi-annual basis. The systematic withdrawal plan also provides the option of having a check mailed to the address of record for your account(s). In order to start a plan, you must have a minimum balance of $5,000 in any account using this feature. Your systematic withdrawals will be processed on a regular basis beginning on or about either the first or fifteenth day of the month, quarter, or semi-annual period you select.

EXCHANGE PRIVILEGES

Once payment for your shares has been received (i.e., an account has been established) and your payment has been converted to federal funds, you may exchange some or all of your shares for shares of the same Class of the other Funds currently available to the public. See the "Trading Guidelines" section of the Prospectus for limitations on exchanges.

Generally, you may exchange your shares for shares of the same class of other Funds at NAV. Class A shares of the Fund may be exchanged for Class A shares of any of the other Funds at relative net asset value without payment of sales charges. See "Purchases and Redemptions of Shares - Initial Sales Charges - Class A Shares."

EXCHANGE OF SHARES SUBJECT TO A CDSC

If you exchange shares that are subject to a CDSC, the exchange transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

The Trust reserves the right to change the terms and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon 60 days' notice. Exchanges will be made only after proper instructions in writing or by telephone are received for an established account by the Transfer Agent. The exchange privilege may be exercised only in those states where the shares of the new Fund may legally be sold.

TAX-SHELTERED RETIREMENT PLANS

A variety of retirement plans, including IRAs, SEP-IRAs, 401(a) Keogh and corporate money purchase pension and profit sharing plans, and 401(k) and 403(b) plans are available to investors in the Fund.

(1) TRADITIONAL IRAS. You may save for your retirement and shelter your investment income from current taxes by either: (i) establishing a new traditional IRA; or (ii) "rolling-over" to the Trust monies from other IRAs or lump sum distributions from a qualified retirement plan. If you are between 18 and 70 1/2 years of age, you can use a traditional IRA to invest up to $2,000 per year of your earned income in any of the Funds. You may also invest up to $2,000 per year in a spousal IRA if your spouse has no earned income. There is a $10.00 annual maintenance fee charged to traditional IRA investors. If you maintain IRA accounts in more than one Fund, you will only be charged one fee. This fee can be prepaid or will be debited from your account if not received by the announced deadline. Please see the information below for changes to the annual contribution limit.

(2) ROTH IRAS. Roth IRAs are similar to traditional IRAs in many respects and provide a unique opportunity for qualifying individuals to accumulate investment earnings tax-free. Contributions to Roth IRAs are not tax-deductible (while contributions to traditional IRAs may be); however, if you meet the distribution requirements, you can withdraw your investments without paying any taxes on the earnings. In addition to establishing a new Roth IRA, you may be eligible to convert a traditional IRA into a Roth IRA. Maintenance fees charged for Roth IRAs are similar to those for traditional IRAs.

On June 7, 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 was signed into law and makes significant changes to the annual contribution limits. The current $2,000 annual contribution limit that applies to Traditional and Roth IRAs will increase gradually from $3,000 in 2002 to $5,000 in 2008. After 2008, the limit will be adjusted for inflation in $500 increments.

Traditional and Roth IRA Contribution Limits:

                Tax Years                   Max. Annual Contribution
                2001                        $2,000
                2002-2004                   $3,000
                2005-2007                   $4,000
                2008                        $5,000
                2009-2010                   Indexed to Inflation

The law will permit individuals age 50 and over to make catch-up contributions to IRAs as follows:

                Year                        Limit
                2002-2005                   $500
                2006-2010                   $1,000

The annual maximum IRA contribution must be made before annual catch-up contributions are made.

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

(3) SEP-IRAS. If you are a self-employed person, you can establish a Simplified Employee Pension Plan ("SEP-IRA"). A SEP-IRA is designed to provide persons with self-employed income (and their eligible employees) with many of the same tax advantages as a Keogh, but with fewer administrative requirements.

(4) 401(A) KEOGH AND CORPORATE RETIREMENT PLANS. Both a prototype money purchase pension plan and a profit sharing plan, which may be used alone or in combination, are available for self-employed individuals and their partners and corporations to provide tax-sheltered retirement benefits for individuals and employees.

(5) 401(K) PLANS. Through the establishment of a 401(k) plan by a corporation of any size, employees can invest a portion of their wages in the Funds on a tax-deferred basis in order to help them meet their retirement needs.

(6) 403(B) PLANS. Section 403(b) plans are custodial accounts which are available to employees of most non-profit organizations and public schools.

OTHER SPECIAL ACCOUNTS

The Trust also offers the following special accounts to meet your needs:

(1) COVERDELL EDUCATION SAVINGS ACCOUNTS ("ESAS") (FORMERLY EDUCATION IRAS). For taxable years beginning after December 31, 1997, Education IRAs were created exclusively for the purpose of paying qualified higher education expenses of designated beneficiaries. The contribution limit that applies to ESAs will increase to $2,000 starting in 2002, and in addition to college expenses, amounts may be used for elementary and secondary education expenses, including expenses incurred in the purchase of a computer system, educational software, and Internet access for a child. The phase-out range for married couples filing a joint return for making contributions to these plans has been raised to adjusted gross income between $190,000 and $220,000. Like traditional and Roth IRAs, ESAs provide an opportunity for your investment to grow tax-free until distributed. Contributions to an ESA are not tax deductible, however, but withdrawals can be made tax-free if used to pay eligible education expenses. Contributions to an ESA can be made on behalf of a child under age 18. There is a $7.00 annual maintenance fee charged to ESAs. The fee can be prepaid or will be deducted from your account if not received by the announced deadline.

(2) UNIFORM GIFT TO MINORS/UNIFORM TRANSFERS TO MINORS. By establishing a Uniform Gift to Minors Account/Uniform Transfers to Minors Account with the Trust you can build a fund for your children's education or a nest egg for their future and, at the same time, potentially reduce your own income taxes.

(3) CUSTODIAL AND FIDUCIARY ACCOUNTS. The Trust provides a convenient means of establishing custodial and fiduciary accounts for investors with fiduciary responsibilities.

For further information regarding any of the above retirement plans and accounts, please contact your broker, dealer, or financial advisor.

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

MINIMUM ACCOUNT SIZE

Due to the relatively high cost of maintaining smaller accounts, the Trust will impose an annual $12.00 minimum account charge and reserves the right to redeem shares in any non-retirement account if, as the result of redemptions, the value of any account drops below the minimum initial investment amount, specified above. See "Minimum Investment" and "Systematic Investment and Systematic Withdrawal Plans" for minimum investments. You will be allowed at least 60 days, after notice from the Trust, to make an additional investment to bring your account value up to at least the applicable minimum account size before the annual $12.00 minimum account fee is charged and/or the redemption of a non-retirement account is processed. The applicable minimum account charge will be imposed annually on any such account until the account is brought up to the applicable minimum account size.

DETERMINATION OF NET ASSET VALUE

The purchase and redemption price of the shares of a class of the Fund is based on the NAV attributable to such class. The Fund calculates the NAV for each of its share classes by subtracting the liabilities from the total assets attributable to a class and dividing the result by the total number of shares outstanding of that class. NAV is determined daily, normally as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on any business day. Once the Fund reaches a certain asset size, its NAV will be listed in the mutual fund section of most major daily newspapers, including The Wall Street Journal.

The securities of the Fund are valued by the Sub-Administrator. The Sub-Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

Fund securities listed on an exchange are valued at the last sales price. Fund securities quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Other securities are quoted at the last bid price. In the event a listed security is traded on more than one exchange, it is valued at the last sale price on the exchange on which it is principally traded. If there are no transactions in a security during the day, it is valued at the official closing price or if none, at the most recent bid price. However, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service that utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations are valued at amortized cost. Securities and other assets held by the Fund for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

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

TAXES

Information set forth in the Prospectus that relates to federal taxation is only a summary of certain key federal tax considerations generally affecting purchasers of shares of the Fund. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or the implications to shareholders and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning. Accordingly, potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances. Special tax considerations may apply to certain types of investors subject to special treatment under the Code (including, for example, insurance companies, banks and tax-exempt organizations). In addition, the tax discussion in the Prospectuses and this Statement of Additional Information is based on tax law in effect on the date of the Prospectuses and this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund will elect to be taxed as a regulated investment company under Subchapter M of the Code. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities), other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and net income derived from "qualified publicly traded partnerships" (the "Income Requirement"). Income derived from a partnership (other than a qualified publicly traded partnership) or a trust shall be treated as satisfying the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if realized by the regulated investment company in the same manner as realized by the partnership or trust. As a consequence of this rule and the one described above relating to certain qualified publicly traded partnerships, substantially all income derived from publicly traded partnerships will satisfy the Income Requirement.

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In general, gain or loss recognized by the Fund on the disposition of an asset will be a capital gain or loss. In addition, gain will be recognized as a result of certain constructive sales, including short sales "against the box." However, gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued while the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto, and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256 (unless the Fund elects otherwise), generally will be treated as ordinary income or loss to the extent attributable to changes in foreign currency exchange rates.

Further, the Code also treats as ordinary income a portion of the capital gain attributable to a transaction where substantially all of the expected return is attributable to the time value of the Fund's net investment in the transaction and: (i) the transaction consists of the acquisition of property by the Fund and a contemporaneous contract to sell substantially identical property in the future; (ii) the transaction is a straddle within the meaning of Section 1092 of the Code; (iii) the transaction is one that was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (iv) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of such gain that is treated as ordinary income generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the applicable federal rate, reduced by the sum of: (i) prior inclusions of ordinary income items from the conversion transaction; and (ii) the capitalized interest on acquisition indebtedness under Code Section 263(g), among other amounts. However, if the Fund has a built-in loss with respect to a position that becomes a part of a conversion transaction, the character of such loss will be preserved upon a subsequent disposition or termination of the position. No authority exists that indicates that the character of the income treated as ordinary under this rule will not pass through to the Fund's shareholders.

In general, for purposes of determining whether capital gain or loss recognized by the Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected (as applicable) if (i) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used; (ii) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto); or (iii) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, the Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

Any gain recognized by the Fund on the lapse of, or any gain or loss recognized by the Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss.

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Certain transactions that may be engaged in by the Fund (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 Contracts." Section 1256 Contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such Section 1256 Contracts have not terminated (by delivery, exercise, entering into a closing transaction, or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 Contracts is taken into account for the taxable year together with any other gain or loss that was recognized previously upon the termination of Section 1256 Contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 Contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such Section 1256 Contracts) generally is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The Fund, however, may elect not to have this special tax treatment apply to Section 1256 Contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 Contracts.

The Fund may enter into notional principal contracts, including interest rate swaps, caps, floors, and collars. Treasury Regulations provide, in general, that the net income or net deduction from a notional principal contract for a taxable year is included in or deducted from gross income for that taxable year. The net income or deduction from a notional principal contract for a taxable year equals the total of all of the periodic payments (generally, payments that are payable or receivable at fixed periodic intervals of one year or less during the entire term of the contract) that are recognized from that contract for the taxable year and all of the non-periodic payments (including premiums for caps, floors, and collars) that are recognized from that contract for the taxable year. No portion of a payment by a party to a notional principal contract is recognized prior to the first year to which any portion of a payment by the counterparty relates. A periodic payment is recognized ratably over the period to which it relates. In general, a non-periodic payment must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract.

The Fund may purchase securities of certain foreign investment funds or trusts that constitute passive foreign investment companies ("PFICs") for federal income tax purposes. If the Fund invests in a PFIC, it has three separate options. First, it may elect to treat the PFIC as a qualified electing fund (a "QEF"), in which event the Fund will each year have ordinary income equal to its pro rata share of the PFIC's ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC's net capital gain for the year, regardless of whether the Fund receives distributions of any such ordinary earnings or capital gains from the PFIC. Second, if it invests in marketable stock of a PFIC, the Fund may make a mark-to-market election with respect to such stock. Pursuant to such election, the Fund will include as ordinary income any excess of the fair market value of such stock at the close of any taxable year over the Fund's adjusted tax basis in the stock. If the adjusted tax basis of the PFIC stock exceeds the fair market value of the stock at the end of a given taxable year, such excess will be deductible as ordinary loss in an amount equal to the lesser of the amount of such excess or the net mark-to-market gains on the stock that the Fund included in income in previous years. Under Treasury Regulations, solely for purposes of Code Sections 1291 through 1298, the Fund's holding period with respect to its PFIC stock subject to the election will commence on the first day of the first taxable year beginning after the last taxable year for which the mark-to-market election applied. If the Fund makes

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the mark-to-market election in the first taxable year it holds PFIC stock, it will not incur the tax described below under the third option.

Finally, if the Fund does not elect to treat the PFIC as a QEF and does not make a mark-to-market election, then, in general, (i) any gain recognized by the Fund upon the sale or other disposition of its interest in the PFIC or any excess distribution received by the Fund from the PFIC will be allocated ratably over the Fund's holding period of its interest in the PFIC stock; (ii) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Fund's gross income for such year as ordinary income (and the distribution of such portion by the Fund to shareholders will be taxable as a dividend, but such portion will not be subject to tax at the Fund level); (iii) the Fund shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (a) the amount of gain or excess distribution allocated to such prior year multiplied by the highest corporate tax rate in effect for such prior year, plus (b) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received, at the rates and methods applicable to underpayments of tax for such period; and
(iv) the distribution by the Fund to its shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Fund thereon) will be taxable to the shareholders as a dividend.

Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss (including, to the extent provided in Treasury Regulations, losses recognized pursuant to the PFIC mark-to-market election) incurred after October 31 as if it had been incurred in the succeeding year.

In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (provided that, with respect to each issuer, the Fund has not invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund does not hold more than 10% of the outstanding voting securities of each such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), in two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses or in securities of one or more "qualified publicly traded partnerships". Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security, not the issuer of the option. For purposes of asset diversification testing, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government, such as the Federal Agricultural Mortgage Corporation, the Federal Farm Credit System Financial Assistance Corporation, FHLB, FHLMC, FNMA, GNMA, and SLMA, are treated as U.S. government securities.

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

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders and such distributions will be taxable to the shareholders as dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions may be eligible for (i) the dividends-received deduction ("DRD"), in the case of corporate shareholders; or
(ii) treatment as "qualified dividend income," in the case of noncorporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary taxable income for the calendar year and 98% of its capital gain net income for the one-year period ended on October 31 of such calendar year (or, with respect to capital gain net income, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). (Tax-exempt interest on municipal obligations is not subject to the excise tax.) The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of calculating the excise tax, a regulated investment company: (i) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (ii) excludes foreign currency gains and losses and ordinary gains or losses arising as a result of a PFIC mark-to-market election (or upon the actual disposition of the PFIC stock subject to such election) incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, includes such gains and losses in determining the company's ordinary taxable income for the succeeding calendar year).

The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be treated as dividends for federal income tax purposes and may be taxable to noncorporate shareholders as long-term capital gains (a "qualified dividend"), provided that certain requirements, as discussed below, are met. Dividends received by corporate shareholders and dividends that do not constitute qualified dividends are taxable as ordinary income. The portion of dividends received from the Fund that are qualified dividends generally will be determined on a look-through basis. If the aggregate qualified dividends received by the Fund are less than 95% of the Fund's gross income (as specially computed), the portion of dividends received from the Fund that constitute qualified dividends will be designated by the Fund and cannot exceed the ratio that the qualified dividends received by

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the Fund bears to its gross income. If the aggregate qualified dividends received by the Fund equal at least 95% of its gross income, then all of the dividends received from the Fund will constitute qualified dividends.

No dividend will constitute a qualified dividend (i) if it has been paid with respect to any share of stock that the Fund has held for less than 61 days (91 days, in the case of certain preferred stock) during the 121-day period (181-day period, in the case of certain preferred stock) beginning on the date that is 60 days (90 days, in the case of certain preferred stock) before the date on which such share becomes ex-dividend with respect to such dividend, excluding for this purpose, under the rules of Code section 246(c), any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (ii) if the noncorporate shareholder fails to meet the holding period requirements set forth in (i) with respect to its shares in the Fund to which the dividend is attributable; or (iii) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in property substantially similar or related to stock with respect to which an otherwise qualified dividend is paid.

Dividends received by the Fund from a foreign corporation will be qualified dividends if (i) the stock with respect to which the dividend is paid is readily tradable on an established securities market in the U.S. (ii) the foreign corporation is incorporated in a possession of the U.S.; or (iii) the foreign corporation is eligible for the benefits of a comprehensive income tax treaty with the U.S. that includes an exchange of information program (and that the Treasury Department determines to be satisfactory for these purposes). The Treasury Department has issued guidance identifying which treaties are satisfactory for these purposes. Notwithstanding the above, dividends received from a foreign corporation that, for the taxable year of the corporation in which the dividend was paid or the preceding taxable year, is a PFIC.

Distributions attributable to dividends received by the Fund from domestic corporations will qualify for the 70% DRD for corporate shareholders only to the extent discussed below. Distributions attributable to interest received by a Fund will not and distributions attributable to dividends paid by a foreign corporation generally should not, qualify for the DRD. In general, dividends paid on the Fund's various share classes are calculated at the same time and in the same manner. In general, dividends may differ among classes as a result of differences in distribution expenses and other class specific expenses.

Ordinary income dividends paid by the Fund with respect to a taxable year may qualify for the 70% DRD generally available to corporations (other than corporations such as S corporations, which are not eligible for the deduction because of their special characteristics, and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of dividends received by the Fund from domestic corporations for the taxable year. No DRD will be allowed with respect to any dividend (i) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days, in the case of certain preferred stock) during the 90-day period (180-day period, in the case of certain preferred stock) beginning on the date that is 45 days (90 days, in the case of

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

certain preferred stock) before the date on which such share becomes ex-dividend with respect to such dividend, excluding for this purpose under the rules of Code Section 246(c) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option or of an in-the-money qualified call option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (ii) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (iii) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the DRD for a corporate shareholder may be disallowed or reduced (i) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund; or (ii) by application of Code Section 246(b), which in general limits the DRD to 70% of the shareholder's taxable income (determined without regard to the DRD and certain other items).

The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions only 50% of the capital gain recognized upon the Fund's disposition of domestic qualified "small business" stock will be subject to tax.

Conversely, if the Fund elects to retain its net capital gain, the Fund will be subject to tax thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known. If more than 50% of the value of the Fund's total assets at the close of its taxable year consist of the stock or securities of foreign corporations, the Fund may elect to pass through to the Fund's shareholders the amount of foreign taxes paid by the Fund. If the Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from the Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize

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

deductions. Each shareholder should consult his own tax adviser regarding the potential application of foreign tax credit rules.

Distributions by the Fund that do not constitute ordinary income dividends, qualified dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another series portfolio of the Trust). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the NAV at the time a shareholder purchases shares of the Fund reflects undistributed net investment income, recognized net capital gain, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and paid by a Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury backup withholding taxes at the applicable rate on ordinary income dividends, qualified dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (i) who has failed to provide a correct taxpayer identification number; (ii) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly; or (iii) who has failed to certify to the Fund that it is not subject to backup withholding or is an "exempt recipient" (such as a corporation).

SALE OR REDEMPTION OF SHARES

A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund (including pursuant to a systematic withdrawal plan or exchange of shares of the Fund for shares of one of the other Funds in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be

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dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c) (discussed above in connection with the DRD for corporations) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

If a shareholder (i) incurs a sales load in acquiring shares of the Fund; (ii) disposes of such shares less than 91 days after they are acquired; and (iii) subsequently acquires shares of the Fund or another series portfolio of the Trust at a reduced sales load pursuant to a right acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on such shares but shall be treated as incurred on the acquisition of the subsequently acquired shares.

FOREIGN SHAREHOLDERS

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, subject to the discussion below with respect to "interest-related dividends" and "short-term capital gain dividends," ordinary income dividends (including dividends that would otherwise be treated as qualified dividends to an applicable non-foreign shareholder) paid to such foreign shareholder will be subject to U.S. withholding tax at the applicable rate (or lower applicable treaty rate) upon the gross amount of the dividend.

U.S. withholding tax generally would not apply to amounts designated by the Fund as an "interest-related dividend" or a "short-term capital gain dividend" paid with respect to years of the Fund beginning in 2005, 2006, or 2007. The aggregate amount treated as an interest-related dividend for a year is limited to the Fund's qualified net interest income for the year, which is the excess of the sum of the Fund's qualified interest income (generally, its U.S.-source interest income) over the deductions properly allocable to such income. The aggregate amount treated as a "short-term capital gain dividend" is limited to the excess of the Fund's net short-term capital gain over its net long-term capital loss (determined without regard to any net capital loss or net short-term capital loss attributable to transactions occurring after October 31; any such loss is treated as arising on the first day of the next tax year).

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then any dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

In the case of a foreign noncorporate shareholder, the Fund may be required to withhold backup withholding taxes at the applicable rate on distributions that

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

are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION, LOCAL TAX CONSIDERATIONS

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein and any such changes or decisions may have a retroactive effect.

Rules of state and local taxation of ordinary income dividends, qualified dividends, exempt-interest dividends, and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

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EXHIBIT A

CREDIT RATINGS

Moody's Investors Service, Inc.

                          LONG-TERM OBLIGATION RATINGS

    A Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

    Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

    A Obligations rated A are considered upper-medium grade and are subject to low credit risk.

    Baa Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

    Ba Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

    B Obligations rated B are considered speculative and are subject to high credit risk.

    Caa Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

    Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

    C Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's applies numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                               SHORT-TERM RATINGS

Moody's short-term issue ratings are opinions of the ability of issuers to honor senior financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following three designations to indicate the relative repayment ability of rated issuers:

    Prime-1 Issuers rated Prime 1 (or supporting institutions) have a superior ability to repay short-term debt obligations.

    Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

    Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation.

Not Prime     Issuers rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated Prime-1 or Prime-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Standard & Poor's Ratings Services

                         LONG-TERM ISSUE CREDIT RATINGS

Issue credit ratings are based, in varying degrees, on the following considerations:

1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

2.  Nature of and provisions of the obligation;

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

    AAA An obligation rated `AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

    AA An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

    A An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

    BBB An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated `BB', `B', `CCC', `CC' and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

    BB An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

    B An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

    CCC An obligation rated `CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

    CC    An obligation rated `CC' is currently highly vulnerable to nonpayment.

    C A subordinated debt or preferred stock obligation rated `C' is currently highly vulnerable to nonpayment. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A `C' will also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

    D An obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from `AA' to `CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


    N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy

                         SHORT-TERM ISSUE CREDIT RATINGS

    A-1 A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

    A-2 A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

    A-3 A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

   B A short-term obligation rated 'B' is regarded as having significant speculative characteristics. Ratings of 'B-1', 'B-2', and 'B-3' may be assigned to indicate finer distinctions within the 'B' category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          B-1. A short-term obligation rated 'B-1' is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors. B-2. A short-term obligation rated 'B-2' is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors. B-3. A short-term obligation rated 'B-3' is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

    C A short-term obligation rated `C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

    D A short-term obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch Ratings

                     INTERNATIONAL LONG-TERM CREDIT RATINGS

INVESTMENT GRADE

    AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

    AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

    A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

    BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

    BB Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

    B Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

    CCC,CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

    DDD,DD,D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "D" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

               Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Notes:

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' category or to categories below 'CCC'.

'NR' indicates that Fitch Ratings does not publicly rate the issuer or issue in question.

                     INTERNATIONAL SHORT-TERM CREDIT RATINGS

    F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

    F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

    F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

    B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

    C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

    D          Default. Denotes actual or imminent payment default.

Notes:

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, to categories below `CCC', or to short-term ratings other than `F1'.

Fitch uses the same ratings for municipal securities as described above for Institutional short-Term Credit Ratings.

EXHIBIT B

PROXY VOTING POLICIES

                            OLD MUTUAL ADVISOR FUNDS

Proxy Voting Guidelines

Revised 23 June 2004
Approved 8 July 2004

These Proxy Voting Guidelines (the "Guidelines") are being adopted by the Board of Trustees of the Old Mutual Advisor Funds (the "Trust") in accordance with Rule 30b1-4 of the Investment Company Act of 1940, as amended (the "Rule"). The Trust recognizes that proxies have an economic value and in voting proxies, and seeks to maximize the value of its investments and its shareholders' assets. The Trust believes that the voting of proxies is an economic asset that has direct investment implications. Moreover, the Trust believes that each portfolio's investment adviser or sub-adviser is in the best position to assess the financial implications presented by proxy issues and the impact a particular vote may have on the value of a security. Consequently, the Trust generally assigns proxy voting responsibilities to the investment managers responsible for the management of each respective Trust portfolio. In supervising this assignment, the Trustees will periodically review the voting policies of each investment adviser or sub-adviser that manages a Trust portfolio that invests in voting securities. If an investment adviser to a Trust portfolio who invests in voting securities does not have a proxy policy which complies with the relevant portions of the Rule and the proxy voting rule under the Investment Advisers Act of 1940 , that adviser will be required to follow these Guidelines.

Disclosure of General Proxy Voting Guidelines

In evaluating proxy issues, information from various sources may be considered including information from company management, shareholder groups, independent proxy research services, and others. In all cases, however, each proxy vote should be cast in a manner that seeks to maximize the value of a portfolio's assets.

The Trust's guidelines as they relate to certain common proxy proposals are summarized below along with the Trust's usual voting practice. As previously noted, an adviser or sub-adviser to the Trust will only be required to follow these Guidelines if they do not have a proxy voting policy which complies with applicable regulatory requirements.

Board of Directors

o The Trust generally votes FOR proposals: (1) requesting board audit, compensation, and/or nominating committees be composed exclusively of independent directors; (2) seeking to repeal classified boards and seek to elect all directors annually; (3) seeking to restore shareholder ability to remove directors with or without cause; (4) seeking to permit shareholders to elect directors to fill board vacancies; (5) seeking to fix the size of the board; (6) requesting that a majority or more of directors be independent, and (7) by shareholders seeking to require that the position of chairman be filled by an independent director.

o The Trust generally votes AGAINST proposals seeking to: (1) require directors to own a minimum amount of company stock; (2) limit the tenure of outside directors; (3) classify the board; (4) provide that directors may be removed only for cause; (5) provide that only continuing directors may elect replacements to fill board vacancies; (6) provide management the ability to alter the size of the board without shareholder approval; and (7) require two candidates per board seat.

o The Trust will evaluate on a case-by-case basis: (1) director nominees; (2) proposals on director and officer indemnification and liability protections, using Delaware law as the standard; and (3) proposals that establish or amend director qualifications.

Approval of Independent Auditors

o The Trust generally votes FOR proposals seeking to ratify the selection of auditors.

o The Trust will evaluate on a case-by-case basis proposals requesting: (1) companies to prohibit or limit their auditors from engaging in non-audit services and (2) audit firm rotation.

Shareholder Rights

o The Trust generally votes FOR proposals seeking to: (1) remove restrictions on the right of shareholders to act independently of management; (2) allow or make easier shareholder action by written consent; (3) lower supermajority shareholder vote requirements; and (4) give the board the ability to amend the by-laws in addition to shareholders.

o The Trust generally votes AGAINST proposals seeking to: (1) restrict or prohibit shareholder ability to call special meetings; (2) restrict or prohibit shareholder ability to take action by written consent; (3) require a supermajority shareholder vote; and (4) give the board exclusive authority to amend by-laws.

o The Trust will evaluate on a case-by-case basis proposals that adopt a fair price provision.

Anti-Takeover Defenses and Voting Related Issues

o The Trust generally votes FOR proposals: (1) to adopt confidential voting, use independent vote tabulators and use independent inspectors of elections; (2) by management seeking to change the date/time/location of the annual meeting; (3) by shareholders requesting a company to submit its poison pill for shareholder ratification or redeem it; (4) seeking to opt out of control share acquisition statutes; (5) seeking to restore voting rights to the control shares; and (6) seeking to adopt anti-greenmail charter or by-law amendments or otherwise restrict a company's ability to make greenmail payments.

o The Trust generally votes AGAINST proposals: (1) seeking to provide management with the authority to adjourn an annual or special meeting; (2) by shareholders seeking to change the date/time/location of the annual meeting; (3) seeking to eliminate cumulative voting; (4) seeking to amend the charter to include control share acquisition provisions; and (5) seeking to increase authorized common stock for the explicit purpose of implementing a shareholder rights plan ("poison pill").

o The Trust will evaluate on a case-by-case basis proposals: (1) regarding a bundled or conditioned proxy proposals; (2) requesting reimbursement of proxy solicitation expenses; (3) requesting advance notice proposals; (4) seeking to restore or permit cumulative voting; and (5) requesting to opt in or out of state takeover statutes.

Corporate Governance

o The Trust generally votes FOR proposals: (1) seeking to amend by-laws or charters for housekeeping changes; and (2) regarding reincorporation.

o The Trust will evaluate on a case-by-case basis proposals requesting a change in a company's state of incorporation.

Capital Structure

o The Trust generally votes FOR proposals seeking to: (1) increase common share authorization for a stock split; (2) implement a reverse stock split; (3) authorize preferred stock where the company specifies the rights of such stock and they appear reasonable; (4) reduce the par value of common stock; (5) institute open-market share repurchase plans in which all shareholders may participate in equal terms; (6) approve increases in common stock beyond the allowable increase when a company's shares are in danger of being delisted or there is a going concern issue; and (7) create a new class of non-voting or sub-voting common stock.

o The Trust generally votes AGAINST proposals seeking to: (1) increase the number of authorized shares that have superior voting rights at companies with dual-class capital structures; (2) authorize the creation of new classes of blank check preferred stock; (3) increase the number of blank check preferred stock when no shares have been issued or reserved for a specific purpose; and
(4) create a new class of common stock with superior voting rights.

o The Trust will evaluate on a case-by-case basis proposals seeking to: (1) seeking to increase the number of shares of common and preferred stock authorized for issue; (2) seeking to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue; (3) requesting preemptive rights; (4) regarding a debt restructuring plan; (5) regarding the creation of tracking stock; (6) regarding conversion of securities; (7) regarding the formation of a holding company; (8) regarding "going private" transactions; (9) regarding private placements; and (10) regarding recapitalizations.

Executive and Director Compensation

o The Trust generally votes FOR proposals: (1) requesting additional disclosure of executive and director pay information; (2) requesting golden and tin parachutes submitted for shareholder ratification; (3) requesting shareholder approval in order to implement an employee stock option plan ("ESOP") or to increase authorized shares for existing ESOPs, except where excessive; (4) seeking to implement a 401(k) savings plan for employees; (5) regarding plans which provide a dollar-for-dollar cash for stock exchange; (6) seeking to eliminate retirement plans for non-employee directors; (7) seeking to put option repricings to a shareholder vote; (8) asking the company to expense stock options; (9) seeking to simply amend shareholder approved compensation plans to comply with Omnibus Budget Reconciliation Act of 1987 ("OBRA laws"); (10) seeking to add performance goals to existing compensation plans to comply with

OBRA laws; and (11) requesting cash or cash and stock bonus plans that are submitted to shareholders for the purpose of examining compensation under OBRA laws.

o The Trust generally votes AGAINST proposals: (1) seeking to set absolute levels of compensation; and (2) requiring director fees to be paid in stock only.

o The Trust will evaluate on a case-by-case basis proposals: (1) regarding compensation plans; (2) by management seeking approval to reprice options; (3) regarding employee stock purchase plans; (4) seeking to ratify or cancel golden or tin parachutes; (5) seeking to provide an option of taking all or a portion of cash compensation in the form of stock; (6) regarding plans which do not provide a dollar-for-dollar cash for stock exchange; (7) seeking to amend existing OBRA plans to increase shares reserved and to qualify for favorable tax treatment under the OBRA laws; and (8) by shareholders regarding all other executive and director pay issues.

Mergers and Corporate Restructurings

o The Trust generally votes FOR proposals seeking to: (1) restore or provide shareholders with rights of appraisal and (2) change the corporate name.

o The Trust generally votes AGAINST proposals requesting the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

o The Trust will evaluate on a case-by-case basis proposals: (1) regarding mergers and acquisitions; (2) regarding spin-offs; (3) regarding asset sales;
(4) regarding asset purchases; (5) regarding liquidations; (6) regarding joint ventures; and (7) seeking to maximize shareholder value.

Social and Environmental Issues

o The Trust generally votes FOR proposals: (1) requesting additional information, particularly when it appears companies have not adequately addressed shareholders' environmental concerns; (2) outlining vendor standards compliance; (3) outlining a company's involvement in spaced-based weaponization;
(4) outlining the company's efforts to diversify the board; (5) outlining the company's affirmative action initiatives; and (6) outlining the company's progress towards the Glass Ceiling Commission's business recommendations.

o The Trust generally votes AGAINST proposals: (1) seeking to completely phase out genetically engineered (GE) ingredients from the company's products; (2) requesting a report on the health and environmental effects of GE ingredients;
(3) seeking to label GE ingredients voluntarily; (4) requesting a report on a company's policies aimed at curtailing gun violence; (5) requesting stronger tobacco product warnings, as such decisions are better left to public health authorities; (6) seeking to prohibit investment in tobacco equities, as such decisions are better left to public health authorities; (7) requesting the company to affirm political nonpartisanship in the workplace; (8) requesting, reporting or publishing in newspapers the company's political contributions; (9) seeking to disallow or restrict the company from making political contributions;
(10) requesting a list of company associates that have prior government service and whether such service had a bearing on the company; (11) implementing the China Principles; (12) requesting reports on foreign military sales or offsets;
(13) requesting a company to cease production of nuclear weapons; and (14) requesting a report on the diversity efforts of suppliers and service providers.

o The Trust will evaluate on a case-by-case basis proposals: (1) seeking to phase out the use of animals in product testing; (2) requesting the company to implement price restraints on pharmaceutical products; (3) requesting a report on the feasibility of labeling GE ingredients; (4) requesting a report on the financial, legal and environmental impact of continued use of GE ingredients;
(5) requesting reports on the company's procedures for preventing predatory lending; (6) regarding tobacco; (7) requesting a report outlining potential environmental damage from drilling in the Artic National Wildlife Refuge; (8) seeking to adopt the CERES Principles; (9) seeking to adopt a comprehensive recycling strategy; (10) seeking to invest in renewable energy sources; (11) seeking to review ways to link executive compensation to social factors; (12) requesting a report detailing the company's operations in a particular country and steps to protect human rights; (13) seeking to implement certain human rights standards; (14) seeking to endorse or increase activity on the MacBride Principles; (15) requesting a company to renounce future involvement in antipersonnel landmine and cluster bomb production; and (16) requesting a company to increase the diversity of the board.

o Other Situations

No Proxy Voting Guideline can anticipate all potential proxy voting issues that may arise. Consequently, other issues that appear on proxies are reviewed on a case-by-case basis and the Trust's vote is cast in a manner that the Trust believes is in the best interest of the applicable Trust portfolio and its shareholders.

Conflicts of Interest

The Trust recognizes that conflicts of interest exist, or may appear to exist, in certain circumstances when voting proxies. Since under normal circumstances the adviser or sub-adviser will be responsible for voting proxies related to securities held in a Trust portfolio, the portfolios themselves will not have a conflict of interest with fund shareholders in the voting of proxies. The Trust expects each adviser and sub-adviser responsible for voting proxies to adopt policies that address the identification of material conflicts of interest that may exist and how such conflicts are to be resolved to ensure that voting decisions are based on what is in the best interest of each respective Trust portfolio and its shareholders and is not influenced by any conflicts of interest that the adviser or sub-adviser may have.

Disclosure of Proxy Voting Guidelines and Record

The Trust will fully comply with all applicable disclosure obligations under the Rule. These include the following:

[] Disclosure in shareholder reports that a description of the Trust's Proxy Voting Guidelines are available upon request without charge and information about how it can be obtained (e.g., Trust website, SEC web site, and toll free phone number).

[] Disclosure in the Trust's Statement of Additional Information (SAI) the actual policies used to vote proxies.

[] Disclosure in shareholder reports and in the SAI that information regarding how the Trust voted proxies during the most recent twelve month period ended June 30 is available without charge and how such information can be obtained.

The Trust will file all required reports regarding the Trust's actual proxy voting record on Form N-PX on an annual basis as required by the Rule. This voting record will also be made available to shareholders.

The Trust will respond to all requests for guideline descriptions or proxy records within three (3) business days of such request.

Maintenance of Proxy Voting Records

The Trust's administrator, adviser, and/or sub-advisers will be responsible for maintaining all appropriate records related to the voting of proxies held in a Trust portfolio as required by the Rule. These records include proxy ballots, share reconciliation reports, recommendation documentation, and other pertinent supporting documentation relating to a particular proxy. Applicable records shall be maintained for a period of six (6) years.

Review of Proxy Voting Guideline

This guideline as well as the proxy voting guidelines of all Trust advisers and sub-advisers will be reviewed at least annually. This review will include, but will not necessarily be limited to, any proxy voting issues that may have arisen or any material conflicts of interest that were identified and the steps that were taken to resolve those conflicts.

                            OLD MUTUAL CAPITAL, INC.

PROXY VOTING POLICY

Dated: 6/2004

Introduction

Old Mutual Capital, Inc. ("OM Capital") recognizes that proxies have an economic value. In voting proxies, OM Capital requires that each sub-adviser it engages seeks to maximize the economic value of clients' assets by casting votes in a manner that it believes to be in the best interest of the affected client(s). Proxies are considered client assets and are to be managed with the same care, skill and diligence as all other client assets. When voting proxies, sub-advisers are to adhere to this Policy, their internal proxy voting policy and any written guidelines or instructions from clients.

PROXY OVERSIGHT COMMITTEE

OM Capital has established a Proxy Oversight Committee (the "Committee"), consisting of the Investment Officer, General Counsel, and Chief Compliance Officer. The Committee is primarily responsible for:

[] Approving OM Capital's Proxy Voting Policy (the "Policy") and related Procedures;

[]  Reviewing the proxy voting policies of sub-advisers;

[]  Acting as a resource for sub-advisers on proxy matters, when requested.

MATERIAL CONFLICT OF INTEREST IDENTIFICATION AND RESOLUTION

OM Capital's Committee reviews each sub-adviser's policies and procedures for identifying and resolving material conflicts of interest. The Committee also offers to serve as a potential resource for the sub-advisers to access to assist in determining how to resolve material conflicts of interest when voting a proxy for a client of OM Capital, Inc. The sub-advisers are not mandated to use this resource.

DISCLOSURE TO CLIENTS

OM Capital's Form ADV will include a description of this Policy and, upon request; OM Capital will provide clients a copy of the complete Policy. OM Capital will also provide to clients, upon request, information on how their securities were voted.

PROXY VOTING PROCEDURES

SUB-ADVISER PROXY VOTING REPORTS

Each sub-adviser is required to prepare a Proxy Voting Record Report for the Committee on a periodic basis. The Proxy Voting Record Report includes all proxies that were voted during a period of time. Each sub-adviser also prepares a Proxy Conflict of Interest Report that documents all instances where a material conflict of interest was identified and the resolution of the material conflict of interest.

Maintenance of Proxy Voting Records

The following records are maintained for a period of six years, with records being maintained for the first two years on site:

o   These policy and procedures, and any amendments thereto;

o   Various reports prepared according to the above procedures; and

o Each written client request for information and a copy of any written response by OM Capital to a client's written or oral request for information.

Each sub-adviser will maintain the records required to be maintained under the federal securities laws.

Dated: 6/2004

                       Copper Rock Capital Partners, LLC.

                       Proxy Voting Policies & Procedures


Copper Rock Capital Partners, LLC. ("Copper Rock") acknowledges it has a duty of care to its clients that requires it to monitor corporate events and vote client proxies. Copper Rock has adopted and implemented policies and procedures reasonably designed to ensure that it votes proxies in the best interest of our clients. Copper Rock recognizes that it (i) has a fiduciary responsibility under the Employee Retirement Income Securities Act (ERISA) to vote proxies prudently and solely in the best interest of plan participants and beneficiaries (ii) will vote stock proxies in the best interest of the client (non-ERISA) when directed (together, our "clients"). Copper Rock has developed its policy to be consistent with, wherever possible, enhancing long-term shareholder value and adhering to leading corporate governance practices. Our general policy regarding the voting of proxies is as follows:

1) Proxy Voting Policies

         o Routine and/or non-controversial, general corporate governance issues are normally voted with management; these would include such items as: Election of Directors and Approval of Independent Auditors.

         o Occasionally, Copper Rock may vote against management's proposal on a particular issue; such issues would generally be those deemed likely to reduce shareholder control over management, entrench management at the expense of shareholders, or in some way diminish shareholders' present or future value. From time to time Copper Rock will receive and act upon the client's specific instructions regarding proxy proposals. Copper Rock reserves the right to vote against any proposals motivated by political, ethical or social concerns. Copper Rock will examine each issue solely from an economic perspective.

         o Non-Routine or Controversial Issues, Copper Rock requires that the portfolio manager and/or analyst review each issue. Copper Rock believes that smaller capitalization securities warrant increased attention paid to the proxy process. Therefore, Copper Rock reviews each non-routine or controversial issue on a case by case basis. The justification for each vote will be documented via the comment section of the proxy edge system or by a separate analysis.

         o Occasions may arise during the voting process in which the best interest of the clients conflicts with Copper Rock's interests. Conflicts of interest generally include (i) business relationships where Copper Rock has a substantial business relationship with, or is actively soliciting business from, a company soliciting proxies
              (ii) personal or family relationships whereby an employee of Copper Rock has a family member or other personal relationship that is affiliated with a company soliciting proxies, such as a spouse who serves as a director of a public company. A conflict could also exist if a substantial business relationship exists with a proponent or opponent of a particular initiative. If Copper Rock determines that a material conflict of interest exists, Copper Rock will disclose the conflict to its client(s) and vote the proxy as directed by the client(s).

2) Proxy Voting Procedures:

         a) Process

         For most stocks Copper Rock uses Proxy Edge, an electronic proxy voting system. Through Proxy Edge we receive electronic ballots for a majority of the accounts we vote. With this system we are able to keep records of which accounts are voted, how accounts are voted, and how many shares are voted. For proxies not received through Proxy Edge, the same procedures and processes are followed. Records are kept electronically and ballots are voted manually and sent by means of the U.S. postal service. Upon timely receipt of proxy materials from the client's Custodian or through Proxy Edge:

         o Copper Rock will receive the initial proxy information and will monitor the voting process throughout.

         o A member of Copper Rock will review all proposals, vote routine issues and will consult with Copper Rock's Investment managers on non-routine or controversial issues.

         o The decision and rational concerning non-routine or controversial issues will be documented in the comment section of the Proxy Edge system or by separate analysis.

         o The Chief Compliance Officer is responsible for ensuring that the proxies are transmitted for voting in a timely fashion and maintaining a record of the vote, which will be made available to clients upon request.

         o All proxies will be voted solely in the interest of clients.

         o Copper Rock reserves the right not to vote proxies if the cost of voting exceeds the expected benefit to the client.

         o All tender offers are reviewed and treated in a similar manner.


         b) Records & Reports

         o The proxy information kept by Copper Rock will include the following: (i) name of the issuer, (ii) the exchange ticker symbol, (iii) the CUSIP number, (iv) the shareholder meeting date,
              (v) a brief description of the matter brought to vote; (vi) whether the proposal was submitted by management or a shareholder,
              (vii) how Copper Rock voted the proxy (for, against, abstained) and (viii) whether the proxy was voted for or against management.

         o A copy of how Copper Rock voted on securities held is available free of charge upon request from our clients or by calling (617) 369-7100.

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

    (a) Agreement and Declaration of Trust. Agreement and Declaration of Trust of Old Mutual Advisor Funds dated May 27, 2004. Incorporated herein by reference to Registration Statement Filed June 1, 2004.

         (1) Amendment to Schedule A of the Declaration of Trust as amended May 11, 2005. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

    (b) By-Laws of Old Mutual Advisor Funds. Incorporated herein by reference to Registration Statement Filed June 1, 2004.

    (c)  Instruments Defining Rights of Security Holders.

         (1) Articles II, VI, VII and IX of the Agreement and Declaration of Trust.

         (2)      Articles IV and VI of the Bylaws.

    (d)  Investment Advisory Agreement.

         (1) Form of Investment Advisory Agreement dated __________, 2004, by and between the Registrant, on behalf of each fund of the Registrant, and Old Mutual Capital, Inc. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

         (2) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and among Old Mutual Capital, Inc., Ibbotson Associates Advisors, LLC and the Registrant. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

         (3) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and among Old Mutual Capital, Inc., Acadian Asset Management, Inc. and the Registrant. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

         (4) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and among Old Mutual Capital, Inc., Analytic Investors, Inc. and the Registrant. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

         (5) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and among Old Mutual Capital, Inc., Barrow, Hanley, Mewhinney & Strauss, Inc. and the Registrant. Incorporated herein by reference to the Post-Effective Amendment No. 2 to Registration Statement filed September 24, 2004.

         (6) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and among Old Mutual Capital, Inc., Clay Finlay, Inc. and the Registrant. Incorporated herein by reference to the

                  Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

         (7) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and among Old Mutual Capital, Inc., Dwight Asset Management Company and the Registrant. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

         (8) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and among Old Mutual Capital, Inc., Heitman Real Estate Securities LLC and the Registrant. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

         (9) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and among Old Mutual Capital, Inc., Liberty Ridge Capital, Inc. and the Registrant. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

         (10) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and among Old Mutual Capital, Inc., Provident Investment Counsel and the Registrant. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

         (11) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and among Old Mutual Capital, Inc., Rogge Global Partners PLC and the Registrant. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

         (12) Form of Investment Sub-Advisory Agreement dated __________, 2005, by and among Old Mutual Capital, Inc., Copper Rock Capital Partners LLC and the Registrant. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

         (13) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and among Old Mutual Capital, Inc., Thompson, Siegel & Walmsley, Inc. and the Registrant. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

         (14) Amendment No. 1 dated May 11, 2005 to Schedule A of the Investment Advisory Agreement dated September 7, 2004. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

         (15) Form of Investment Sub-Advisory Agreement dated __________, 2005, by and among Old Mutual Capital, Inc., Analytic Investors, Inc. and the Registrant with respect to Old Mutual Analytic Defensive Equity Fund. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

    (e) Distribution Agreement. Form of Distribution Agreement dated ____________, 2004, by and between the Registrant and Old Mutual Investment Partners. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

         (1) Amendment No. 1 dated May 11, 2005 to Exhibit A to Distribution Agreement between Old Mutual Advisor Funds and Old Mutual Investment Partners dated May 11, 2005. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

    (f)  Bonus or Profit Sharing Contracts. Not Applicable.

    (g) Custodian Agreement. Form of Custodian Agreement between the Registrant and Wachovia Bank, National Association. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

         (1) Amendment No. 1 dated May 11, 2005 to Attachment C of the Custodian Agreement dated August 2, 2004. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

    (h)  Other Material Contracts.

         (1) Form of Administrative Services Agreement dated __________, 2004, by and between the Registrant and Old Mutual Fund Services. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

         (2) Form of Sub-Administrative Services Agreement dated __________, 2004, by and between Old Mutual Fund Services and SEI Investments Global Fund Services. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

         (3) Expense Limitation Agreement effective __________, 2004 between Old Mutual Capital, Inc. and the Registrant, on behalf of the Funds. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

         (4) Form of Shareholder Web Services Agreement dated __________, 2004 by and between the Registrant and Old Mutual Fund Services. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

         (5) Service Plan for the Registrant's Class A and Class C Shares. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

         (6) Amendment No. 1 dated May 11, 2005 to Schedule A of the Administrative Services Agreement dated September 7, 2004. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

         (7) Amendment No. 1 dated May 11, 2005 to Schedule A of the Sub-Administrative Services Agreement dated August 2, 2004. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

         (8) Revised Schedule A to the Service Plan for the Registrant's Class A and Class C Shares as revised May 11, 2005. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

    (i) Opinion and consent of Counsel. Incorporated herein by reference to the Post-Effective Amendment No. 2 to Registration Statement filed September 24, 2004.

    (j) Consent of Auditors. Consent of Auditors relating to the Registrant's financial statements for the period ended August 27, 2004 was included in Post-Effective Amendment No. 2 to Registration Statement filed on September 24, 2004.

         (1) Consent of Auditors relating to the financial statements for Old Mutual Analytic Defensive Equity Fund for the period ended December 31, 2004 was included in Post-Effective Amendment No. 4 to Registration Statement filed on July 27, 2004.

    (k)  Not Applicable.

    (l) Letter from Old Mutual (US) Holdings Inc. to the Registrant with respect to the initial capitalization of the Registrant. Incorporated herein by reference to the Post-Effective Amendment No. 2 to Registration Statement filed September 24, 2004.

    (m)  Plan under Rule 12b-1.

         (1) Form Distribution Plan under Rule 12b-1 with respect to the Class A Shares. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

         (2) Form of Distribution Plan under Rule 12b-1 with respect to the Class C Shares. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

         (3) Revised Schedule A to the Distribution Plan under Rule 12b-1 with respect to the Class A Shares as revised May 11, 2005. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

         (4) Revised Schedule A to the Distribution Plan under Rule 12b-1 with respect to the Class C Shares as revised May 11, 2005. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

    (n) Rule 18f-3 Multiple Class Plan. Form of Rule 18f-3 Multiple Class Plan dated July 8, 2004. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

         (1) Revised Schedule A to the Rule 18f-3 Plan as revised May 11, 2005. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

    (o)  Not Applicable.

    (p)  Code of Ethics.

         (1) Code of Ethics of the Registrant. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

         (2) Code of Ethics of Old Mutual Capital, Inc. and Old Mutual Investment Partners. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

         (3) Code of Ethics of Ibbotson Associates Advisors, LLC. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

         (4) Code of Ethics of Acadian Asset Management, Inc. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

         (5) Code of Ethics of Analytic Investors, Inc. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

         (6) Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, Inc. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

         (7) Code of Ethics of Clay Finlay, Inc. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

         (8) Code of Ethics of Dwight Asset Management Company. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

         (9) Code of Ethics of Heitman Real Estate Securities LLC. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

         (10) Code of Ethics of Liberty Ridge Capital, Inc. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

         (11) Code of Ethics of Provident Investment Counsel. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

         (12) Code of Ethics of Rogge Global Partners PLC. Incorporated herein by reference to the Post-Effective Amendment No. 2 to Registration Statement filed September 24, 2004.

         (13) Code of Ethics of Copper Rock Capital Partners LLC. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

         (14) Code of Ethics of Thompson, Siegel & Walmsley, Inc. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

    (q) Other: Trustees' Power of Attorney. Power of Attorney for John R. Bartholdson, Mark E. Black, David J. Bullock, Robert M. Hamje, Jarrett
         B. Kling, and L. Kent Moore. Incorporated herein by reference to Registration Statement Filed June 1, 2004.

         (1) Power of Attorney for Walter W. Driver, Jr. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons that are controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

The Agreement and Declaration of Trust of the Registrant include the following:

                                  ARTICLE VIII
                   LIMITATION OF LIABILITY AND INDEMNIFICATION

         SECTION 8.1. LIMITATION OF LIABILITY. A Trustee or officer, when acting in such capacity, shall not be personally liable to any Person for any act, omission or obligation of the Trust or any Trustee or officer; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust.

         SECTION 8.2. INDEMNIFICATION OF COVERED PERSONS. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act, the By-Laws and other applicable law.

The Bylaws of the Registrant include the following:

                                  ARTICLE VIII
                                 INDEMNIFICATION

         SECTION 1. INDEMNIFICATION. For the purpose of this Section 1, "Trust" includes any domestic or foreign predecessor entity of this Trust in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction; "proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Section 1.

                  (a) The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was a Covered Person, against expenses, judgments, fines and amounts paid in settlements actually and reasonably incurred by such person in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (i) in the case of conduct in his official capacity as a Covered Person, that his conduct was in the Trust's best interests and (ii) in all other cases, that his conduct was at least not opposed to the Trust's best interests and (iii) in the case of a criminal proceeding, that he had no reasonable cause to believe that his conduct was unlawful. The termination of any proceeding by judgment, order or settlement shall not, of itself, create a presumption that the person did not meet the requisite standard of conduct set forth in this Section 1. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the person did not meet the requisite standard of conduct set forth in this Section 1.

                  (b) The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that person is or was a Covered Person, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of such action or suit if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

                  (c) Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Covered Person's office with the Trust.

         SECTION 2. ADVANCE PAYMENTS OF INDEMNIFIABLE EXPENSES. To the maximum extent permitted by law, the Trust or applicable Portfolio may advance to a Covered Person, in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding, expenses for which the Covered Person would ultimately be entitled to indemnification; provided that the Trust or applicable Portfolio has received an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Portfolio if it is ultimately determined that he is not entitled to indemnification for such expenses, and further provided that (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust nor parties to the matter, or independent legal counsel in a written opinion shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification for such expenses.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

The list required by this Item 26 of officers and directors of the investment adviser and sub-advisers, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to the respective Forms ADV filed by the investment adviser and sub-advisers under the file numbers indicated in the table below:

--------------------------------------------------------------------------------
                                                               ADVISERS ACT
ADVISER/SUB-ADVISER                                          REGISTRATION NUMBER
--------------------------------------------------------------------------------
Old Mutual Capital, Inc.                                         801-63140
--------------------------------------------------------------------------------
Ibbotson Associates Advisors, LLC                                801-62323
--------------------------------------------------------------------------------
Acadian Asset Management, Inc.                                   801-28078
--------------------------------------------------------------------------------
Analytic Investors, Inc.                                         801-07082
--------------------------------------------------------------------------------
Barrow, Hanley, Mewhinney & Strauss, Inc.                        801-31237
--------------------------------------------------------------------------------
Clay Finlay, Inc.                                                801-17316
--------------------------------------------------------------------------------
Dwight Asset Management Company                                  801-45304
--------------------------------------------------------------------------------
Heitman Real Estate Securities LLC                               801-48252
--------------------------------------------------------------------------------
Liberty Ridge Capital, Inc.                                      801-48872
--------------------------------------------------------------------------------
Provident Investment Counsel                                     801-47993
--------------------------------------------------------------------------------
Rogge Global Partners PLC                                        801-25482
--------------------------------------------------------------------------------
Thompson, Siegel & Walmsley, Inc.                                801-06273
--------------------------------------------------------------------------------
Copper Rock Capital Partners LLC                                 801-63900
--------------------------------------------------------------------------------

ITEM 27. PRINCIPAL UNDERWRITERS

   (a) Registrant's distributor, Old Mutual Investment Partners, acts as distributor for PBHG Funds, PBHG Insurance Series Fund and the Registrant.

   (b) The principal business address of each person named in the table below is Old Mutual Investment Partners, 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087.

-----------------------------------------------------------------------------------------
                         POSITIONS AND OFFICE WITH           POSITION AND OFFICES WITH
NAME                     UNDERWRITER                         REGISTRANT
-----------------------------------------------------------------------------------------
David J. Bullock         Trustee and Chief Executive         President, Chief Executive
                         Officer                             Officer and Trustee
-----------------------------------------------------------------------------------------
Michael W. Rose          President                           ---
-----------------------------------------------------------------------------------------
Mark E. Black            Chief Financial Officer and Chief   Treasurer, Chief Financial
                         Administrative Officer              Officer and Controller
-----------------------------------------------------------------------------------------
Andra C. Ozols           Executive Vice President, General   ---
                         Counsel and Secretary
-----------------------------------------------------------------------------------------
Brian C. Dillon          Vice President and Chief            Vice President and Chief
                         Compliance Officer                  Compliance Officer
-----------------------------------------------------------------------------------------

   (c)   None.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

    (a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
         (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

                           Wachovia Bank, National Association
                           123 South Broad Street
                           Philadelphia, PA 19109

    (b)  With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
         (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of Registrant's Sub-Administrator:

                           SEI Investments Global Funds Services
                           One Freedom Valley Road
                           Oaks, PA 19456

    (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser or Sub-Advisers:

                           Old Mutual Capital, Inc.
                           4643 South Ulster Street, Suite 600
                           Denver, CO 80237

                           and

                           1400 Liberty Ridge Drive
                           Wayne, PA 19087

                           Ibbotson Associates Advisors, LLC
                           225 N. Michigan Avenue, Suite 700
                           Chicago, IL  60601

                           Acadian Asset Management, Inc.
                           Ten Post Office Square
                           Boston, MA  02109

                           Analytic Investors, Inc.
                           500 South Grand Avenue, 23rd Floor
                           Los Angeles, CA  90071

                           Barrow, Hanley, Mewhinney & Strauss, Inc.
                           3232 McKinney Avenue, 15th Floor
                           Dallas, TX  75204-2429

                           Clay Finlay, Inc.
                           200 Park Avenue
                           New York, NY  10166

                           Dwight Asset Management Company
                           100 Bank Street
                           Burlington, VT  05401

                           Heitman Real Estate Securities LLC
                           191 N. Wacker Drive, Suite 2500
                           Chicago, IL  60606

                           Liberty Ridge Capital, Inc.
                           1400 Liberty Ridge Drive
                           Wayne, PA  19087

                           Provident Investment Counsel
                           300 North Lake Avenue, Penthouse
                           Pasadena, CA  91101

                           Rogge Global Partners PLC
                           Sion Hall
                           56 Victoria Embankment
                           London, England  EC4Y ODZ

                           Thompson, Siegel & Walmsley, Inc.
                           500 Monument Avenue
                           Richmond, VA  23230

                           Copper Rock Capital Partners LLC
                           200 Clarendon Street, 53rd Floor
                           Boston, MA  02116

ITEM 29. MANAGEMENT SERVICES

None.

ITEM 30. UNDERTAKINGS

Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Post-Effective Amendment No. 5 certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No.5 under Rule 485(b) under the Securities Act of 1933 and to be signed on its behalf by the undersigned, thereunto duly authorized, in this Township of Tredyffrin and Commonwealth of Pennsylvania on the 27th day of July, 2005.

                                              OLD MUTUAL ADVISOR FUNDS
                                              Registrant

                                              By:   /S/ DAVID J. BULLOCK
                                                 ------------------------
                                                    David J. Bullock
                                                    Trustee and President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                        Title                           Date
---------                        -----                           ----

            *                    Trustee                         July 27, 2005
----------------------------
John R. Bartholdson

            *                    Trustee                         July 27, 2005
----------------------------
Walter W. Driver, Jr.

            *                    Trustee                         July 27, 2005
----------------------------
Robert M. Hamje

            *                    Trustee                         July 27, 2005
----------------------------
Jarrett B. Kling

            *                    Trustee                         July 27, 2005
----------------------------
L. Kent Moore

  /S/ DAVID J. BULLOCK           Trustee and President           July 27, 2005
----------------------------
David J. Bullock

  /S/ MARK E. BLACK              Treasurer and                   July 27, 2005
----------------------------
Mark E. Black                    Chief Financial Officer

                                 * By:  /S/ DAVID J. BULLOCK
                                        --------------------
                                        David J. Bullock
                                        Attorney-in-Fact

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